Hartford Core Bond ETF
Schedule of Investments
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.1%
	Asset-Backed - Automobile - 0.2%
$ 8,798	American Credit Acceptance Receivables Trust 0.62%, 10/13/2023(1)	$ 8,799
105,000	Prestige Auto Receivables Trust 1.62%, 11/16/2026(1)	104,965
195,069	Tricolor Auto Securitization Trust 0.74%, 04/15/2024(1)	195,048
105,000	Westlake Automobile Receivables Trust 1.65%, 02/17/2026(1)	105,639
		414,451
	Asset-Backed - Credit Card - 0.0%
110,000	Mercury Financial Credit Card Master Trust 1.54%, 03/20/2026(1)	110,191
	Asset-Backed - Finance & Insurance - 4.1%
580,000	Barings CLO Ltd. 1.32%, 10/20/2030, 3 mo. USD LIBOR + 1.190%(1)(2)	580,173
122,829	BHG Securitization Trust 0.90%, 10/17/2034(1)	122,498
	BlueMountain CLO Ltd.
250,000	1.23%, 04/20/2034, 3 mo. USD LIBOR + 1.100%(1)(2)	250,147
470,000	1.27%, 04/19/2034, 3 mo. USD LIBOR + 1.150%(1)(2)	470,138
460,000	1.31%, 11/20/2034, 3 mo. USD LIBOR + 1.190%(1)(2)	460,094
	Carlyle U.S. CLO Ltd.
270,000	1.15%, 04/20/2031, 3 mo. USD LIBOR + 1.020%(1)(2)	270,285
250,000	1.21%, 04/20/2034, 3 mo. USD LIBOR + 1.080%(1)(2)	250,258
300,000	CIFC Funding Ltd. 1.31%, 10/20/2034, 3 mo. USD LIBOR + 1.170%(1)(2)	299,924
270,000	Dryden CLO Ltd. 1.14%, 04/15/2031, 3 mo. USD LIBOR + 1.020%(1)(2)	270,210
135,000	FREED ABS Trust 0.62%, 11/20/2028(1)	134,978
640,000	FS Rialto 1.35%, 11/16/2036, 1 mo. USD LIBOR + 1.250%(1)(2)(3)	639,826
785,000	Galaxy XXIV CLO Ltd. 1.24%, 01/15/2031, 3 mo. USD LIBOR + 1.120%(1)(2)	784,345
270,000	Madison Park Funding Ltd. 1.38%, 01/15/2033, 3 mo. USD LIBOR + 1.260%(1)(2)	270,412
220,000	Marlette Funding Trust 0.65%, 12/15/2031(1)	219,795
785,000	Octagon Investment Partners XXI Ltd. 1.12%, 02/14/2031, 3 mo. USD LIBOR + 1.000%(1)(2)	785,024
91,801	Preston Ridge Partners Mortgage Trust LLC 2.12%, 03/25/2026(1)(4)	91,622
	Pretium Mortgage Credit Partners LLC
309,602	1.74%, 07/25/2051(1)	308,401
655,000	2.36%, 10/27/2060(1)	652,683
655,000	2.49%, 10/25/2051(1)(3)	654,882
345,000	Regatta Funding Ltd. 1.29%, 04/20/2034, 3 mo. USD LIBOR + 1.160%(1)(2)	345,203
340,000	RR Ltd. 1.23%, 07/15/2036, 3 mo. USD LIBOR + 1.110%(1)(2)	340,233
110,000	SoFi Consumer Loan Program Trust 0.49%, 09/25/2030(1)	109,822
390,000	Sound Point CLO Ltd. 1.19%, 04/25/2034, 3 mo. USD LIBOR + 1.070%(1)(2)	389,902
785,000	Sound Point CLO XIX Ltd. 1.12%, 04/15/2031, 3 mo. USD LIBOR + 1.000%(1)(2)	785,973
	Towd Point Mortgage Trust
250,241	2.75%, 10/25/2057(1)(4)	254,577
62,264	3.25%, 03/25/2058(1)(4)	63,845
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.1% - (continued)
	Asset-Backed - Finance & Insurance - 4.1% - (continued)
$ 375,000	Upstart Securitization Trust 0.84%, 09/20/2031(1)	$ 373,596
150,000	Venture CLO Ltd. 1.36%, 04/15/2034, 3 mo. USD LIBOR + 1.240%(1)(2)	150,176
403,523	VOLT CIII LLC 1.99%, 08/25/2051(1)	401,932
		10,730,954
	Commercial Mortgage-Backed Securities - 2.8%
235,000	245 Park Avenue Trust 3.51%, 06/05/2037(1)	253,389
	Benchmark Mortgage Trust
563,092	1.52%, 01/15/2054(4)(5)	65,588
619,101	1.79%, 07/15/2053(4)(5)	66,853
	BX Commercial Mortgage Trust
303,026	0.89%, 12/15/2036, 1 mo. USD LIBOR + 0.800%(1)(2)	302,844
201,645	1.01%, 10/15/2036, 1 mo. USD LIBOR + 0.920%(1)(2)	201,707
85,676	Citigroup Commercial Mortgage Trust 3.61%, 11/10/2048	89,506
	Commercial Mortgage Trust
35,000	3.18%, 02/10/2048	36,920
150,000	3.31%, 03/10/2048	158,711
210,000	3.61%, 08/10/2049(1)(4)	221,818
30,000	CSAIL Commercial Mortgage Trust 4.36%, 11/15/2051(4)	33,114
100,000	CSMC Trust 2.26%, 08/15/2037(1)	101,463
	DBJPM Mortgage Trust
469,206	1.71%, 09/15/2053(4)(5)	45,022
44,554	3.04%, 05/10/2049	46,276
	FREMF Mortgage Trust
295,000	3.59%, 04/25/2048(1)(4)	312,295
90,000	3.68%, 11/25/2049(1)(4)	94,956
230,000	3.76%, 07/25/2026(1)(4)	245,510
225,000	3.94%, 06/25/2049(1)(4)	244,247
315,000	4.15%, 08/25/2047(1)(4)	336,895
375,000	GS Mortgage Securities Trust 3.44%, 11/10/2049(4)	404,484
200,000	Hawaii Hotel Trust 1.24%, 05/15/2038, 1 mo. USD LIBOR + 1.150%(1)(2)	200,078
	JPMBB Commercial Mortgage Securities Trust
136,371	2.95%, 06/15/2049	141,686
150,000	3.24%, 10/15/2050	159,104
81,506	3.56%, 12/15/2048	85,603
635,000	3.58%, 03/15/2049	684,357
	Morgan Stanley Bank of America Merrill Lynch Trust
100,000	2.92%, 02/15/2046	101,708
210,000	3.53%, 12/15/2047	222,393
150,000	One Market Plaza Trust 3.61%, 02/10/2032(1)	150,982
50,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	51,315
100,000	VNDO Mortgage Trust 3.00%, 11/15/2030(1)	101,887
	Wells Fargo Commercial Mortgage Trust
360,000	3.15%, 05/15/2048	379,509
81,954	3.52%, 12/15/2048	85,731
420,000	3.64%, 03/15/2050	458,700
235,000	3.81%, 12/15/2048	255,354
	Wells Fargo N.A.
4,028,623	0.65%, 11/15/2062(4)(5)	188,941
1,499,818	1.35%, 11/15/2053(4)(5)	149,305
1,280,018	1.78%, 03/15/2063(4)(5)	167,791
170,000	2.04%, 02/15/2054	168,308

1

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.1% - (continued)
	Commercial Mortgage-Backed Securities - 2.8% - (continued)
$ 145,000	4.41%, 11/15/2061(4)	$ 166,769
41,622	WFRBS Commercial Mortgage Trust 2.98%, 06/15/2046	42,352
		7,223,471
	Other Asset-Backed Securities - 3.4%
	Affirm Asset Securitization Trust
94,247	1.90%, 01/15/2025(1)	94,873
38,936	3.46%, 10/15/2024(1)	39,353
100,000	Arbor Realty Commercial Real Estate Notes Ltd. 1.19%, 05/15/2036, 1 mo. USD LIBOR + 1.100%(1)(2)	99,984
150,000	Avant Loans Funding Trust 1.21%, 07/15/2030(1)	149,270
380,000	Bain Capital Credit CLO Ltd. 1.30%, 07/25/2034, 3 mo. USD LIBOR + 1.180%(1)(2)	380,263
122,084	Bayview Mortgage Fund Trust 3.50%, 01/28/2058(1)(4)	122,935
	Bayview Opportunity Master Fund Trust
95,295	3.50%, 06/28/2057(1)(4)	97,047
152,632	4.00%, 10/28/2064(1)(4)	155,139
246,409	Carlyle Global Market Strategies CLO Ltd. 1.17%, 05/15/2031, 3 mo. USD LIBOR + 1.050%(1)(2)	246,647
3,544	Consumer Loan Underlying Bond CLUB Credit Trust 2.26%, 03/15/2028(1)	3,547
154,225	Domino's Pizza Master Issuer LLC 2.66%, 04/25/2051(1)	157,674
410,000	Dryden CLO Ltd. 1.22%, 07/17/2034, 3 mo. USD LIBOR + 1.100%(1)(2)	410,210
270,000	KKR CLO Ltd. 1.12%, 04/15/2031, 3 mo. USD LIBOR + 1.000%(1)(2)	270,011
385,000	Madison Park Funding Ltd. 1.25%, 07/17/2034, 3 mo. USD LIBOR + 1.120%(1)(2)	385,259
250,000	Magnetite Ltd. 1.23%, 07/20/2031, 3 mo. USD LIBOR + 1.100%(1)(2)	250,257
8,062	Marlette Funding Trust 2.39%, 12/17/2029(1)	8,080
226,100	Navient Private Education Refi Loan Trust 0.97%, 12/16/2069(1)	223,645
330,000	New Residential Advance Receivables Trust 1.43%, 08/15/2053(1)	328,675
305,000	NRZ Advance Receivables Trust 1.48%, 09/15/2053(1)	305,184
270,000	Octagon Investment Partners Ltd. 1.45%, 10/15/2032, 3 mo. USD LIBOR + 1.330%(1)(2)	270,412
146,729	Pretium Mortgage Credit Partners LLC 1.87%, 07/25/2051(1)	146,086
100,000	Regional Management Issuance Trust 2.34%, 10/15/2030(1)	101,266
395,000	RR LLC 1.27%, 07/15/2035, 3 mo. USD LIBOR + 1.150%(1)(2)	395,473
150,000	SCF Equipment Leasing 1.19%, 10/20/2027(1)	150,323
60,000	Stack Infrastructure Issuer LLC 1.89%, 08/25/2045(1)	59,820
75,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	74,363
	Towd Point Mortgage Trust
157,855	1.75%, 10/25/2060(1)	158,761
29,365	2.75%, 08/25/2055(1)(4)	29,489
207,766	2.75%, 10/25/2056(1)(4)	210,377
266,023	2.75%, 06/25/2057(1)(4)	271,310
191,577	2.75%, 07/25/2057(1)(4)	194,052
67,880	2.90%, 10/25/2059(1)(4)	69,807
268,916	3.69%, 03/25/2058(1)(4)	280,261
163,754	Upstart Securitization Trust 0.83%, 07/20/2031(1)	163,515
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.1% - (continued)
	Other Asset-Backed Securities - 3.4% - (continued)
$ 235,000	Vantage Data Centers Issuer LLC 1.65%, 09/15/2045(1)	$ 232,361
189,950	VCAT LLC 1.74%, 05/25/2051(1)	188,853
	Venture CLO Ltd.
390,000	1.25%, 04/15/2034, 3 mo. USD LIBOR + 1.130%(1)(2)	390,171
660,000	1.27%, 07/15/2032, 3 mo. USD LIBOR + 1.150%(1)(2)	660,141
218,776	VOLT XCIX LLC 2.12%, 04/25/2051(1)	220,190
157,912	VOLT XCV LLC 2.24%, 03/27/2051(1)	158,498
250,000	Voya CLO Ltd. 1.31%, 10/18/2031, 3 mo. USD LIBOR + 1.190%(1)(2)	250,100
300,000	Wellfleet CLO Ltd. 1.30%, 07/20/2032, 3 mo. USD LIBOR + 1.170%(1)(2)	299,925
204,488	Wendy's Funding LLC 2.37%, 06/15/2051(1)	204,812
99,500	Wingstop Funding LLC 2.84%, 12/05/2050(1)	102,408
		9,010,827
	Whole Loan Collateral CMO - 9.6%
490,539	510 Asset Backed Trust 2.12%, 06/25/2061(1)	488,769
	Angel Oak Mortgage Trust
191,030	0.91%, 01/25/2066(1)(4)	192,508
524,141	0.95%, 07/25/2066(1)(4)	521,898
139,136	0.99%, 04/25/2053(1)(4)	138,809
146,112	0.99%, 04/25/2066(1)(4)	145,971
350,317	1.04%, 01/20/2065(1)(4)	347,767
258,673	1.07%, 05/25/2066(1)(4)	257,684
1,305,473	1.46%, 09/25/2066(1)(4)	1,306,655
72,569	1.47%, 06/25/2065(1)(4)	72,998
103,878	1.69%, 04/25/2065(1)(4)	104,476
52,827	Angel Oak Mortgage Trust LLC 3.65%, 09/25/2048(1)(4)	53,103
50,123	Arroyo Mortgage Trust 3.81%, 01/25/2049(1)(4)	50,601
	BRAVO Residential Funding Trust
100,712	0.94%, 02/25/2049(1)(4)	100,399
237,082	0.97%, 03/25/2060(1)(4)	235,909
520,091	1.62%, 03/01/2061(1)	517,385
	Bunker Hill Loan Depositary Trust
115,944	1.72%, 02/25/2055(1)(4)	116,963
48,716	2.88%, 07/25/2049(1)	49,137
601,505	CIM Trust 1.43%, 07/25/2061(1)(4)	595,048
	COLT Mortgage Loan Trust
91,580	0.80%, 07/27/2054(1)(4)	91,332
191,253	0.91%, 06/25/2066(1)(4)	189,463
264,865	0.92%, 08/25/2066(1)(4)	263,278
499,962	0.96%, 09/27/2066(1)(4)	495,272
663,749	1.11%, 10/25/2066(1)(4)	660,408
39,855	1.26%, 09/25/2065(1)(4)	39,945
118,489	1.33%, 10/26/2065(1)(4)	118,698
313,173	1.39%, 01/25/2065(1)(4)	310,514
88,058	1.51%, 04/27/2065(1)(4)	88,202
281,717	Credit Suisse Mortgage Capital Certificates 0.94%, 05/25/2066(1)(4)	278,799
	CSMC Trust
139,198	0.83%, 03/25/2056(1)(4)	140,089
654,468	1.17%, 07/25/2066(1)(4)	652,532
298,482	1.18%, 02/25/2066(1)(4)	300,744
168,551	1.21%, 05/25/2065(1)	168,819
98,829	1.80%, 12/27/2060(1)(4)	98,795
226,048	2.00%, 01/25/2060(1)(4)	228,723
	Deephaven Residential Mortgage Trust
68,292	0.72%, 05/25/2065(1)(4)	68,015
92,637	0.90%, 04/25/2066(1)(4)	92,229
67,676	1.69%, 05/25/2065(1)	67,756

2

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.1% - (continued)
	Whole Loan Collateral CMO - 9.6% - (continued)
	Ellington Financial Mortgage Trust
$ 66,544	0.80%, 02/25/2066(1)(4)	$ 66,197
87,385	0.93%, 06/25/2066(1)(4)	86,797
58,044	1.18%, 10/25/2065(1)(4)	58,119
427,747	1.24%, 09/25/2066(1)(4)	426,439
	GCAT Trust
232,967	0.87%, 01/25/2066(1)(4)	234,676
179,277	1.04%, 05/25/2066(1)(4)	179,277
475,948	1.09%, 08/25/2066(1)(4)	472,500
655,408	1.26%, 07/25/2066(1)(4)	653,441
49,999	1.56%, 04/25/2065(1)	50,184
32,212	2.25%, 01/25/2060(1)	32,379
254,296	Imperial Fund Mortgage Trust 1.07%, 09/25/2056(1)(4)	252,861
	Legacy Mortgage Asset Trust
115,427	1.65%, 11/25/2060(1)	114,970
102,818	1.75%, 04/25/2061(1)	103,384
132,180	1.75%, 07/25/2061(1)	131,431
	MetLife Securitization Trust
55,368	3.75%, 03/25/2057(1)(4)	57,350
69,478	3.75%, 04/25/2058(1)(4)	71,469
	MFA Trust
54,688	1.01%, 01/26/2065(1)(4)	54,554
251,066	1.03%, 11/25/2064(1)(4)	250,094
153,437	1.15%, 04/25/2065(1)(4)	154,389
	Mill City Mortgage Loan Trust
133,045	3.25%, 10/25/2069(1)(4)	136,511
68,994	3.50%, 05/25/2058(1)(4)	70,132
	New Residential Mortgage Loan Trust
134,552	0.94%, 07/25/2055(1)(4)	133,981
114,269	0.94%, 10/25/2058(1)(4)	114,058
631,328	1.16%, 11/27/2056(1)(4)	628,637
45,753	1.65%, 05/24/2060(1)(4)	45,946
151,452	3.50%, 12/25/2057(1)(4)	155,216
22,928	3.75%, 03/25/2056(1)(4)	24,326
60,159	3.75%, 11/25/2058(1)(4)	63,339
266,182	4.00%, 03/25/2057(1)(4)	283,942
279,951	4.00%, 12/25/2057(1)(4)	296,808
306,795	NMLT Trust 1.19%, 05/25/2056(1)(4)	305,499
	OBX Trust
318,959	1.05%, 07/25/2061(1)(4)	316,776
282,004	1.07%, 02/25/2066(1)(4)	280,648
	Preston Ridge Partners Mortgage Trust LLC
130,096	1.32%, 07/25/2051(1)(4)	129,478
334,165	1.74%, 09/25/2026(1)(4)	331,569
186,087	1.79%, 06/25/2026(1)	184,728
330,491	1.79%, 07/25/2026(1)	330,732
353,966	1.87%, 04/25/2026(1)	355,523
492,744	1.87%, 08/25/2026(1)	490,897
74,983	2.36%, 11/25/2025(1)	75,124
655,000	2.36%, 10/25/2026(1)(4)	654,509
	Pretium Mortgage Credit Partners LLC
657,396	1.84%, 09/25/2051(1)	655,309
367,062	1.99%, 02/25/2061(1)	364,505
149,322	RCO VII Mortgage LLC 1.87%, 05/26/2026(1)	148,297
123,885	Residential Mortgage Loan Trust 0.86%, 01/25/2065(1)(4)	123,528
26,336	Seasoned Credit Risk Transfer Trust 2.50%, 08/25/2059	26,893
	Starwood Mortgage Residential Trust
94,648	0.94%, 05/25/2065(1)(4)	94,563
636,867	1.16%, 08/25/2056(1)(4)	635,393
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.1% - (continued)
	Whole Loan Collateral CMO - 9.6% - (continued)
$ 48,621	1.49%, 04/25/2065(1)(4)	$ 48,718
245,806	Starwood Residential Mortgage Trust 1.22%, 05/25/2065(1)(4)	245,619
	Toorak Mortgage Corp. Ltd.
236,288	1.15%, 07/25/2056(1)(4)	235,109
190,000	2.24%, 06/25/2024(1)	189,507
377,305	Towd Point Mortgage Trust 2.92%, 11/30/2060(1)(4)	379,192
	VCAT LLC
1,019,622	1.87%, 08/25/2051(1)	1,017,133
663,454	1.92%, 09/25/2051(1)	660,921
82,115	2.12%, 03/27/2051(1)	82,172
	Verus Securitization Trust
144,601	0.92%, 02/25/2064(1)(4)	144,192
229,404	0.94%, 07/25/2066(1)(4)	228,394
578,838	1.01%, 09/25/2066(1)(4)	576,375
120,931	1.03%, 02/25/2066(1)(4)	120,310
95,250	1.22%, 05/25/2065(1)	95,254
75,410	1.50%, 05/25/2065(1)	75,539
79,484	2.69%, 11/25/2059(1)(4)	80,615
246,026	VOLT XCIII LLC 1.89%, 02/27/2051(1)	245,424
184,717	VOLT XCIV LLC 2.24%, 02/27/2051(1)	184,401
65,225	VOLT XCVIII LLC 2.12%, 04/25/2051(1)	65,467
969,727	Wells Fargo N.A. 0.96%, 02/15/2052(4)(5)	55,611
		25,287,024
	Total Asset & Commercial Mortgage-Backed Securities (cost $52,995,648)	$ 52,776,918
CORPORATE BONDS - 28.3%
	Aerospace/Defense - 0.5%
366,000	Boeing Co. 5.04%, 05/01/2027	$ 415,953
	L3Harris Technologies, Inc.
72,000	3.85%, 06/15/2023	75,487
100,000	4.40%, 06/15/2028	114,137
102,000	Lockheed Martin Corp. 3.80%, 03/01/2045	119,988
255,000	Northrop Grumman Corp. 5.15%, 05/01/2040	332,477
252,000	Raytheon Technologies Corp. 4.45%, 11/16/2038	303,548
		1,361,590
	Agriculture - 0.2%
64,000	Altria Group, Inc. 3.88%, 09/16/2046	63,362
112,000	Archer-Daniels-Midland Co. 3.25%, 03/27/2030	122,653
215,000	BAT Capital Corp. 2.26%, 03/25/2028	211,166
95,000	BAT International Finance plc 1.67%, 03/25/2026	93,961
		491,142
	Auto Manufacturers - 0.1%
294,000	General Motors Co. 6.13%, 10/01/2025	341,259
	Beverages - 0.6%
	Anheuser-Busch InBev Worldwide, Inc.
627,000	3.75%, 07/15/2042	683,217
31,000	4.35%, 06/01/2040	36,405
	Coca-Cola Co.
330,000	2.25%, 01/05/2032	333,554
110,000	3.00%, 03/05/2051	116,875
104,000	Constellation Brands, Inc. 3.60%, 02/15/2028	113,958

3

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.3% - (continued)
	Beverages - 0.6% - (continued)
$ 400,000	Diageo Capital plc 2.00%, 04/29/2030	$ 397,408
5,000	PepsiCo, Inc. 2.63%, 03/19/2027	5,280
		1,686,697
	Biotechnology - 0.4%
	Amgen, Inc.
475,000	2.00%, 01/15/2032	455,834
2,000	2.45%, 02/21/2030	2,034
	Gilead Sciences, Inc.
500,000	1.65%, 10/01/2030	478,528
5,000	3.65%, 03/01/2026	5,422
	Royalty Pharma plc
15,000	1.75%, 09/02/2027	14,716
105,000	2.20%, 09/02/2030	101,671
		1,058,205
	Chemicals - 0.2%
	Air Products and Chemicals, Inc.
5,000	1.50%, 10/15/2025	5,054
15,000	1.85%, 05/15/2027	15,266
209,000	DuPont de Nemours, Inc. 4.21%, 11/15/2023	222,815
	LYB International Finance LLC
45,000	1.25%, 10/01/2025	44,553
130,000	3.80%, 10/01/2060	138,814
	Sherwin-Williams Co.
67,000	2.30%, 05/15/2030	67,481
2,000	2.95%, 08/15/2029	2,119
		496,102
	Commercial Banks - 6.9%
	Bank of America Corp.
315,000	1.66%, 03/11/2027, (1.66% fixed rate until 03/11/2026; 3 mo. USD SOFR + 0.910% thereafter)(6)	313,580
435,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 3 mo. USD SOFR + 0.825% thereafter)(6)	415,110
432,000	2.46%, 10/22/2025, (2.46% fixed rate until 10/22/2024; 3 mo. USD LIBOR + 0.870% thereafter)(6)	446,724
155,000	2.57%, 10/20/2032, (2.57% fixed rate until 10/20/2031; 3 mo. USD SOFR + 1.210% thereafter)(6)	155,623
1,105,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.320% thereafter)(6)	1,119,385
485,000	3.00%, 12/20/2023, (3.00% fixed rate until 12/20/2022; 3 mo. USD LIBOR + 0.790% thereafter)(6)	497,719
155,000	3.31%, 04/22/2042, (3.31% fixed rate until 04/22/2041; 3 mo. USD SOFR + 1.580% thereafter)(6)	163,992
161,000	3.97%, 02/07/2030, (3.97% fixed rate until 02/07/2029; 3 mo. USD LIBOR + 1.210% thereafter)(6)	178,999
503,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD LIBOR + 3.150% thereafter)(6)	606,734
400,000	BNP Paribas S.A. 2.22%, 06/09/2026, (2.22% fixed rate until 06/09/2025; 3 mo. USD SOFR + 2.074% thereafter)(1)(6)	407,207
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.3% - (continued)
	Commercial Banks - 6.9% - (continued)
$ 250,000	BPCE S.A. 2.05%, 10/19/2027, (2.05% fixed rate until 10/19/2026; 3 mo. USD SOFR + 1.087% thereafter)(1)(6)	$ 249,050
	Citigroup, Inc.
200,000	0.98%, 05/01/2025, (0.98% fixed rate until 05/01/2024; 3 mo. USD SOFR + 0.669% thereafter)(6)	199,106
270,000	1.46%, 06/09/2027, (1.46% fixed rate until 06/09/2026; 3 mo. USD SOFR + 0.770% thereafter)(6)	266,025
125,000	2.52%, 11/03/2032, (2.83% fixed rate until 11/03/2031; 3 mo. USD SOFR + 1.177% thereafter)(3)(6)	124,629
681,000	3.20%, 10/21/2026	724,097
1,040,000	3.70%, 01/12/2026	1,128,197
	Goldman Sachs Group, Inc.
250,000	0.93%, 10/21/2024, (0.93% fixed rate until 10/21/2023; 3 mo. USD SOFR + 0.486% thereafter)(6)	249,768
55,000	1.99%, 01/27/2032, (1.99% fixed rate until 01/27/2031; 3 mo. USD SOFR + 1.090% thereafter)(6)	52,727
190,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.248% thereafter)(6)	186,868
931,000	2.60%, 02/07/2030	948,412
460,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.281% thereafter)(6)	462,162
55,000	2.65%, 10/21/2032, (2.65% fixed rate until 10/21/2031; 3 mo. USD SOFR + 1.264% thereafter)(6)	55,307
67,000	4.02%, 10/31/2038, (4.02% fixed rate until 10/31/2037; 3 mo. USD LIBOR + 1.373% thereafter)(6)	76,648
	HSBC Holdings plc
815,000	0.98%, 05/24/2025, (0.98% fixed rate until 05/24/2024; 3 mo. USD SOFR + 0.708% thereafter)(6)	808,205
200,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD SOFR + 1.290% thereafter)(6)	196,578
205,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD LIBOR + 1.535% thereafter)(6)	231,620
	JP Morgan Chase & Co.
1,643,000	2.30%, 10/15/2025, (2.30% fixed rate until 10/15/2024; 3 mo. USD SOFR + 1.160% thereafter)(6)	1,691,099
825,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.250% thereafter)(6)	832,435
85,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD SOFR + 2.460% thereafter)(6)	87,904
130,000	3.16%, 04/22/2042, (3.16% fixed rate until 04/22/2041; 3 mo. USD SOFR + 1.460% thereafter)(6)	135,381
95,000	3.80%, 07/23/2024, (3.80% fixed rate until 07/23/2023; 3 mo. USD LIBOR + 0.890% thereafter)(6)	99,835

4

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.3% - (continued)
	Commercial Banks - 6.9% - (continued)
$ 77,000	4.49%, 03/24/2031, (4.49% fixed rate until 03/24/2030; 3 mo. USD SOFR + 3.790% thereafter)(6)	$ 89,325
218,000	KeyCorp. 2.55%, 10/01/2029	225,377
	Morgan Stanley
120,000	1.16%, 10/21/2025, (1.16% fixed rate until 10/21/2024; 3 mo. USD SOFR + 0.560% thereafter)(6)	119,427
160,000	1.59%, 05/04/2027, (1.59% fixed rate until 05/04/2026; 3 mo. USD SOFR + 0.879% thereafter)(6)	158,532
235,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 3 mo. USD SOFR + 1.034% thereafter)(6)	221,506
95,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 3 mo. USD SOFR + 1.020% thereafter)(6)	90,510
40,000	2.51%, 10/20/2032, (2.51% fixed rate until 10/20/2031; 3 mo. USD SOFR + 1.200% thereafter)(6)	39,912
317,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 3 mo. USD SOFR + 1.143% thereafter)(6)	324,185
700,000	3.88%, 01/27/2026	764,225
91,000	3.97%, 07/22/2038, (3.97% fixed rate until 07/22/2037; 3 mo. USD LIBOR + 1.455% thereafter)(6)	104,137
400,000	4.30%, 01/27/2045	493,636
164,000	Santander Holdings USA, Inc. 3.40%, 01/18/2023	168,784
177,000	State Street Corp. 2.35%, 11/01/2025, (2.35% fixed rate until 11/01/2024; 3 mo. USD SOFR + 0.940% thereafter)(6)	183,720
500,000	Truist Bank 2.25%, 03/11/2030	500,360
160,000	Truist Financial Corp. 1.89%, 06/07/2029, (1.89% fixed rate until 06/07/2028; 3 mo. USD SOFR + 0.862% thereafter)(6)	158,375
	Wells Fargo & Co.
958,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD SOFR + 1.087% thereafter)(6)	989,643
181,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD SOFR + 4.502% thereafter)(6)	249,709
		17,992,489
	Commercial Services - 0.2%
	Global Payments, Inc.
162,000	2.90%, 05/15/2030	165,385
162,000	3.20%, 08/15/2029	169,455
	Howard University (AGM Insured)
100,000	2.90%, 10/01/2031	103,100
70,000	3.48%, 10/01/2041	73,690
		511,630
	Construction Materials - 0.1%
159,000	Carrier Global Corp. 2.24%, 02/15/2025	163,247
	Diversified Financial Services - 0.5%
380,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30%, 01/30/2032	387,448
444,000	BlackRock, Inc. 1.90%, 01/28/2031	439,391
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.3% - (continued)
	Diversified Financial Services - 0.5% - (continued)
$ 400,000	BOC Aviation USA Corp. 1.63%, 04/29/2024(1)	$ 400,767
150,000	Mastercard, Inc. 2.95%, 03/15/2051	158,556
		1,386,162
	Electric - 3.7%
	Alabama Power Co.
100,000	3.45%, 10/01/2049	110,736
42,000	4.15%, 08/15/2044	49,863
397,000	Berkshire Hathaway Energy Co. 3.25%, 04/15/2028	430,350
154,000	Commonwealth Edison Co. 2.55%, 06/15/2026	161,505
1,273,000	Dominion Energy, Inc. 2.85%, 08/15/2026	1,342,887
	Duke Energy Corp.
1,025,000	2.55%, 06/15/2031	1,030,484
615,000	2.65%, 09/01/2026	642,375
162,000	Duke Energy Indiana LLC 3.25%, 10/01/2049	171,020
200,000	Enel Finance International N.V. 1.38%, 07/12/2026(1)	196,708
124,000	Evergy, Inc. 2.90%, 09/15/2029	129,277
	Exelon Corp.
100,000	3.95%, 06/15/2025	108,012
105,000	4.70%, 04/15/2050	135,065
	Georgia Power Co.
99,000	2.10%, 07/30/2023	101,299
356,000	4.30%, 03/15/2042	409,996
297,000	ITC Holdings Corp. 2.95%, 05/14/2030(1)	309,402
454,000	NextEra Energy Capital Holdings, Inc. 2.25%, 06/01/2030	454,119
354,000	Oglethorpe Power Corp. 5.05%, 10/01/2048	448,716
112,000	Oncor Electric Delivery Co. LLC 2.95%, 04/01/2025	118,336
585,000	Pacific Gas and Electric Co. 2.50%, 02/01/2031	558,998
660,000	Public Service Enterprise Group, Inc. 1.60%, 08/15/2030	619,519
	Puget Energy, Inc.
469,000	3.65%, 05/15/2025	498,315
77,000	4.10%, 06/15/2030	84,734
	Sempra Energy
47,000	3.40%, 02/01/2028	50,531
162,000	4.00%, 02/01/2048	182,828
464,000	Sierra Pacific Power Co. 2.60%, 05/01/2026	485,184
	Southern California Edison Co.
42,000	2.25%, 06/01/2030	41,312
72,000	2.85%, 08/01/2029	74,233
206,000	3.65%, 02/01/2050	221,292
132,000	4.00%, 04/01/2047	146,594
	Southern Co.
4,000	3.25%, 07/01/2026	4,261
252,000	3.70%, 04/30/2030	273,243
		9,591,194
	Environmental Control - 0.0%
50,000	Waste Management, Inc. 2.00%, 06/01/2029	49,923
	Food - 0.2%
247,000	Conagra Brands, Inc. 4.85%, 11/01/2028	288,151
	Hormel Foods Corp.
105,000	0.65%, 06/03/2024	104,653
20,000	1.70%, 06/03/2028	19,837
265,000	Mondelez International, Inc. 1.50%, 02/04/2031	248,532
		661,173
	Gas - 0.3%
62,000	Dominion Energy Gas Holdings LLC 2.50%, 11/15/2024	64,510

5

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.3% - (continued)
	Gas - 0.3% - (continued)
	NiSource, Inc.
$ 647,000	3.49%, 05/15/2027	$ 699,825
77,000	3.60%, 05/01/2030	83,902
		848,237
	Healthcare - Products - 0.5%
400,000	Alcon Finance Corp. 3.00%, 09/23/2029(1)	421,479
	Boston Scientific Corp.
337,000	1.90%, 06/01/2025	343,469
324,000	3.75%, 03/01/2026	352,243
67,000	Thermo Fisher Scientific, Inc. 2.95%, 09/19/2026	71,353
		1,188,544
	Healthcare - Services - 0.5%
	Anthem, Inc.
25,000	2.25%, 05/15/2030	24,976
107,000	2.88%, 09/15/2029	112,353
71,000	4.38%, 12/01/2047	87,338
117,000	CommonSpirit Health 2.76%, 10/01/2024	122,019
130,000	HCA, Inc. 2.38%, 07/15/2031	127,101
130,000	Humana, Inc. 2.15%, 02/03/2032	125,852
	Kaiser Foundation Hospitals
190,000	2.81%, 06/01/2041	192,270
95,000	3.00%, 06/01/2051	98,618
112,000	Quest Diagnostics, Inc. 2.80%, 06/30/2031	115,998
60,000	Sutter Health 3.36%, 08/15/2050	64,278
	UnitedHealth Group, Inc.
220,000	2.30%, 05/15/2031	222,929
87,000	4.75%, 07/15/2045	115,869
		1,409,601
	Household Products - 0.0%
72,000	Estee Lauder Cos., Inc. 2.60%, 04/15/2030	75,232
	Insurance - 0.8%
611,000	American International Group, Inc. 2.50%, 06/30/2025	634,731
320,000	Athene Global Funding 2.65%, 10/04/2031(1)	318,860
197,000	Berkshire Hathaway Finance Corp. 4.20%, 08/15/2048	243,197
470,000	Equitable Financial Life Global Funding 1.80%, 03/08/2028(1)	462,275
	Marsh & McLennan Cos., Inc.
86,000	3.88%, 03/15/2024	91,811
180,000	4.75%, 03/15/2039	227,757
5,000	New York Life Insurance Co. 3.75%, 05/15/2050(1)	5,728
172,000	Progressive Corp. 3.20%, 03/26/2030	186,907
44,000	Willis North America, Inc. 2.95%, 09/15/2029	45,457
		2,216,723
	Internet - 0.2%
306,000	Amazon.com, Inc. 3.15%, 08/22/2027	331,455
225,000	Tencent Holdings Ltd. 2.39%, 06/03/2030(1)	219,605
		551,060
	Investment Company Security - 0.2%
525,000	Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	513,528
	Iron/Steel - 0.1%
175,000	Vale Overseas Ltd. 3.75%, 07/08/2030	178,054
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.3% - (continued)
	IT Services - 0.8%
	Apple, Inc.
$ 211,000	1.13%, 05/11/2025	$ 210,933
270,000	1.20%, 02/08/2028	262,041
211,000	2.20%, 09/11/2029	215,879
620,000	2.65%, 02/08/2051	611,477
500,000	International Business Machines Corp. 1.95%, 05/15/2030	489,739
240,000	Kyndryl Holdings, Inc. 3.15%, 10/15/2031(1)	235,221
		2,025,290
	Lodging - 0.0%
115,000	Las Vegas Sands Corp. 3.50%, 08/18/2026	117,748
	Machinery - Construction & Mining - 0.1%
187,000	Caterpillar, Inc. 2.60%, 04/09/2030	196,185
	Machinery-Diversified - 0.3%
	John Deere Capital Corp.
31,000	1.20%, 04/06/2023	31,351
74,000	2.60%, 03/07/2024	77,177
640,000	Otis Worldwide Corp. 2.57%, 02/15/2030	653,057
		761,585
	Media - 1.4%
	Charter Communications Operating LLC / Charter Communications Operating Capital
355,000	2.30%, 02/01/2032	336,355
37,000	2.80%, 04/01/2031	36,855
45,000	3.90%, 06/01/2052	45,474
652,000	4.20%, 03/15/2028	723,711
380,000	4.40%, 12/01/2061	403,002
108,000	5.13%, 07/01/2049	127,687
	Comcast Corp.
464,000	2.94%, 11/01/2056(1)	446,760
51,000	2.99%, 11/01/2063(1)	48,711
456,000	3.20%, 07/15/2036	484,906
5,000	3.40%, 07/15/2046	5,381
115,000	3.75%, 04/01/2040	128,417
155,000	Cox Communications, Inc. 2.60%, 06/15/2031(1)	156,473
	Discovery Communications LLC
95,000	3.95%, 06/15/2025	102,683
100,000	4.65%, 05/15/2050	117,763
210,000	5.20%, 09/20/2047	262,356
62,000	5.30%, 05/15/2049	78,968
126,000	ViacomCBS, Inc. 4.95%, 01/15/2031	149,670
		3,655,172
	Miscellaneous Manufacturing - 0.4%
462,000	General Electric Co. 3.63%, 05/01/2030	517,822
25,000	Ingersoll-Rand Luxembourg Finance S.A. 4.50%, 03/21/2049	31,315
550,000	Siemens Financieringsmaatschappij N.V. 1.20%, 03/11/2026(1)	544,533
		1,093,670
	Oil & Gas - 0.9%
	BP Capital Markets America, Inc.
205,000	2.94%, 06/04/2051	199,821
10,000	3.06%, 06/17/2041	10,081
255,000	3.38%, 02/08/2061	261,085
132,000	3.63%, 04/06/2030	146,127
	Equinor ASA
222,000	3.63%, 04/06/2040	249,845
66,000	3.70%, 04/06/2050	77,297
	Exxon Mobil Corp.
217,000	4.23%, 03/19/2040	259,099

6

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.3% - (continued)
	Oil & Gas - 0.9% - (continued)
$ 2,000	4.33%, 03/19/2050	$ 2,520
141,000	Hess Corp. 7.30%, 08/15/2031	189,293
175,000	Marathon Petroleum Corp. 4.70%, 05/01/2025	193,370
415,000	Qatar Petroleum Industry 2.25%, 07/12/2031(1)	408,775
250,000	Shell International Finance B.V. 3.25%, 04/06/2050	272,637
		2,269,950
	Oil & Gas Services - 0.0%
60,000	Halliburton Co. 5.00%, 11/15/2045	74,260
	Pharmaceuticals - 1.7%
	AbbVie, Inc.
359,000	3.20%, 11/21/2029	383,824
389,000	4.25%, 11/21/2049	467,316
	Astrazeneca Finance LLC
230,000	1.20%, 05/28/2026	227,977
155,000	1.75%, 05/28/2028	154,506
	Bristol-Myers Squibb Co.
190,000	0.75%, 11/13/2025	186,496
175,000	2.55%, 11/13/2050	167,160
87,000	3.40%, 07/26/2029	95,723
565,000	Cigna Corp. 1.25%, 03/15/2026	558,703
	CVS Health Corp.
7,000	4.13%, 04/01/2040	8,019
364,000	5.13%, 07/20/2045	478,462
229,000	GlaxoSmithKline Capital, Inc. 3.63%, 05/15/2025	248,897
	Johnson & Johnson
134,000	2.45%, 03/01/2026	140,781
107,000	3.55%, 03/01/2036	122,848
	Novartis Capital Corp.
134,000	2.00%, 02/14/2027	137,196
67,000	2.20%, 08/14/2030	68,440
	Pfizer, Inc.
277,000	1.70%, 05/28/2030	271,628
395,000	1.75%, 08/18/2031	384,000
62,000	2.63%, 04/01/2030	65,172
62,000	Shire Acquisitions Investments Ireland DAC 2.88%, 09/23/2023	64,253
200,000	Takeda Pharmaceutical Co., Ltd. 2.05%, 03/31/2030	195,704
		4,427,105
	Pipelines - 0.8%
	Energy Transfer Operating L.P.
111,000	3.75%, 05/15/2030	118,366
432,000	5.30%, 04/01/2044	505,831
	Enterprise Products Operating LLC
40,000	3.30%, 02/15/2053	40,028
333,000	4.80%, 02/01/2049	410,494
200,000	Galaxy Pipeline Assets Bidco Ltd. 2.94%, 09/30/2040(1)	196,450
	MPLX L.P.
74,000	4.13%, 03/01/2027	81,614
55,000	5.20%, 03/01/2047	67,823
62,000	5.20%, 12/01/2047	75,773
	Sabine Pass Liquefaction LLC
45,000	4.20%, 03/15/2028	49,914
42,000	4.50%, 05/15/2030	47,881
	TransCanada PipeLines Ltd.
135,000	1.00%, 10/12/2024	134,445
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.3% - (continued)
	Pipelines - 0.8% - (continued)
$ 130,000	2.50%, 10/12/2031	$ 129,372
113,000	4.10%, 04/15/2030	126,608
2,000	4.75%, 05/15/2038	2,393
		1,986,992
	Real Estate Investment Trusts - 0.3%
	American Tower Corp.
125,000	1.45%, 09/15/2026	123,160
35,000	1.50%, 01/31/2028	33,618
17,000	2.10%, 06/15/2030	16,530
182,000	2.40%, 03/15/2025	187,496
	Equinix, Inc.
5,000	1.80%, 07/15/2027	4,968
365,000	2.00%, 05/15/2028	361,099
	VEREIT Operating Partnership L.P.
10,000	2.20%, 06/15/2028	10,036
10,000	2.85%, 12/15/2032	10,373
40,000	3.40%, 01/15/2028	43,091
		790,371
	Retail - 0.3%
127,000	AutoZone, Inc. 3.63%, 04/15/2025	136,440
	Home Depot, Inc.
110,000	3.30%, 04/15/2040	119,373
157,000	3.50%, 09/15/2056	178,558
37,000	Lowe's Cos., Inc. 3.70%, 04/15/2046	41,140
	McDonald's Corp.
31,000	3.35%, 04/01/2023	32,168
157,000	3.63%, 09/01/2049	175,232
112,000	Starbucks Corp. 3.80%, 08/15/2025	121,744
		804,655
	Semiconductors - 1.3%
2,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.14%, 11/15/2035(1)	1,971
	Broadcom, Inc.
20,000	2.60%, 02/15/2033(1)	19,302
318,000	3.19%, 11/15/2036(1)	313,018
545,000	3.42%, 04/15/2033(1)	562,621
92,000	3.47%, 04/15/2034(1)	95,018
135,000	4.30%, 11/15/2032	150,411
	Intel Corp.
129,000	2.45%, 11/15/2029	133,476
205,000	2.80%, 08/12/2041	204,152
115,000	3.05%, 08/12/2051	117,022
154,000	3.25%, 11/15/2049	162,307
325,000	Marvell Technology, Inc. 2.95%, 04/15/2031	331,811
297,000	Microchip Technology, Inc. 2.67%, 09/01/2023	306,123
	NVIDIA Corp.
105,000	1.55%, 06/15/2028	103,724
280,000	3.50%, 04/01/2040	312,743
44,000	NXP B.V. / NXP Funding LLC 4.88%, 03/01/2024(1)	47,564
	NXP B.V. / NXP Funding LLC / NXP USA, Inc.
122,000	3.15%, 05/01/2027(1)	128,849
264,000	4.30%, 06/18/2029(1)	297,414
		3,287,526
	Software - 1.4%
92,213	Cascade MH Asset Trust 1.75%, 02/25/2046(1)	93,759
	Fiserv, Inc.
393,000	2.25%, 06/01/2027	399,557

7

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.3% - (continued)
	Software - 1.4% - (continued)
$ 257,000	3.20%, 07/01/2026	$ 273,235
	Microsoft Corp.
187,000	2.53%, 06/01/2050	183,940
52,000	2.92%, 03/17/2052	55,006
	Oracle Corp.
265,000	2.30%, 03/25/2028	269,023
1,090,000	2.88%, 03/25/2031	1,116,946
415,000	3.60%, 04/01/2040	431,876
67,000	3.80%, 11/15/2037	71,795
75,000	3.95%, 03/25/2051	81,226
50,000	4.10%, 03/25/2061	54,739
	salesforce.com, Inc.
465,000	1.95%, 07/15/2031	461,326
112,000	3.25%, 04/11/2023	116,228
		3,608,656
	Telecommunications - 1.8%
	AT&T, Inc.
195,000	1.70%, 03/25/2026	195,825
670,000	3.50%, 02/01/2061	652,312
29,000	3.55%, 09/15/2055	29,380
195,000	3.65%, 06/01/2051	202,982
49,000	3.65%, 09/15/2059	49,701
101,000	3.80%, 12/01/2057	106,092
200,000	NTT Finance Corp. 1.16%, 04/03/2026(1)	197,030
	T-Mobile USA, Inc.
360,000	1.50%, 02/15/2026	357,659
55,000	2.05%, 02/15/2028	54,565
230,000	3.00%, 02/15/2041	220,969
134,000	3.50%, 04/15/2025	142,932
149,000	3.88%, 04/15/2030	162,998
247,000	4.50%, 04/15/2050	291,622
	Verizon Communications, Inc.
105,000	2.65%, 11/20/2040	99,120
115,000	2.85%, 09/03/2041	112,078
480,000	3.40%, 03/22/2041	502,760
5,000	4.00%, 03/22/2050	5,726
106,000	4.13%, 08/15/2046	123,890
895,000	4.50%, 08/10/2033	1,057,301
167,000	Vodafone Group plc 4.38%, 02/19/2043	194,804
		4,759,746
	Transportation - 0.3%
55,000	Norfolk Southern Corp. 3.40%, 11/01/2049	59,872
	Union Pacific Corp.
475,000	2.38%, 05/20/2031	485,161
137,000	4.10%, 09/15/2067	168,314
		713,347
	Trucking & Leasing - 0.2%
455,000	DAE Funding LLC 1.55%, 08/01/2024(1)	448,857
	Water - 0.1%
356,000	American Water Capital Corp. 3.75%, 09/01/2028	394,837
	Total Corporate Bonds (cost $74,636,395)	$ 74,187,744
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.2%
	Bermuda - 0.2%
$ 400,000	Bermuda Government International Bond 2.38%, 08/20/2030(7)	$ 396,000
	Chile - 0.4%
	Chile Government International Bond
200,000	2.55%, 07/27/2033	193,438
800,000	3.10%, 05/07/2041	780,064
		973,502
	Hungary - 0.1%
405,000	Hungary Government International Bond 2.13%, 09/22/2031(1)	395,074
	Mexico - 0.8%
	Mexico Government International Bond
545,000	2.66%, 05/24/2031	525,805
400,000	4.28%, 08/14/2041	415,684
400,000	4.75%, 04/27/2032	448,620
596,000	4.75%, 03/08/2044	653,025
		2,043,134
	Panama - 0.5%
	Panama Government International Bond
400,000	3.87%, 07/23/2060	398,348
200,000	4.30%, 04/29/2053	214,206
650,000	4.50%, 04/16/2050	716,995
		1,329,549
	Philippines - 0.4%
965,000	Philippine Government International Bond 3.70%, 02/02/2042	1,037,378
	Romania - 0.2%
466,000	Romanian Government International Bond 3.00%, 02/14/2031(7)	468,659
	Saudi Arabia - 0.5%
	Saudi Government International Bond
400,000	2.25%, 02/02/2033(1)	385,930
805,000	4.50%, 10/26/2046(7)	927,762
		1,313,692
	United Arab Emirates - 0.1%
390,000	Finance Department Government of Sharjah 3.63%, 03/10/2033(7)	383,191
	Total Foreign Government Obligations (cost $8,554,440)	$ 8,340,179
MUNICIPAL BONDS - 0.5%
	Development - 0.0%
45,000	New York Transportation Dev Corp. Rev 4.25%, 09/01/2035	$ 50,005
	General - 0.2%
40,000	Chicago, IL, Transit Auth 3.91%, 12/01/2040	45,107
	County of Riverside, CA
55,000	2.96%, 02/15/2027	58,468
55,000	3.07%, 02/15/2028	58,834

8

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.5% - (continued)
	General - 0.2% - (continued)
$ 65,000	Dist of Columbia Rev 3.43%, 04/01/2042	$ 68,848
230,000	State Board of Administration Finance Corp. 1.26%, 07/01/2025	230,034
		461,291
	General Obligation - 0.1%
170,000	California State, GO Taxable 7.30%, 10/01/2039	270,190
	Higher Education - 0.0%
	Marshall University, WV, (AGM Insured)
10,000	2.91%, 05/01/2026	10,277
10,000	3.63%, 05/01/2034	10,514
		20,791
	Transportation - 0.2%
	Metropolitan Transportation Auth, NY, Rev
15,000	4.75%, 11/15/2045	17,542
40,000	5.18%, 11/15/2049	54,538
115,000	6.81%, 11/15/2040	165,869
55,000	New York State Thruway Auth Rev 2.90%, 01/01/2035	57,438
205,000	Port Auth of New York & New Jersey Rev 1.09%, 07/01/2023	206,890
		502,277
	Total Municipal Bonds (cost $1,270,501)	$ 1,304,554
U.S. GOVERNMENT AGENCIES - 35.4%
	Mortgage-Backed Agencies - 35.4%
	FHLMC - 0.3%
229,718	0.88%, 11/25/2030(4)(5)	$ 15,764
1,412,369	1.12%, 06/25/2030(4)(5)	119,526
22,044	1.13%, 12/15/2027	22,174
99,762	1.13%, 01/25/2030(4)(5)	8,030
24,082	1.25%, 12/15/2027	24,314
1,544,901	1.39%, 06/25/2030(4)(5)	160,306
1,098,748	1.43%, 05/25/2030(4)(5)	117,953
1,230,907	1.57%, 05/25/2030(4)(5)	143,273
174,665	1.70%, 04/25/2030(4)(5)	21,284
28,160	2.50%, 12/15/2042	29,113
		661,737
	FNMA - 0.2%
100,044	1.25%, 02/25/2028	100,806
23,872	1.50%, 09/25/2027	24,194
285,923	3.00%, 03/01/2050	298,426
		423,426
	GNMA - 7.6%
2,300,000	2.00%, 11/18/2051(8)	2,328,031
2,950,000	2.50%, 11/18/2051(8)	3,032,277
2,925,000	2.50%, 12/20/2051(8)	3,000,525
2,350,000	3.00%, 11/18/2051(8)	2,439,869
2,350,000	3.00%, 12/20/2051(8)	2,436,932
3,375,000	3.50%, 11/19/2050(8)	3,530,830
3,000,000	4.00%, 11/18/2051(8)	3,179,760
		19,948,224
	UMBS - 27.3%
2,600,000	1.50%, 11/16/2036(8)	2,615,234
300,000	1.50%, 11/10/2051(8)	290,496
24,440,000	2.00%, 11/10/2051(8)	24,435,226
12,035,000	2.00%, 12/13/2051(8)	12,007,733
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 35.4% - (continued)
	Mortgage-Backed Agencies - 35.4% - (continued)
	UMBS - 27.3% - (continued)
$ 1,300,000	2.50%, 11/16/2036(8)	$ 1,350,400
6,450,000	2.50%, 11/10/2051(8)	6,623,848
3,175,000	2.50%, 12/13/2051(8)	3,253,011
750,000	3.00%, 11/16/2036(8)	786,094
7,675,000	3.00%, 11/10/2051(8)	8,008,083
8,000,000	3.50%, 11/10/2051(8)	8,454,375
2,350,000	4.00%, 11/10/2051(8)	2,516,148
1,200,000	4.50%, 11/10/2051(8)	1,297,125
		71,637,773
	Total U.S. Government Agencies (cost $92,592,643)	$ 92,671,160
U.S. GOVERNMENT SECURITIES - 47.8%
	U.S. Treasury Securities - 47.8%
	U.S. Treasury Bonds - 11.7%
73,548	0.13%, 02/15/2051(9)	$ 83,566
175,560	0.25%, 02/15/2050(9)	204,630
855,574	0.88%, 02/15/2047(9)	1,124,310
1,495,000	1.38%, 11/15/2040	1,344,858
1,010,000	1.38%, 08/15/2050	879,410
1,035,000	1.63%, 11/15/2050	958,507
2,410,000	1.75%, 08/15/2041(3)	2,315,859
625,000	1.88%, 02/15/2041	612,598
630,000	2.00%, 02/15/2050	636,202
2,965,000	2.25%, 05/15/2041	3,089,159
528,000	2.38%, 11/15/2049(10)	576,964
270,000	2.38%, 05/15/2051	296,325
7,170,000	3.00%, 02/15/2047	8,688,864
1,525,000	3.00%, 02/15/2048	1,855,496
400,000	3.13%, 05/15/2048	498,219
1,840,000	3.63%, 02/15/2044	2,382,872
1,464,000	3.75%, 11/15/2043	1,923,845
275,000	3.88%, 08/15/2040	360,239
1,867,600	4.63%, 02/15/2040	2,667,385
		30,499,308
	U.S. Treasury Notes - 36.1%
1,475,000	0.13%, 03/31/2023	1,470,852
2,250,000	0.13%, 05/15/2023	2,241,211
13,555,000	0.13%, 06/30/2023	13,494,108
6,915,000	0.25%, 06/15/2023	6,898,793
7,085,000	0.38%, 04/30/2025(10)	6,952,156
20,565,000	0.38%, 11/30/2025	19,998,659
4,545,000	0.50%, 02/28/2026	4,429,067
5,260,000	0.50%, 04/30/2027	5,042,203
700,000	0.63%, 05/15/2030	650,781
1,830,000	0.63%, 08/15/2030	1,696,825
1,345,000	0.75%, 04/30/2026	1,322,303
3,725,000	0.88%, 11/15/2030	3,521,435
1,720,000	1.13%, 02/28/2025	1,734,445
2,725,000	1.13%, 08/31/2028	2,667,094
702,000	1.38%, 01/31/2025	714,175
4,482,000	1.50%, 01/31/2027	4,545,904

9

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 47.8% - (continued)
	U.S. Treasury Securities - 47.8% - (continued)
	U.S. Treasury Notes - 36.1% - (continued)
$ 1,008,000	2.75%, 06/30/2025		$ 1,073,205
14,785,000	2.88%, 05/15/2028		16,145,105
			94,598,321
	Total U.S. Government Securities (cost $127,948,910)		$ 125,097,629
	Total Long-Term Investments (Cost $357,998,537)		$ 354,378,184
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.5%
1,270,902	Fixed Income Clearing Corp. Repurchase Agreement dated 10/29/2021 at 0.010%, due on 11/01/2021 with a maturity value of $1,270,903; collateralized by U.S. Treasury Bond at 1.875%, maturing 02/15/2041, with a market value of $1,296,330		$ 1,270,902
	Total Short-Term Investments (cost $1,270,902)		$ 1,270,902
	Total Investments Excluding Purchased Options (cost $359,269,439)	135.8%	$ 355,649,086
	Total Purchased Options (cost $124,450)	0.0%	$ 26,561
	Total Investments (cost $359,393,889)	135.8%	$ 355,675,647
	Other Assets and Liabilities	(35.8)%	(93,709,955)
	Total Net Assets	100.0%	$ 261,965,692
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At October 31, 2021, the aggregate value of these securities was $56,304,740, representing 21.5% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2021. Base lending rates may be subject to a floor or cap.
(3)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $3,749,917 at October 31, 2021.
(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	Securities disclosed are interest-only strips.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2021, the aggregate value of these securities was $2,175,612, representing 0.8% of net assets.
(8)	Represents or includes a TBA transaction.
(9)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(10)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of October 31, 2021, the market value of securities pledged was $998,843.

OTC Swaptions Outstanding at October 31, 2021
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaptions:
Put
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 03/14/22*	CBK	2.20%	Pay	03/14/2022	USD	3,500,000	$ 13,020	$ 62,387	$ (49,367)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 03/14/22*	BOA	2.20%	Pay	03/14/2022	USD	3,640,000	13,541	62,063	(48,522)
Total Put							$ 26,561	$ 124,450	$ (97,889)
10

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

OTC Swaptions Outstanding at October 31, 2021 – (continued)
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaptions:
Put
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 03/14/22*	BOA	1.50%	Receive	03/14/2022	USD	(3,640,000)	$ (24,014)	$ (36,400)	$ 12,386
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 03/14/22*	CBK	1.50%	Receive	03/14/2022	USD	(3,500,000)	(23,091)	(38,500)	15,409
Total Put							$ (47,105)	$ (74,900)	$ 27,795

*	Swaptions with forward premiums.

Futures Contracts Outstanding at October 31, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	5	12/31/2021	$ 1,096,250	$ 30
Short position contracts:
U.S. Treasury 5-Year Note Future	128	12/31/2021	$ 15,584,000	$ 97,775
U.S. Treasury 10-Year Note Future	224	12/21/2021	29,277,500	584,523
U.S. Treasury 10-Year Ultra Future	61	12/21/2021	8,846,906	72,482
U.S. Treasury Long Bond Future	42	12/21/2021	6,755,437	109,764
U.S. Treasury Ultra Bond Future	14	12/21/2021	2,749,688	(23,807)
Total				$ 840,737
Total futures contracts				$ 840,767
† For information regarding the Fund’s significant accounting policies, please refer to the most recent shareholder report of Hartford Funds Exchange-Traded Trust (the "Trust").
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 52,776,918	$ —	$ 52,776,918	$ —
Corporate Bonds	74,187,744	—	74,187,744	—
Foreign Government Obligations	8,340,179	—	8,340,179	—
Municipal Bonds	1,304,554	—	1,304,554	—
U.S. Government Agencies	92,671,160	—	92,671,160	—
U.S. Government Securities	125,097,629	—	125,097,629	—
Short-Term Investments	1,270,902	—	1,270,902	—
Purchased Options	26,561	—	26,561	—
Futures Contracts(2)	864,574	864,574	—	—
Total	$ 356,540,221	$ 864,574	$ 355,675,647	$ —
Liabilities
Futures Contracts(2)	$ (23,807)	$ (23,807)	$ —	$ —
Written Options	(47,105)	—	(47,105)	—
Total	$ (70,912)	$ (23,807)	$ (47,105)	$ —

(1)	For the period ended October 31, 2021, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
11

Hartford Municipal Opportunities ETF
Schedule of Investments
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.6%
	Alabama - 1.3%
$ 100,000	Jefferson County, AL, Board of Education Special Tax 5.00%, 02/01/2042	$ 120,621
90,000	Jefferson County, AL, GO 5.00%, 04/01/2024	99,833
1,590,000	State of Alabama Docks Department, (AGM Insured) 5.00%, 10/01/2026	1,895,427
665,000	State of Alabama, Troy University Rev, (BAM Insured) 5.00%, 11/01/2023	725,725
		2,841,606
	Alaska - 0.2%
420,000	Northern Tobacco Securitization Corp. 4.00%, 06/01/2039	489,325
	Arizona - 0.6%
	Maricopa County, AZ, Industrial Dev Auth
600,000	4.00%, 09/01/2037	712,337
185,000	5.00%, 09/01/2031	229,841
	Tempe, AZ, Industrial Dev Auth Rev
480,000	1.13%, 12/01/2026	473,314
5,000	4.00%, 10/01/2023(1)	5,001
		1,420,493
	California - 8.6%
205,000	Alameda County, Oakland, CA, Unified School Dist, GO, (AGM Insured) 4.00%, 08/01/2034	237,363
205,000	California Enterprise Dev Auth 5.00%, 08/01/2045	246,642
	California Municipal Finance Auth
180,000	4.00%, 05/15/2034	213,091
600,000	4.00%, 05/15/2037	702,011
245,000	California Public Finance Auth 2.38%, 11/15/2028(1)	247,013
835,000	California State University 0.55%, 11/01/2049(2)	822,086
1,500,000	California State, GO Taxable 0.05%, 05/01/2040(2)	1,500,000
185,000	Cathedral City, CA, Redev Agency Successor Agency 4.00%, 08/01/2032	217,997
	City of Fontana, CA
500,000	4.00%, 09/01/2041	568,648
450,000	4.00%, 09/01/2046	507,371
525,000	4.00%, 09/01/2051	589,864
1,000,000	City of Los Angeles, CA, Department of Airports 4.00%, 05/15/2035	1,196,723
110,000	Foothill-Eastern Transportation Corridor Agency, CA 5.00%, 01/15/2030	136,244
150,000	Fresno, CA, Unified School Dist, GO 0.01%, 08/01/2032(3)	110,900
500,000	Golden State Tobacco Securitization Corp., CA 5.00%, 06/01/2032	604,677
5,000,000	Los Angeles Department of Water & Power 0.01%, 07/01/2050(2)	5,000,000
100,000	Romoland, CA, School Dist Special Tax 5.00%, 09/01/2043	113,694
5,000,000	San Diego County Regional Transportation Commission 0.04%, 04/01/2038(2)	5,000,000
	San Joaquin Hills, CA, Transportation Corridor Agency, (NATL Insured)
80,000	0.00%, 01/15/2026(3)	76,522
215,000	0.00%, 01/15/2032(3)	174,813
70,000	0.00%, 01/15/2035(3)	52,188
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.6% - (continued)
	California - 8.6% - (continued)
$ 185,000	State of California, GO 4.00%, 11/01/2041	$ 207,696
1,070,000	Tobacco Securitization Auth of Northern California 0.00%, 06/01/2060(3)	236,144
		18,761,687
	Colorado - 2.4%
	Colorado Health Facs Auth Rev
105,000	4.00%, 12/01/2040	120,302
835,000	5.00%, 08/01/2044	1,002,470
990,000	Colorado Housing and Finance Auth, (GNMA Insured) 3.00%, 05/01/2051	1,061,345
160,000	Denver, CO, Convention Center Hotel Auth 5.00%, 12/01/2031	185,222
365,000	E-470 Public Highway, CO, Auth Rev 0.38%, 09/01/2039, 1 mo. USD SOFR + 0.350%(2)	365,779
1,030,000	Park Creek, CO, Metropolitan Dist Rev 5.00%, 12/01/2029	1,279,168
	Regional Transportation Dist
400,000	5.00%, 07/15/2029	499,960
500,000	5.00%, 01/15/2030	630,567
100,000	5.00%, 07/15/2032	127,449
		5,272,262
	Connecticut - 1.1%
100,000	City of Bridgeport, CT, GO, (BAM Insured) 5.00%, 07/15/2034	122,371
735,000	Connecticut Housing Finance Auth Rev, (GNMA/FNMA/FHLMC Insured) 4.25%, 05/15/2042	800,256
	Connecticut State Health & Educational Facs Auth
320,000	5.00%, 07/01/2026	371,641
70,000	5.00%, 07/01/2031	89,225
	State of Connecticut, GO
380,000	5.00%, 11/15/2025	447,104
500,000	5.00%, 04/15/2029	606,593
		2,437,190
	District of Columbia - 0.3%
	Dist of Columbia Rev
250,000	5.00%, 07/01/2037	268,084
455,000	5.00%, 07/01/2042	485,485
		753,569
	Florida - 6.7%
270,000	Broward County, FL, Airport System Rev 4.00%, 10/01/2044	304,644
185,000	Capital Projects, FL, Finance Auth 5.00%, 10/01/2027	218,637
125,000	City of Atlantic Beach, FL, Health Care Facs Auth 5.00%, 11/15/2043	141,304
5,555,000	City of West Palm Beach, FL, Utility System Rev, (AGC Insured) 0.07%, 10/01/2038(2)	5,555,000
365,000	Escambia County, FL, Health Facs Auth Rev 4.00%, 08/15/2050	401,679
1,000,000	Greater Orlando, FL, Aviation Auth 5.00%, 10/01/2037	1,196,730
	Orange County, FL, Convention Center/Orlando
680,000	5.00%, 10/01/2024	767,514
1,005,000	5.00%, 10/01/2027	1,233,778
950,000	Orlando, FL, Utilities Commission 1.25%, 10/01/2046(2)	950,359
720,000	Palm Beach County, FL, Health Facs Auth 2.63%, 06/01/2025	731,719

12

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.6% - (continued)
	Florida - 6.7% - (continued)
	Polk County, FL, Industrial Dev Auth
$ 645,000	5.00%, 01/01/2029	$ 726,855
190,000	5.00%, 01/01/2055	207,663
35,000	Putnam County, FL, Dev Auth 5.00%, 03/15/2042	41,541
500,000	Seminole County, FL, Industrial Dev Auth 3.75%, 11/15/2025	502,081
445,000	St. Louis County, MO, Industrial Dev Auth 4.00%, 12/15/2046	481,000
160,000	Village Community Dev. Dist. No. 13 2.55%, 05/01/2031	159,598
750,000	Wildwood Utility Dependent Dist. 5.00%, 10/01/2032	967,484
		14,587,586
	Georgia - 2.3%
100,000	Appling County, GA, Dev Auth Rev 1.50%, 01/01/2038(2)	102,462
	Burke County, GA, Dev Auth Rev
400,000	1.50%, 01/01/2040(2)	409,849
1,730,000	1.55%, 12/01/2049(2)	1,746,876
200,000	3.00%, 11/01/2045(2)	206,234
200,000	Main Street, GA, Natural Gas, Inc. 5.50%, 09/15/2023	218,522
	Municipal Electric Auth, GA, (AGM Insured)
840,000	4.00%, 01/01/2041	955,739
1,000,000	5.00%, 01/01/2028	1,180,554
215,000	5.00%, 01/01/2056	256,798
		5,077,034
	Hawaii - 0.1%
100,000	State of Hawaii Airports System Rev 5.00%, 07/01/2031	121,808
	Illinois - 11.5%
	Chicago, IL, Board of Education, GO, (NATL Insured)
105,000	0.00%, 12/01/2023(3)	103,372
110,000	0.00%, 12/01/2026(3)	102,679
250,000	5.00%, 12/01/2024	281,312
500,000	5.00%, 12/01/2028	612,144
350,000	5.00%, 12/01/2032	435,489
250,000	5.00%, 04/01/2033	298,962
170,000	5.00%, 12/01/2033	210,879
420,000	5.00%, 12/01/2034	519,031
400,000	5.00%, 12/01/2046	473,461
	Chicago, IL, O'Hare International Airport
370,000	5.00%, 01/01/2031	469,907
630,000	5.00%, 01/01/2032	795,675
	Chicago, IL, Transit Auth
1,490,000	5.00%, 12/01/2021	1,495,816
445,000	5.00%, 06/01/2024	495,543
275,000	5.00%, 12/01/2045	336,810
130,000	5.25%, 12/01/2024	130,534
105,000	5.25%, 12/01/2025	105,431
	City of Chicago, IL, GO, (NATL Insured)
500,000	0.00%, 01/01/2026(3)	473,641
400,000	5.00%, 01/01/2024	436,905
	City of Chicago, IL, Wastewater Transmission Rev
90,000	5.00%, 01/01/2027	98,724
90,000	5.50%, 01/01/2030	108,968
1,385,000	City of Granite, IL, Rev 1.25%, 05/01/2027	1,376,956
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.6% - (continued)
	Illinois - 11.5% - (continued)
	Cook County, IL, GO
$ 100,000	5.00%, 11/15/2021	$ 100,175
265,000	5.00%, 11/15/2032	343,674
335,000	County of Cook, IL, Sales Tax Rev 5.00%, 11/15/2030	434,061
	Illinois Housing Dev Auth
1,155,000	1.90%, 08/01/2023	1,179,098
65,000	4.00%, 02/01/2035	65,979
	Illinois State Finance Auth Rev
235,000	5.00%, 08/15/2033	302,963
150,000	5.00%, 11/15/2045	172,659
305,000	5.00%, 05/15/2050(2)	339,329
620,000	Kane County, IL, School Dist No. 131 Aurora East Side, GO, (AGM Insured) 5.00%, 12/01/2025	718,274
100,000	Kane McHenry Cook & DeKalb Counties, IL, Unified School Dist No. 300, GO 5.00%, 01/01/2032	119,430
	Kendall Kane & Will Counties, IL, Unified School Dist, GO, (AGM Insured)
150,000	0.00%, 02/01/2027(3)	141,338
515,000	5.00%, 02/01/2025	582,574
	Metropolitan Pier & Exposition Auth, IL, (NATL Insured)
205,000	0.00%, 12/15/2025(3)	194,510
595,000	4.00%, 12/15/2042(4)	669,212
150,000	Railsplitter, IL, Tobacco Settlement Auth 5.00%, 06/01/2022	154,073
	Regional Transportation, IL, Auth Rev
150,000	5.00%, 06/01/2024	167,814
1,000,000	6.00%, 07/01/2024	1,085,823
	Sales Tax Securitization Corp., IL Rev
500,000	5.00%, 01/01/2029	612,539
455,000	5.00%, 01/01/2030	581,047
985,000	5.00%, 01/01/2037	1,178,259
	State of Illinois, GO
450,000	5.00%, 12/01/2024	507,774
1,000,000	5.00%, 11/01/2025	1,154,845
300,000	5.00%, 11/01/2027	359,702
535,000	5.00%, 03/01/2029	654,318
480,000	5.00%, 10/01/2031	595,012
465,000	5.00%, 12/01/2034	543,883
325,000	5.00%, 03/01/2046	389,344
750,000	5.25%, 12/01/2030	899,004
	State of Illinois, Sales Tax Rev
1,250,000	5.00%, 06/15/2022	1,286,536
115,000	5.00%, 06/15/2027	135,289
100,000	Village of Bolingbrook, IL, GO, (AGM Insured) 5.00%, 01/01/2028	121,680
		25,152,457
	Indiana - 1.8%
276,578	City of Evansville, IN, Rev, (FNMA Insured) 3.00%, 06/01/2034	295,435
	Crown Point Multi School Building Corp.
2,750,000	5.00%, 01/15/2028(4)	3,377,719
195,000	5.00%, 01/15/2029(4)	244,232
		3,917,386
	Iowa - 1.3%
400,000	Iowa Student Loan Liquidity Corp. 5.00%, 12/01/2022	419,874
	State of Iowa, Finance Auth Rev
65,000	2.88%, 05/15/2049	65,259

13

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.6% - (continued)
	Iowa - 1.3% - (continued)
$ 830,000	5.00%, 12/01/2023	$ 906,069
350,000	5.00%, 12/01/2025	403,959
575,000	5.00%, 02/15/2027	696,960
355,000	State of Iowa, Tobacco Settlement Auth 4.00%, 06/01/2049	392,776
		2,884,897
	Kentucky - 0.1%
110,000	Kentucky Bond Dev Corp. 5.00%, 09/01/2023	119,024
100,000	Kentucky Public Energy Auth 4.00%, 01/01/2049(2)	109,738
		228,762
	Louisiana - 0.4%
325,000	East Baton Rouge, LA, Sewerage Commission 1.30%, 02/01/2041(2)	329,329
305,000	Parish of St. John the Baptist, LA 2.38%, 06/01/2037(2)	319,647
265,000	Regional Transportation Auth, LA, Sales Tax Rev, (AGM Insured) 5.00%, 01/01/2027	320,391
		969,367
	Maine - 0.3%
305,000	Finance Auth of Maine Rev, (AGM Insured) 5.00%, 12/01/2021	306,158
275,000	Maine Health & Higher Educational Facs Auth, (AGM Insured) 4.00%, 07/01/2035	331,013
		637,171
	Maryland - 0.7%
1,335,000	Maryland Community Dev Administration 3.00%, 09/01/2051	1,434,499
	Massachusetts - 2.9%
	Massachusetts Dev Finance Agency, Rev
120,000	5.00%, 07/15/2023(1)	127,801
130,000	5.00%, 07/15/2024(1)	142,979
1,000,000	5.00%, 07/01/2025	1,158,077
660,000	5.00%, 07/01/2031	793,002
675,000	5.00%, 07/01/2034	813,186
350,000	5.00%, 07/01/2044	394,404
100,000	5.00%, 07/01/2048	119,540
380,000	5.00%, 10/01/2057(1)	410,580
	Massachusetts Educational Financing Auth
600,000	5.00%, 07/01/2024	662,452
1,000,000	5.00%, 01/01/2025	1,133,382
100,000	5.00%, 07/01/2026	118,171
110,000	5.00%, 07/01/2027	132,665
215,000	Massachusetts Housing Finance Agency 3.00%, 12/01/2050	231,835
		6,238,074
	Michigan - 2.1%
345,000	City of Detroit, MI, GO, 5.00%, 04/01/2022	350,645
	Delton Kellogg Schools, MI, GO, (Q-SBLF Insured)
605,000	5.00%, 05/01/2029	772,811
625,000	5.00%, 05/01/2030	813,990
	Michigan State Housing Dev Auth
975,000	4.25%, 06/01/2049	1,063,889
580,000	4.25%, 12/01/2049	636,969
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.6% - (continued)
	Michigan - 2.1% - (continued)
$ 275,000	New Haven, MI, Community Schools, GO, (Q-SBLF Insured) 5.00%, 05/01/2032	$ 349,057
500,000	Wayne County, MI, Airport Auth Rev 5.00%, 12/01/2025	583,838
		4,571,199
	Minnesota - 1.3%
	Duluth, MN, Independent School Dist No. 709, (SCP Insured)
750,000	5.00%, 02/01/2022	757,929
575,000	5.00%, 02/01/2025	651,041
396,952	Freddie Mac Multifamily, MN, Certificates 2.54%, 06/25/2037	411,161
750,000	Minnesota Higher Education Facs Auth 3.00%, 10/01/2038	816,767
200,000	St. Francis, MN, Independent School Dist No. 15, GO, (SCP Insured) 4.00%, 02/01/2030	207,758
		2,844,656
	Mississippi - 0.6%
1,000,000	State of Mississippi 5.00%, 10/15/2029	1,244,743
	Missouri - 2.4%
400,000	City of St. Louis, MO, Airport Rev 5.00%, 07/01/2031	496,956
510,000	Kansas City, MO, Industrial Dev Auth 5.00%, 03/01/2032	626,590
500,000	Kirkwood, MO, Industrial Dev Auth Retirement Community 5.25%, 05/15/2042	551,620
	Missouri Housing Dev Commission Rev, (GNMA/FNMA/FHLMC Insured)
1,975,000	3.25%, 05/01/2051	2,140,652
710,000	3.50%, 11/01/2050	774,939
650,000	St. Louis County, MO, Industrial Dev Auth 5.00%, 09/01/2028	743,535
		5,334,292
	Nebraska - 1.2%
2,095,000	Nebraska Investment Finance Auth Rev, (GNMA/FNMA/FHLMC Insured) 3.00%, 09/01/2050	2,261,999
300,000	Washington County, NE, Rev 0.90%, 09/01/2030(2)	301,447
		2,563,446
	Nevada - 2.8%
270,000	City of North Las Vegas, NV 4.50%, 06/01/2039	299,722
280,000	City of Reno, NV, Sales Tax Rev, (AGM Insured) 5.00%, 06/01/2033	335,355
120,000	City of Sparks, NV 2.50%, 06/15/2024(1)	121,577
2,255,000	Clark County, NV, School Dist, GO 5.00%, 06/15/2026	2,681,804
250,000	County of Clark, NV, Passenger Facs Charge Rev 5.00%, 07/01/2028	314,451
	Las Vegas, NV, New Convention Center Auth Rev
200,000	5.00%, 07/01/2029	219,581
450,000	5.00%, 07/01/2034	557,016
1,380,000	Nevada Housing Division, (GNMA/FNMA/FHLMC Collateral Insured) 3.00%, 04/01/2051	1,488,872
		6,018,378

14

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.6% - (continued)
	New Hampshire - 0.2%
$ 80,000	New Hampshire Business Finance Auth 4.00%, 01/01/2041	$ 86,646
215,000	New Hampshire Health and Education Facs Auth Act Rev 5.00%, 08/01/2059	331,463
		418,109
	New Jersey - 2.8%
	New Jersey Economic Dev Auth
400,000	5.00%, 06/15/2022	411,608
515,000	5.00%, 06/15/2023	552,877
430,000	New Jersey Higher Education Student Assistance Auth 5.00%, 12/01/2025	499,093
	New Jersey Transportation Trust Fund Auth
125,000	5.00%, 12/15/2023	137,000
760,000	5.00%, 06/15/2031	984,607
	New Jersey Turnpike Auth Rev
250,000	4.00%, 01/01/2033	289,674
295,000	4.00%, 01/01/2042	342,664
325,000	Newark Board of Education 5.00%, 07/15/2027	396,083
295,000	Newark Board of Education, GO 5.00%, 07/15/2024	330,658
	State of New Jersey, GO
340,000	5.00%, 06/01/2026	402,568
1,000,000	5.00%, 06/01/2027	1,149,867
	Tobacco Settlement Financing Corp., NJ
340,000	5.00%, 06/01/2024	377,086
250,000	5.00%, 06/01/2029	306,035
		6,179,820
	New Mexico - 0.1%
155,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2049	172,398
70,000	New Mexico Mortgage Finance Auth, (GNMA/FNMA/FHLMC Insured) 4.00%, 01/01/2049	76,132
		248,530
	New York - 10.9%
540,000	Brookhaven, NY, Local Dev Corp. 1.63%, 11/01/2025	553,620
	City of New York, NY, GO
1,675,000	0.06%, 08/01/2044(2)	1,675,000
465,000	5.00%, 08/01/2026	557,877
500,000	5.00%, 08/01/2028	621,105
	City of New York, NY, Rev
185,000	4.00%, 11/01/2035	218,653
580,000	4.00%, 11/01/2036	689,039
205,000	Huntington, NY, Local Dev Corp. 3.00%, 07/01/2025	210,156
500,000	Long Island, NY, Power Auth Rev 0.85%, 09/01/2050(2)	500,744
	Metropolitan Transportation Auth, NY, Rev
1,555,000	5.00%, 03/01/2022	1,579,172
195,000	5.00%, 11/15/2033	242,178
1,000,000	5.00%, 11/15/2045(2)	1,262,654
575,000	5.00%, 11/15/2052	674,360
670,000	New York City Industrial Dev Agency 3.00%, 01/01/2033	726,344
665,000	New York City Transitional Finance Auth, Future Tax Secured Rev 5.00%, 02/01/2035	859,457
2,000,000	New York City Water & Sewer System 3.00%, 06/15/2040	2,130,373
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.6% - (continued)
	New York - 10.9% - (continued)
	New York City, NY, Industrial Dev Agency
$ 1,350,000	5.00%, 07/01/2022	$ 1,386,556
120,000	5.00%, 03/01/2030	151,769
	New York City, NY, Transitional Finance Auth, Future Tax Secured Rev
500,000	4.00%, 05/01/2035	591,369
465,000	5.00%, 11/01/2032	603,457
	New York Liberty Dev Corp.
450,000	0.95%, 11/15/2027	439,653
725,000	5.00%, 11/15/2044(1)	790,323
	New York State Urban Dev Corp. Rev
585,000	5.00%, 03/15/2023	622,974
1,000,000	5.00%, 03/15/2032	1,291,131
1,000,000	5.00%, 03/15/2037	1,269,675
1,000,000	5.00%, 03/15/2038	1,266,933
	New York Transportation Dev Corp. Rev
130,000	5.00%, 12/01/2024	146,013
195,000	5.00%, 12/01/2031	243,832
	Port Auth of New York & New Jersey Rev
185,000	4.00%, 07/15/2040	219,331
700,000	5.00%, 11/01/2038	857,440
390,000	Syracuse, NY, Industrial Dev Agency 5.00%, 01/01/2031	373,522
1,050,000	Westchester City, NY, Local Dev 3.20%, 07/01/2028	1,050,279
		23,804,989
	North Carolina - 2.2%
	North Carolina Medical Care Commission Retirement Finance Auth Rev, First Mortgage Galloway Ridge
545,000	2.88%, 10/01/2026	546,812
255,000	4.00%, 01/01/2025	267,910
715,000	4.00%, 09/01/2046	808,291
700,000	4.00%, 09/01/2051	788,949
395,000	North Carolina Medical Care Commission Retirement Finance Auth Rev, First Mortgage Lutheran Retirement Ministries of Alamance County 5.00%, 01/01/2038	447,029
	North Carolina Medical Care Commission Rev
145,000	5.00%, 01/01/2039	161,758
210,000	5.00%, 01/01/2044	235,419
1,500,000	University of North Carolina at Chapel Hill 0.18%, 12/01/2041, 1 mo. USD LIBOR + 0.125%(2)	1,500,093
		4,756,261
	Ohio - 1.2%
250,000	Allen County, OH, Hospital Facs Rev 5.00%, 12/01/2029	321,190
1,270,000	Buckeye, OH, Tobacco Settlement Finance Auth 5.00%, 06/01/2055	1,425,117
100,000	Cleveland, OH, Department of Public Utilities, (AGM Insured) 5.00%, 11/15/2030	122,550
600,000	Southern Ohio Port Auth Rev 6.50%, 12/01/2030(1)	689,198
		2,558,055
	Oklahoma - 0.5%
	Oklahoma Dev Finance Auth
905,000	1.63%, 07/06/2023	911,161

15

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.6% - (continued)
	Oklahoma - 0.5% - (continued)
$ 30,000	5.25%, 08/15/2048	$ 36,332
30,000	5.50%, 08/15/2057	36,627
		984,120
	Oregon - 1.0%
30,000	Benton & Linn Counties, OR, Consolidated School Dist No. 509J & 509A Corvallis, GO, (School Board Guaranty Insured) 5.00%, 06/15/2038	36,892
20,000	Marion County, OR, School Dist No. 15 North Marion, GO, (School Bond Guaranty Insured) 0.00%, 06/15/2037(3)	12,036
115,000	Multnomah & Clackamas Counties, OR, School Dist No. 10 JT Gresham-Barlow, GO, (School Board Guaranty Insured) 0.00%, 06/15/2038(3)	71,728
270,000	Port of Portland, OR, Airport Rev 5.00%, 07/01/2029	338,147
	Salem Hospital Facs Auth, OR Rev
40,000	5.00%, 05/15/2038	45,515
30,000	5.00%, 05/15/2048	33,802
150,000	Salem-Keizer, OR, School Dist No. 24J, GO, (School Bond Guaranty Insured) 5.00%, 06/15/2023	161,515
	State of Oregon Housing & Community Services Department
75,000	4.50%, 01/01/2049	81,009
1,085,000	4.50%, 07/01/2049	1,178,693
120,000	State of Oregon, GO 4.00%, 12/01/2048	128,333
100,000	Washington Clackamas & Yamhill Counties, OR, School Dist No. 88J, GO, (School Bond Guaranty Insured) 0.00%, 06/15/2034(3)	70,983
		2,158,653
	Pennsylvania - 4.0%
585,000	Allegheny County, PA, Airport Auth 5.00%, 01/01/2026	589,422
135,000	Armstrong, PA, School Dist, GO, (BAM State Aid Withholding Insured) 4.00%, 03/15/2035	158,364
565,000	City of Philadelphia, PA, GO 5.00%, 02/01/2035	704,095
100,000	Commonwealth Finance Auth, PA 5.00%, 06/01/2027	121,597
590,000	Erie, PA, City School Dist, GO, (AGM State Aid Withholding Insured) 5.00%, 04/01/2028	723,763
345,000	Lancaster Industrial, PA, Dev Auth 4.00%, 07/01/2056	368,210
	Montgomery County, PA, Industrial Dev Auth Rev
230,000	5.00%, 12/01/2030	256,635
240,000	5.00%, 12/01/2044	274,275
100,000	5.00%, 12/01/2046	109,079
	Pennsylvania Higher Educational Facs Auth
250,000	5.00%, 05/01/2025	288,279
750,000	5.00%, 05/01/2037	909,607
880,000	Pennsylvania Housing Finance Agency 4.00%, 10/01/2038	925,597
	Pennsylvania Turnpike Commission Rev
150,000	5.00%, 12/01/2030	183,206
95,000	5.00%, 12/01/2037	99,922
	Philadelphia, PA, School Dist, GO, (State Aid Withholding Insured)
540,000	5.00%, 09/01/2032	682,734
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.6% - (continued)
	Pennsylvania - 4.0% - (continued)
$ 1,410,000	5.00%, 09/01/2032(4)	$ 1,829,206
15,000	Pittsburgh, PA, Water & Sewer Auth, (AGM Insured) 5.00%, 09/01/2034	18,958
375,000	Wilkes-Barre Area, PA, School Dist, GO, (BAM State Aid Withholding Insured) 5.00%, 04/15/2059	455,372
		8,698,321
	Puerto Rico - 0.3%
625,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev 5.00%, 07/01/2058	705,592
	Rhode Island - 1.0%
225,000	City of Cranston RI 1.00%, 08/23/2022	226,425
445,000	Rhode Island Commerce Corp. Rev 5.00%, 05/15/2026	530,835
	Rhode Island Student Loan Auth
400,000	5.00%, 12/01/2027	483,764
765,000	5.00%, 12/01/2028	941,884
		2,182,908
	South Carolina - 1.8%
580,000	Piedmont Municipal Power Agcy. 5.00%, 01/01/2025	659,906
390,000	SCAGO Educational Facs Corp. for Pickens School Dist, SC 5.00%, 12/01/2029	445,333
1,000,000	South Carolina Port Auth 5.00%, 07/01/2033	1,224,388
175,000	South Carolina Public Service Auth 5.00%, 12/01/2025	205,653
	South Carolina State Public Service Auth
500,000	4.00%, 12/01/2034	591,570
500,000	5.00%, 12/01/2034	562,725
125,000	5.00%, 12/01/2050	142,110
		3,831,685
	South Dakota - 1.0%
	South Dakota Housing Dev Auth Rev, (GNMA/FNMA/FHLMC Insured)
1,325,000	3.00%, 11/01/2051	1,422,643
760,000	4.50%, 11/01/2048	840,807
		2,263,450
	Tennessee - 1.6%
110,000	Chattanooga, TN, Health Educational & Housing Facs Board Rev 5.00%, 08/01/2044	132,062
1,175,000	Metropolitan Gov't Nashville & Davidson County Health & Educational Facs Bd 0.00%, 07/01/2031	1,505,600
	Tennessee Energy Acquisition Corp.
500,000	5.00%, 02/01/2022	505,792
300,000	5.00%, 02/01/2023	316,957
295,000	5.00%, 02/01/2025	335,234
470,000	5.00%, 02/01/2027	557,218
115,000	Tennessee Housing Dev Agency 4.00%, 01/01/2049	124,382
		3,477,245
	Texas - 6.3%
600,000	Allen, TX, Independent School Dist, GO, (PSF-GTD Insured) 5.00%, 02/15/2029	764,077
160,000	Austin Bergstrom Landhost Ente Ausapt 5.00%, 10/01/2029	185,953

16

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.6% - (continued)
	Texas - 6.3% - (continued)
$ 500,000	Brazos Higher Education Auth, Inc. 5.00%, 04/01/2025	$ 559,118
505,000	Central Texas Regional Mobility Auth 4.00%, 01/01/2036	592,661
	City of Dallas TX Hotel Occupancy Tax Rev.
425,000	4.00%, 08/15/2033(4)	475,829
100,000	4.00%, 08/15/2034(4)	111,926
1,135,000	City of Houston TX Combined Utility System Rev, (AGM Insured) 0.00%, 12/01/2024(3)	1,114,449
750,000	City of Houston, TX, Hotel Occupancy Tax & Special, (AGM-CR AMBAC Insured) 0.00%, 09/01/2025(3)	716,249
425,000	City of Houston, TX, Hotel Occupancy Tax & Special Rev 4.00%, 09/01/2026	487,259
555,000	City of San Antonio, TX, Electric & Gas Systems Rev 1.75%, 02/01/2049(2)	579,916
425,000	Clear Creek, TX, Independent School Dist 0.28%, 02/15/2038(2)	422,883
215,000	Dallas-Fort Worth, TX, International Airport Rev 5.00%, 11/01/2022	225,317
600,000	Harris County - Houston, TX, Sports Auth 5.00%, 11/15/2033	662,570
1,880,000	Harris County, TX, Cultural Education Facs Finance Corp. 3.00%, 10/01/2051	1,956,715
100,000	Kerrville, TX, Health Facs Dev Corp. 5.00%, 08/15/2024	111,842
	New Hope, TX, Cultural Education Facs Finance Corp.
250,000	4.00%, 11/01/2055	277,375
500,000	5.00%, 11/01/2046	534,293
2,000,000	San Antonio Water System 1.00%, 05/01/2043(2)(4)	2,012,010
1,000,000	Texas Municipal Gas Acquisition & Supply Corp. III Rev 5.00%, 12/15/2032	1,307,028
200,000	Texas Transportation Commission 0.00%, 08/01/2038(3)	107,845
	Uptown Dev Auth
220,000	4.00%, 09/01/2032	259,496
250,000	4.00%, 09/01/2035	292,524
		13,757,335
	Utah - 2.4%
	Salt Lake City, UT, Corp. Airport Rev
1,500,000	4.00%, 07/01/2038	1,751,056
1,000,000	5.00%, 07/01/2029	1,222,499
590,000	Salt Lake County, UT, Rev, (AMBAC Insured) 5.13%, 02/15/2033	668,416
1,250,000	Utah Transit Auth, (AGM Insured) 5.25%, 06/15/2029	1,595,488
		5,237,459
	Washington - 2.5%
	Port of Seattle, WA, Rev
1,500,000	4.00%, 08/01/2040	1,747,581
1,000,000	5.00%, 05/01/2033	1,181,703
1,500,000	State of Washington, GO 5.00%, 08/01/2034	1,945,526
500,000	Washington State Housing Finance Commission 5.00%, 01/01/2031(1)	550,579
		5,425,389
Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 97.6% - (continued)
	West Virginia - 0.5%
$ 500,000	West Virginia Parkways Auth 5.00%, 06/01/2030		$ 649,378
390,000	West Virginia State Economic Dev Auth 2.55%, 03/01/2040(2)		406,505
			1,055,883
	Wisconsin - 4.3%
	Public Finance Auth, WI, (AGM Insured)
170,000	4.00%, 07/01/2050		188,519
90,000	5.00%, 09/01/2025(1)		96,127
1,000,000	5.00%, 07/01/2036		1,202,584
225,000	5.00%, 07/01/2036		284,397
100,000	5.00%, 07/01/2037		126,054
485,000	5.00%, 07/01/2038		610,007
750,000	5.00%, 10/01/2043(1)		821,484
465,000	5.00%, 10/01/2044		559,864
	Univ. of Wisconsin Hospitals & Clinics
310,000	4.00%, 04/01/2035(4)		369,147
220,000	4.00%, 04/01/2039(4)		257,852
120,000	Wisconsin Center Dist, WI, (AGM Insured) 0.00%, 12/15/2029(3)		102,398
	Wisconsin Health & Educational Facs Auth Rev
200,000	0.50%, 11/01/2050(2)		199,522
2,795,000	3.00%, 03/01/2052		3,015,035
595,000	4.00%, 08/15/2046		674,245
840,000	5.00%, 11/01/2039		939,141
			9,446,376
	Total Municipal Bonds (cost $208,144,211)		$ 212,992,067
SHORT-TERM INVESTMENTS - 5.3%
	Repurchase Agreements - 5.3%
11,574,873	Fixed Income Clearing Corp. Repurchase Agreement dated 10/29/2021 at 0.010%, due on 11/01/2021 with a maturity value of $11,574,883; collateralized by U.S. Treasury Bond at 1.375%, maturing 11/15/2040, with a market value of $11,806,388		$ 11,574,873
	Total Short-Term Investments (cost $11,574,873)		$ 11,574,873
	Total Investments (cost $219,719,084)	102.9%	$ 224,566,940
	Other Assets and Liabilities	(2.9)%	(6,338,491)
	Total Net Assets	100.0%	$ 218,228,449
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

17

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At October 31, 2021, the aggregate value of these securities was $4,002,662, representing 1.8% of net assets.
(2)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(3)	Security is a zero-coupon bond.
(4)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $9,377,871 at October 31, 2021.
†	For information regarding the Fund’s significant accounting policies, please refer to the Trust's most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$ 212,992,067	$ —	$ 212,992,067	$ —
Short-Term Investments	11,574,873	—	11,574,873	—
Total	$ 224,566,940	$ —	$ 224,566,940	$ —

(1)	For the period ended October 31, 2021, there were no transfers in and out of Level 3.
18

Hartford Schroders Commodity Strategy ETF (consolidated)
Schedule of Investments
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 2.2%
	Energy - 0.5%
2,200	BP plc	$ 10,561
500	Coterra Energy, Inc.	10,660
300	Helmerich & Payne, Inc.	9,312
800	Repsol S.A.	10,235
500	Royal Dutch Shell plc Class A	11,521
		52,289
	Materials - 1.7%
360	Agnico Eagle Mines Ltd.	19,098
670	Barrick Gold Corp.	12,308
2,470	Eldorado Gold Corp.*	22,131
970	Endeavour Mining plc	24,603
2,190	Fortuna Silver Mines, Inc.*	10,644
1,850	Gold Fields Ltd. ADR	17,168
7,610	Hochschild Mining plc	14,875
2,930	Kinross Gold Corp.	17,609
90	Newmont Corp.	4,860
11,650	OceanaGold Corp.*	21,711
4,060	Yamana Gold, Inc.	16,037
		181,044
	Total Common Stocks (cost $234,059)	$ 233,333
SHORT-TERM INVESTMENTS - 88.3%
	Other Investment Pools & Funds - 6.8%
706,613	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(1)	$ 706,613
	U.S. Treasury Securities - 81.5%
	U.S. Treasury Bills
$ 1,000,000	0.40%, 12/23/2021(2)	999,947
1,000,000	0.40%, 12/30/2021(2)	999,865
1,000,000	0.40%, 01/13/2022(2)	999,878
1,000,000	0.40%, 01/20/2022(2)	999,872
1,000,000	0.40%, 01/27/2022(2)	999,861
1,000,000	0.40%, 02/03/2022(2)	999,837
1,000,000	0.40%, 02/17/2022(2)	999,828
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 88.3% - (continued)
	U.S. Treasury Securities - 81.5% - (continued)
$ 1,000,000	0.40%, 03/10/2022(2)		$ 999,785
500,000	0.40%, 03/17/2022(2)		499,891
			8,498,764
	Total Short-Term Investments (cost $9,205,806)		$ 9,205,377
	Total Investments (cost $9,439,865)	90.5%	$ 9,438,710
	Other Assets and Liabilities	9.5%	986,019
	Total Net Assets	100.0%	$ 10,424,729
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
The Consolidated Schedule of Investments includes investments held by Hartford Schroders Commodity Strategy ETF. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of October 31, 2021, the Fund invested 15.0% of its total assets in the Subsidiary.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Current yield as of period end.
(2)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at October 31, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Brent Crude Oil Future	13	11/30/2021	$ 1,088,360	$ 120,274
Coffee 'C' Future	7	12/20/2021	535,369	33,858
Copper Future	3	12/29/2021	327,600	1,125
Corn Future	18	12/14/2021	511,425	32,186
Cotton No. 2 Future	5	12/08/2021	287,125	28,642
Gasoline RBOB Future	3	12/31/2021	292,093	436
Gold 100oz Future	2	12/29/2021	356,780	(4,646)
KC Hard Red Winter Wheat Future	5	12/14/2021	196,438	20,984
Lean Hogs Future	5	12/14/2021	152,150	(3,587)
Live Cattle Future	3	12/31/2021	155,130	(460)
LME Copper Future	1	12/15/2021	238,962	(16,507)
LME Nickel Future	4	11/15/2021	468,624	(2,519)
LME Nickel Future	2	01/17/2022	233,532	133
LME Primary Aluminum Future	10	11/15/2021	678,062	(29,203)
LME Primary Aluminum Future	10	01/17/2022	679,500	(74,361)
LME Zinc Future	3	11/15/2021	258,169	29,358
19

Hartford Schroders Commodity Strategy ETF (consolidated)
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Futures Contracts Outstanding at October 31, 2021 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts – (continued):
LME Zinc Future	3	01/17/2022	$ 253,894	$ 5,312
Low Sulphur Gas Oil Future	4	01/12/2022	281,900	(3,259)
Natural Gas Future	25	12/29/2021	1,382,250	(65,523)
Natural Gas Future	1	03/29/2022	40,470	(798)
NY Harbor ULSD Future	3	12/31/2021	310,225	(3,893)
Silver Future	3	12/29/2021	359,235	10,732
Soybean Future	2	01/14/2022	124,950	248
Soybean Meal Future	2	01/14/2022	66,080	3,153
Soybean Oil Future	13	01/14/2022	476,190	7,230
Sugar No. 11 Future	13	02/28/2022	280,571	(9,978)
Wheat Future	13	12/14/2021	502,287	42,491
WTI Crude Future	11	12/20/2021	899,580	27,858
WTI Crude Future	2	11/20/2023	130,660	(2,778)
Total				$ 146,508
Short position contracts:
LME Nickel Future	4	11/15/2021	$ 468,624	$ (17,396)
LME Primary Aluminum Future	10	11/15/2021	678,062	79,018
LME Zinc Future	3	11/15/2021	258,169	(29,820)
Total				$ 31,802
Total futures contracts				$ 178,310
† For information regarding the Fund’s significant accounting policies, please refer to the Trust's most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Energy	$ 52,289	$ 52,289	$ —	$ —
Materials	181,044	181,044	—	—
Short-Term Investments	9,205,377	706,613	8,498,764	—
Futures Contracts(2)	443,038	443,038	—	—
Total	$ 9,881,748	$ 1,382,984	$ 8,498,764	$ —
Liabilities
Futures Contracts(2)	$ (264,728)	$ (264,728)	$ —	$ —
Total	$ (264,728)	$ (264,728)	$ —	$ —

(1)	For the period ended October 31, 2021, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
20

Hartford Schroders ESG US Equity ETF
Schedule of Investments
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7%
	Automobiles & Components - 0.9%
85	Tesla, Inc.*	$ 94,690
	Banks - 0.2%
93	JP Morgan Chase & Co.	15,800
	Capital Goods - 5.0%
681	3M Co.	121,681
1,090	Emerson Electric Co.	105,741
315	Lennox International, Inc.	94,273
1,242	Otis Worldwide Corp.	99,745
927	Toro Co.	88,501
		509,941
	Commercial & Professional Services - 1.1%
822	Republic Services, Inc.	110,641
141	Rollins, Inc.	4,968
		115,609
	Consumer Durables & Apparel - 0.9%
926	YETI Holdings, Inc.*	91,054
	Consumer Services - 3.3%
183	Domino's Pizza, Inc.	89,482
60	McDonald's Corp.	14,733
1,135	Starbucks Corp.	120,389
869	Yum! Brands, Inc.	108,573
		333,177
	Diversified Financials - 4.8%
703	American Express Co.	122,167
98	Berkshire Hathaway, Inc. Class B*	28,127
867	Discover Financial Services	98,249
630	Evercore, Inc.	95,659
277	Moody's Corp.	111,950
48	MSCI, Inc.	31,914
		488,066
	Energy - 2.6%
2,496	Exxon Mobil Corp.	160,917
3,231	Schlumberger Ltd.	104,232
		265,149
	Food & Staples Retailing - 3.5%
1,620	Albertsons Cos., Inc.	50,139
308	Costco Wholesale Corp.	151,394
1,004	Walmart, Inc.	150,018
		351,551
	Food, Beverage & Tobacco - 4.0%
2,750	Coca-Cola Co.	155,017
586	Hershey Co.	102,755
938	PepsiCo., Inc.	151,581
		409,353
	Health Care Equipment & Services - 5.9%
1,154	Abbott Laboratories	148,739
182	Align Technology, Inc.*	113,635
49	Becton Dickinson and Co.	11,740
1,468	Cerner Corp.	109,058
304	CVS Health Corp.	27,141
168	IDEXX Laboratories, Inc.*	111,912
559	Quidel Corp.*	74,218
		596,443
	Household & Personal Products - 0.2%
146	Clorox Co.	23,799
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Insurance - 3.4%
747	American Financial Group, Inc.	$ 101,622
52	Aon plc Class A	16,636
715	Marsh & McLennan Cos., Inc.	119,262
1,140	Progressive Corp.	108,163
		345,683
	Materials - 2.2%
456	Avery Dennison Corp.	99,280
375	Sherwin-Williams Co.	118,729
78	Sonoco Products Co.	4,520
		222,529
	Media & Entertainment - 10.8%
169	Alphabet, Inc. Class A*	500,395
5,788	Altice USA, Inc.	94,344
166	Charter Communications, Inc. Class A*	112,032
2,700	Comcast Corp. Class A	138,861
291	Facebook, Inc. Class A*	94,159
1,463	Fox Corp.	58,140
2,804	Interpublic Group of Cos., Inc.	102,542
		1,100,473
	Pharmaceuticals, Biotechnology & Life Sciences - 11.7%
927	AbbVie, Inc.	106,299
552	Amgen, Inc.	114,247
1,918	Bristol-Myers Squibb Co.	112,011
423	Eli Lilly & Co.	107,763
1,661	Gilead Sciences, Inc.	107,766
1,212	Johnson & Johnson	197,411
1,733	Merck & Co., Inc.	152,591
369	Moderna, Inc.*	127,383
3,583	Pfizer, Inc.	156,720
		1,182,191
	Real Estate - 2.3%
137	American Tower Corp. REIT	38,630
124	Brixmor Property Group, Inc. REIT	2,906
43	Crown Castle International Corp. REIT	7,753
9	Equinix, Inc. REIT	7,534
77	Jones Lang LaSalle, Inc. REIT*	19,884
4,340	Opendoor Technologies, Inc.*	102,901
100	Prologis, Inc. REIT	14,496
3	Public Storage REIT	996
54	SBA Communications Corp. REIT	18,648
141	Simon Property Group, Inc. REIT	20,668
		234,416
	Retailing - 7.3%
70	Amazon.com, Inc.*	236,070
12	AutoZone, Inc.*	21,418
516	Home Depot, Inc.	191,818
1,371	Kohl's Corp.	66,535
888	Ross Stores, Inc.	100,522
1,817	TJX Cos., Inc.	118,995
		735,358
	Semiconductors & Semiconductor Equipment - 4.5%
193	Advanced Micro Devices, Inc.*	23,204
281	Broadcom, Inc.	149,399
2,670	Intel Corp.	130,830
144	NVIDIA Corp.	36,817
898	QUALCOMM, Inc.	119,470
		459,720
	Software & Services - 12.8%
427	Accenture plc Class A	153,203
266	Atlassian Corp. plc*	121,863

21

Hartford Schroders ESG US Equity ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.7% - (continued)
	Software & Services - 12.8% - (continued)
1,393	Cognizant Technology Solutions Corp. Class A		$ 108,779
166	EPAM Systems, Inc.*		111,758
975	International Business Machines Corp.		121,973
2,053	Microsoft Corp.		680,816
			1,298,392
	Technology Hardware & Equipment - 8.9%
4,275	Apple, Inc.		640,395
2,785	Cisco Systems, Inc.		155,876
428	Motorola Solutions, Inc.		106,397
			902,668
	Transportation - 2.3%
1,121	Ryder System, Inc.		95,229
630	United Parcel Service, Inc. Class B		134,486
			229,715
	Utilities - 1.1%
618	American Water Works Co., Inc.		107,643
	Total Common Stocks (cost $9,979,785)		$ 10,113,420
SHORT-TERM INVESTMENTS - 0.3%
	Other Investment Pools & Funds - 0.3%
29,326	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(1)		$ 29,326
	Total Short-Term Investments (cost $29,326)		$ 29,326
	Total Investments (cost $10,009,111)	100.0%	$ 10,142,746
	Other Assets and Liabilities	0.0%	2,520
	Total Net Assets	100.0%	$ 10,145,266
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Current yield as of period end.

Futures Contracts Outstanding at October 31, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	1	12/17/2021	$ 22,985	$ 467
Total futures contracts				$ 467
† For information regarding the Fund’s significant accounting policies, please refer to the Trust's most recent shareholder report.
22

Hartford Schroders ESG US Equity ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 94,690	$ 94,690	$ —	$ —
Banks	15,800	15,800	—	—
Capital Goods	509,941	509,941	—	—
Commercial & Professional Services	115,609	115,609	—	—
Consumer Durables & Apparel	91,054	91,054	—	—
Consumer Services	333,177	333,177	—	—
Diversified Financials	488,066	488,066	—	—
Energy	265,149	265,149	—	—
Food & Staples Retailing	351,551	351,551	—	—
Food, Beverage & Tobacco	409,353	409,353	—	—
Health Care Equipment & Services	596,443	596,443	—	—
Household & Personal Products	23,799	23,799	—	—
Insurance	345,683	345,683	—	—
Materials	222,529	222,529	—	—
Media & Entertainment	1,100,473	1,100,473	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,182,191	1,182,191	—	—
Real Estate	234,416	234,416	—	—
Retailing	735,358	735,358	—	—
Semiconductors & Semiconductor Equipment	459,720	459,720	—	—
Software & Services	1,298,392	1,298,392	—	—
Technology Hardware & Equipment	902,668	902,668	—	—
Transportation	229,715	229,715	—	—
Utilities	107,643	107,643	—	—
Short-Term Investments	29,326	29,326	—	—
Futures Contracts(2)	467	467	—	—
Total	$ 10,143,213	$ 10,143,213	$ —	$ —

(1)	For the period ended October 31, 2021, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
23

Hartford Short Duration ETF
Schedule of Investments
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 24.9%
	Asset-Backed - Automobile - 0.6%
$ 105,000	Avid Automobile Receivables Trust 1.18%, 08/15/2025(1)	$ 104,657
175,000	Hertz Vehicle Financing LLC 1.21%, 12/26/2025(1)	174,060
500,000	Lendbuzz Securitization Trust 1.46%, 06/15/2026(1)	499,785
		778,502
	Asset-Backed - Credit Card - 0.2%
240,000	Mercury Financial Credit Card Master Trust 1.54%, 03/20/2026(1)	240,417
	Asset-Backed - Finance & Insurance - 3.2%
285,000	Apidos CLO 1.14%, 04/20/2031, 3 mo. USD LIBOR + 1.010%(1)(2)	285,171
295,000	Aqua Finance Trust 1.54%, 07/17/2046(1)	292,778
250,000	Carbone CLO Ltd. 1.27%, 01/20/2031, 3 mo. USD LIBOR + 1.140%(1)(2)	250,360
	CIFC Funding Ltd.
247,687	0.99%, 04/19/2029, 3 mo. USD LIBOR + 0.870%(1)(2)	247,788
250,000	1.17%, 04/20/2031, 3 mo. USD LIBOR + 1.040%(1)(2)	250,011
250,000	1.24%, 01/22/2031, 3 mo. USD LIBOR + 1.110%(1)(2)	250,410
38,313	Conn's Receivables Funding LLC 1.71%, 06/16/2025(1)	38,382
460,000	DB Master Finance LLC 2.05%, 11/20/2051(1)	459,659
114,217	FCI Funding LLC 1.13%, 04/15/2033(1)	114,183
500,000	KKR Financial Ltd. 1.26%, 10/15/2030(1)(2)	500,230
250,000	Octagon Investment Partners Ltd. 1.13%, 03/17/2030, 3 mo. USD LIBOR + 1.000%(1)(2)	250,282
291,000	Planet Fitness Master Issuer LLC 4.26%, 09/05/2048(1)	290,944
	Symphony CLO Ltd.
250,000	1.08%, 04/16/2031, 3 mo. USD LIBOR + 0.960%(1)(2)	250,227
135,689	1.08%, 07/14/2026, 3 mo. USD LIBOR + 0.950%(1)(2)	135,785
	Towd Point Mortgage Trust
142,702	2.75%, 10/25/2057(1)(3)	145,175
138,981	3.25%, 03/25/2058(1)(3)	142,511
330,084	Vantage Data Centers Issuer LLC 4.20%, 11/16/2043(1)	340,244
		4,244,140
	Commercial Mortgage-Backed Securities - 1.8%
395,000	CityLine Commercial Mortgage Trust 2.78%, 11/10/2031(1)(3)	404,773
225,000	FREMF Mortgage Trust 3.85%, 01/25/2048(1)(3)	239,833
	GS Mortgage Securities Trust
240,000	2.75%, 02/10/2037(1)	246,313
329,774	2.78%, 10/10/2049	341,828
380,000	3.12%, 11/10/2045	387,304
125,000	Natixis Commercial Mortgage Securities Trust 2.51%, 10/15/2036(1)	124,900
575,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	590,119
		2,335,070
	Other Asset-Backed Securities - 8.1%
	Affirm Asset Securitization Trust
169,881	1.07%, 08/15/2025(1)	169,922
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 24.9% - (continued)
	Other Asset-Backed Securities - 8.1% - (continued)
$ 136,410	1.90%, 01/15/2025(1)	$ 137,316
150,000	Avant Loans Funding Trust 1.21%, 07/15/2030(1)	149,270
450,000	Bain Capital Credit CLO Ltd. 1.08%, 04/23/2031, 3 mo. USD LIBOR + 0.960%(1)(2)	450,238
325,000	Benefit Street Partners CLO Ltd. 1.07%, 10/15/2030, 3 mo. USD LIBOR + 0.950%(1)(2)	325,063
360,000	Carlyle Global Market Strategies CLO Ltd. 1.12%, 07/20/2031, 3 mo. USD LIBOR + 0.980%(1)(2)	360,058
300,000	CIFC Funding Ltd. 1.27%, 07/15/2036, 3 mo. USD LIBOR + 1.150%(1)(2)	300,102
250,000	Goldentree Loan Management U.S. CLO Ltd. 1.03%, 11/20/2030, 3 mo. USD LIBOR + 0.910%(1)(2)	250,000
400,000	KKR CLO Ltd. 1.30%, 01/15/2031, 3 mo. USD LIBOR + 1.180%(1)(2)	400,152
390,000	LCM XXIV Ltd. 1.11%, 03/20/2030, 3 mo. USD LIBOR + 0.980%(1)(2)	390,270
450,000	Madison Park Funding Ltd. 1.13%, 07/21/2030, 3 mo. USD LIBOR + 1.000%(1)(2)	450,000
	Marlette Funding Trust
100,000	1.06%, 09/15/2031(1)	99,575
447,000	1.30%, 12/15/2031(1)	442,903
242,526	Mill City Mortgage Loan Trust 3.45%, 08/25/2058(1)(3)	248,856
	Neuberger Berman Loan Advisers CLO Ltd.
640,000	1.05%, 10/18/2029, 3 mo. USD LIBOR + 0.930%(1)(2)	641,293
305,000	1.14%, 04/19/2030, 3 mo. USD LIBOR + 1.020%(1)(2)	305,055
	Palmer Square Loan Funding Ltd.
500,000	0.93%, 10/15/2029, 3 mo. USD LIBOR + 0.080%(1)(2)	500,076
405,000	0.97%, 07/20/2029, 3 mo. USD LIBOR + 0.800%(1)(2)	405,133
135,000	Progress Residential Trust 1.05%, 04/17/2038(1)	131,531
209,474	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(1)	206,090
260,000	SCF Equipment Leasing 0.83%, 08/21/2028(1)	258,817
	SoFi Consumer Loan Program Trust
100,000	1.30%, 09/25/2030(1)	99,354
45,307	2.02%, 01/25/2029(1)	45,561
95,000	Stack Infrastructure Issuer LLC 1.88%, 03/26/2046(1)	94,522
300,000	Symphony Static CLO Ltd. 0.94%, 10/25/2029, 3 mo. USD LIBOR + 0.830%(1)(2)	300,062
	Towd Point Mortgage Trust
176,648	1.75%, 10/25/2060(1)	177,661
382,596	2.90%, 10/25/2059(1)(3)	393,455
328,133	3.00%, 01/25/2058(1)(3)	332,924
160,808	3.25%, 07/25/2058(1)(3)	163,514
49,900	3.75%, 05/25/2058(1)(3)	51,971
295,000	Vantage Data Centers Issue LLC 2.17%, 10/15/2046(1)	295,000
	Vantage Data Centers Issuer LLC
300,000	1.65%, 09/15/2045(1)	296,631
220,125	3.19%, 07/15/2044(1)	225,222

24

Hartford Short Duration ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 24.9% - (continued)
	Other Asset-Backed Securities - 8.1% - (continued)
$ 325,000	Venture CLO Ltd. 1.30%, 07/15/2032, 3 mo. USD LIBOR + 1.180%(1)(2)	$ 324,918
	Voya CLO Ltd.
375,000	1.09%, 04/25/2031, 3 mo. USD LIBOR + 0.970%(1)(2)	375,465
397,495	1.14%, 04/17/2030, 3 mo. USD LIBOR + 1.020%(1)(2)	397,762
325,000	1.18%, 04/15/2031, 3 mo. USD LIBOR + 1.060%(1)(2)	325,363
		10,521,105
	Whole Loan Collateral CMO - 11.0%
	Angel Oak Mortgage Trust
436,011	0.95%, 07/25/2066(1)(3)	434,145
218,252	0.99%, 04/25/2053(1)(3)	217,740
172,884	1.04%, 01/20/2065(1)(3)	171,625
162,714	1.07%, 05/25/2066(1)(3)	162,091
297,927	1.46%, 09/25/2066(1)(3)	298,196
43,505	2.47%, 12/25/2059(1)(3)	43,662
177,431	2.53%, 01/26/2065(1)(3)	179,874
68,564	2.59%, 10/25/2049(1)(3)	68,468
88,914	Angel Oak Mortgage Trust LLC 2.99%, 07/26/2049(1)(3)	89,422
	Arroyo Mortgage Trust
112,733	1.18%, 10/25/2048(1)(3)	112,624
269,331	2.96%, 10/25/2048(1)(3)	270,738
	Bravo Residential Funding Trust
124,402	2.75%, 11/25/2059(1)(3)	124,849
98,336	3.50%, 03/25/2058(1)	100,168
242,137	Colombia Cent CLO Ltd. 1.27%, 10/25/2028, 3 mo. USD LIBOR + 1.150%(1)(2)	242,254
	COLT Mortgage Loan Trust
136,849	0.80%, 07/27/2054(1)(3)	136,479
225,411	0.86%, 05/25/2065(1)(3)	224,650
72,858	0.91%, 06/25/2066(1)(3)	72,176
120,832	0.92%, 08/25/2066(1)(3)	120,108
338,209	0.96%, 09/27/2066(1)(3)	335,037
449,153	1.11%, 10/25/2066(1)(3)	446,892
85,688	1.26%, 09/25/2065(1)(3)	85,881
370,863	1.39%, 01/25/2065(1)(3)	367,714
300,000	1.40%, 10/25/2066(1)(3)	299,558
177,547	1.85%, 03/25/2065(1)(3)	178,223
92,461	2.49%, 02/25/2050(1)(3)	92,424
	CSMC Trust
249,461	0.81%, 05/25/2065(1)(3)	248,379
210,906	0.83%, 03/25/2056(1)(3)	212,256
399,857	1.02%, 04/25/2066(1)(3)	397,925
199,257	1.10%, 05/25/2066(1)(3)	198,122
270,645	1.17%, 07/25/2066(1)(3)	269,844
199,600	1.21%, 05/25/2065(1)(3)	199,918
322,925	2.00%, 01/25/2060(1)(3)	326,748
113,929	2.24%, 02/25/2050(1)(3)	114,600
	Deephaven Residential Mortgage Trust
105,852	0.72%, 05/25/2065(1)(3)	105,424
117,851	2.34%, 01/25/2060(1)(3)	118,036
	Ellington Financial Mortgage Trust
66,544	0.80%, 02/25/2066(1)(3)	66,197
51,825	1.18%, 10/25/2065(1)(3)	51,892
253,275	Fannie Mae Connecticut Avenue Securities 5.99%, 10/25/2028, 1 mo. USD LIBOR + 5.900%	266,637
249,289	FirstKey Homes Trust 1.27%, 10/19/2037(1)(3)	245,951
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 24.9% - (continued)
	Whole Loan Collateral CMO - 11.0% - (continued)
	GCAT Trust
$ 240,247	0.87%, 01/25/2066(1)(3)	$ 242,010
134,458	1.04%, 05/25/2066(1)(3)	134,458
322,106	1.09%, 08/25/2066(1)(3)	319,773
446,869	1.26%, 07/25/2066(1)(3)	445,528
230,989	1.47%, 04/25/2065(1)(3)	230,503
128,847	2.25%, 01/25/2060(1)(3)	129,515
59,187	Home Re Ltd. 1.69%, 10/25/2028, 1 mo. USD LIBOR + 1.600%(1)(2)	59,270
	Imperial Fund Mortgage Trust
200,131	1.07%, 06/25/2056(1)(3)	198,127
205,393	1.07%, 09/25/2056(1)(3)	204,234
200,000	1.60%, 11/25/2056(1)(3)	199,967
200,000	IMS Ecuadorian Mortgage Trust 3.40%, 08/18/2043(1)	209,299
	MFA Trust
98,439	1.01%, 01/26/2065(1)(3)	98,198
123,251	1.03%, 11/25/2064(1)(3)	122,773
156,772	1.15%, 04/25/2065(1)(3)	157,746
193,010	MFRA Trust 0.85%, 01/25/2056(1)(3)	191,816
	Mill City Mortgage Loan Trust
390,884	1.13%, 11/25/2060(1)(3)	390,035
36,659	3.25%, 05/25/2062(1)(3)	37,277
32,090	3.50%, 05/25/2058(1)(3)	32,620
28,862	New Residential Mortgage LLC 3.79%, 07/25/2054(1)(3)	28,926
	New Residential Mortgage Loan Trust
187,177	0.84%, 01/25/2048, 1 mo. USD LIBOR + 0.750%(1)(2)	187,177
86,568	0.94%, 10/25/2058(1)(3)	86,408
147,370	2.46%, 01/26/2060(1)(3)	148,206
233,872	4.00%, 02/25/2057(1)(3)	248,342
88,902	4.00%, 09/25/2057(1)(3)	93,015
157,099	OBX Trust 1.05%, 07/25/2061(1)(3)	156,024
81,221	Onslow Bay Mortgage Loan Trust 3.50%, 12/25/2049(1)(3)	82,477
102,218	Preston Ridge Partners Mortgage Trust LLC 1.32%, 07/25/2051(1)(3)	101,733
8,775	Sequoia Mortgage Trust 4.50%, 08/25/2048(1)(3)	8,895
317,224	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(3)	315,453
	Starwood Mortgage Residential Trust
186,088	1.13%, 06/25/2056(1)(3)	184,825
116,261	2.28%, 02/25/2050(1)(3)	116,999
173,324	Starwood Residential Mortgage Trust 1.22%, 05/25/2065(1)(3)	173,193
151,299	Toorak Mortgage Corp. Ltd. 1.15%, 07/25/2056(1)(3)	150,544
	Verus Securitization Trust
241,733	0.82%, 10/25/2063(1)(3)	241,355
148,680	0.82%, 01/25/2066(1)(3)	148,094
281,998	1.01%, 09/25/2066(1)(3)	280,798
126,014	1.02%, 04/25/2064(1)(3)	125,463
122,533	1.03%, 02/25/2066(1)(3)	121,903
52,989	2.42%, 01/25/2060(1)(3)	53,517

25

Hartford Short Duration ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 24.9% - (continued)
	Whole Loan Collateral CMO - 11.0% - (continued)
$ 76,009	2.69%, 11/25/2059(1)(3)	$ 77,091
191,574	Visio Trust 1.28%, 05/25/2056(1)(3)	191,332
		14,421,846
	Total Asset & Commercial Mortgage-Backed Securities (cost $32,607,292)	$ 32,541,080
CORPORATE BONDS - 44.3%
	Aerospace/Defense - 0.2%
300,000	Boeing Co. 2.20%, 02/04/2026	$ 300,762
	Agriculture - 0.4%
450,000	BAT Capital Corp. 2.79%, 09/06/2024	467,956
	Auto Manufacturers - 3.3%
225,000	Daimler Finance NA LLC 1.45%, 03/02/2026(1)	223,984
325,000	Ford Motor Co. 8.50%, 04/21/2023	356,363
	Ford Motor Credit Co. LLC
310,000	2.70%, 08/10/2026	309,640
275,000	3.35%, 11/01/2022	279,125
200,000	3.37%, 11/17/2023	205,250
	General Motors Financial Co., Inc.
200,000	1.25%, 01/08/2026	196,110
190,000	1.70%, 08/18/2023	192,601
500,000	2.90%, 02/26/2025	520,341
307,000	4.00%, 10/06/2026	334,877
	Hyundai Capital America
275,000	1.00%, 09/17/2024(1)	272,280
50,000	4.13%, 06/08/2023(1)	52,381
775,000	Stellantis Finance U.S., Inc. 1.71%, 01/29/2027(1)	762,925
	Volkswagen Group of America Finance LLC
400,000	4.25%, 11/13/2023(1)	426,629
200,000	4.63%, 11/13/2025(1)	222,615
		4,355,121
	Beverages - 1.0%
200,000	Bacardi Ltd. 4.45%, 05/15/2025(1)	218,506
425,000	Coca-Cola Europacific Partners plc 1.50%, 01/15/2027(1)	419,960
	JDE Peet's N.V.
325,000	0.80%, 09/24/2024(1)	321,306
325,000	1.38%, 01/15/2027(1)	317,391
		1,277,163
	Biotechnology - 0.2%
225,000	Royalty Pharma plc 1.20%, 09/02/2025	221,721
	Chemicals - 0.3%
80,000	Celanese U.S. Holdings LLC 3.50%, 05/08/2024	84,466
345,000	LYB International Finance LLC 1.25%, 10/01/2025	341,576
		426,042
	Commercial Banks - 10.0%
	Bank of America Corp.
275,000	0.98%, 09/25/2025, (0.98% fixed rate until 09/25/2024; 3 mo. USD SOFR + 0.910% thereafter)(4)	273,300
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.3% - (continued)
	Commercial Banks - 10.0% - (continued)
$ 300,000	1.20%, 10/24/2026, (1.20% fixed rate until 10/24/2025; 3 mo. USD SOFR + 1.010% thereafter)(4)	$ 295,042
350,000	2.02%, 02/13/2026, (2.02% fixed rate until 02/13/2025; 3 mo. USD LIBOR + 0.640% thereafter)(4)	356,414
275,000	3.88%, 08/01/2025	299,985
250,000	Barclays plc 1.01%, 12/10/2024, (1.01% fixed rate until 12/10/2023; 12 mo. USD CMT + 0.800% thereafter)(4)	250,015
200,000	BNP Paribas S.A. 1.32%, 01/13/2027, (1.32% fixed rate until 01/13/2026; 3 mo. USD SOFR + 1.004% thereafter)(1)(4)	195,516
	BPCE S.A.
250,000	1.65%, 10/06/2026, (1.65% fixed rate until 10/06/2025; 3 mo. USD SOFR + 1.520% thereafter)(1)(4)	248,083
250,000	4.00%, 09/12/2023(1)	263,861
	CIT Group, Inc.
135,000	5.00%, 08/15/2022	139,219
340,000	5.00%, 08/01/2023	360,825
	Citigroup, Inc.
100,000	0.98%, 05/01/2025, (0.98% fixed rate until 05/01/2024; 3 mo. USD SOFR + 0.669% thereafter)(4)	99,553
400,000	1.12%, 01/28/2027, (1.12% fixed rate until 01/28/2026; 3 mo. USD SOFR + 0.765% thereafter)(4)	390,580
350,000	3.30%, 04/27/2025	373,703
250,000	Cooperatieve Rabobank UA 1.00%, 09/24/2026, (1.00% fixed rate until 09/24/2025; 12 mo. USD CMT + 0.730% thereafter)(1)(4)	244,856
275,000	Credit Agricole S.A. 1.25%, 01/26/2027, (1.25% fixed rate until 01/26/2026; 3 mo. USD SOFR + 0.892% thereafter)(1)(4)	268,493
325,000	Credit Suisse AG 1.25%, 08/07/2026	318,170
	Credit Suisse Group AG
250,000	1.31%, 02/02/2027, (1.31% fixed rate until 02/02/2026; 3 mo. USD SOFR + 0.980% thereafter)(1)(4)	241,649
305,000	2.59%, 09/11/2025, (2.59% fixed rate until 09/11/2024; 3 mo. USD SOFR + 1.560% thereafter)(1)(4)	313,610
	Danske Bank A/S
495,000	1.55%, 09/10/2027, (1.55% fixed rate until 09/10/2026; 12 mo. USD CMT + 0.730% thereafter)(1)(4)	484,528
200,000	3.88%, 09/12/2023(1)	210,348
150,000	Deutsche Bank AG 1.45%, 04/01/2025, (1.45% fixed rate until 04/01/2024; 3 mo. USD SOFR + 1.131% thereafter)(4)	150,028
250,000	Discover Bank 2.45%, 09/12/2024	258,577
150,000	Fifth Third Bancorp 2.38%, 01/28/2025	154,823
	Goldman Sachs Group, Inc.
185,000	1.09%, 12/09/2026, (1.09% fixed rate until 12/09/2025; 3 mo. USD SOFR + 0.789% thereafter)(4)	180,453

26

Hartford Short Duration ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.3% - (continued)
	Commercial Banks - 10.0% - (continued)
$ 250,000	1.54%, 09/10/2027, (1.54% fixed rate until 09/10/2026; 3 mo. USD SOFR + 0.818% thereafter)(4)	$ 245,854
	HSBC Holdings plc
495,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD SOFR + 1.290% thereafter)(4)	486,531
350,000	2.63%, 11/07/2025, (2.63% fixed rate until 11/07/2024; 3 mo. USD SOFR + 1.402% thereafter)(4)	361,875
200,000	ING Groep N.V. 1.73%, 04/01/2027, (1.73% fixed rate until 04/01/2026; 3 mo. USD SOFR + 1.005% thereafter)(4)	199,650
400,000	Intesa Sanpaolo S.p.A. 3.25%, 09/23/2024(1)	419,396
	JP Morgan Chase & Co.
350,000	1.04%, 02/04/2027, (1.04% fixed rate until 02/04/2026; 3 mo. USD SOFR + 0.695% thereafter)(4)	340,035
200,000	1.05%, 11/19/2026, (1.05% fixed rate until 11/19/2025; 3 mo. USD SOFR + 0.800% thereafter)(4)	195,178
400,000	2.30%, 10/15/2025, (2.30% fixed rate until 10/15/2024; 3 mo. USD SOFR + 1.160% thereafter)(4)	411,710
250,000	3.90%, 07/15/2025	271,612
200,000	4.13%, 12/15/2026	221,625
315,000	KeyBank NA 3.40%, 05/20/2026	338,991
155,000	Macquarie Group Ltd. 1.34%, 01/12/2027, (1.34% fixed rate until 01/12/2026; 3 mo. USD SOFR + 1.069% thereafter)(1)(4)	152,214
	Morgan Stanley
480,000	0.86%, 10/21/2025, (0.86% fixed rate until 10/21/2024; 3 mo. USD SOFR + 0.745% thereafter)(4)	474,977
250,000	0.99%, 12/10/2026, (0.99% fixed rate until 12/10/2025; 3 mo. USD SOFR + 0.720% thereafter)(4)	242,647
200,000	4.00%, 07/23/2025	218,304
200,000	Natwest Group plc 1.64%, 06/14/2027, (1.64% fixed rate until 06/14/2026; 12 mo. USD CMT + 0.900% thereafter)(4)	197,711
200,000	NatWest Markets plc 0.80%, 08/12/2024(1)	198,040
275,000	Santander Holdings USA, Inc. 3.50%, 06/07/2024	290,349
200,000	Standard Chartered plc 1.46%, 01/14/2027, (1.46% fixed rate until 01/14/2026; 12 mo. USD CMT + 1.000% thereafter)(1)(4)	194,682
	UBS Group AG
355,000	1.49%, 08/10/2027, (1.49% fixed rate until 08/10/2026; 12 mo. USD CMT + 0.850% thereafter)(1)(4)	347,834
300,000	4.13%, 04/15/2026(1)	330,241
200,000	UniCredit S.p.A. 1.98%, 06/03/2027, (1.98% fixed rate until 06/03/2026; 12 mo. USD CMT + 1.200% thereafter)(1)(4)	196,621
300,000	Wells Fargo & Co. 2.16%, 02/11/2026, (2.16% fixed rate until 02/11/2025; 3 mo. USD LIBOR + 0.750% thereafter)(4)	307,145
		13,014,853
	Commercial Services - 1.2%
200,000	Ashtead Capital, Inc. 1.50%, 08/12/2026(1)	196,283
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.3% - (continued)
	Commercial Services - 1.2% - (continued)
	Global Payments, Inc.
$ 600,000	1.20%, 03/01/2026	$ 585,835
255,000	2.65%, 02/15/2025	264,527
	Howard University
75,000	2.42%, 10/01/2024	76,179
261,000	2.52%, 10/01/2025	263,079
135,000	2.80%, 10/01/2023	138,550
60,000	IHS Markit Ltd. 4.13%, 08/01/2023	63,222
		1,587,675
	Construction Materials - 0.2%
275,000	Carrier Global Corp. 2.24%, 02/15/2025	282,346
	Diversified Financial Services - 2.6%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
250,000	1.75%, 10/29/2024	250,126
150,000	1.75%, 01/30/2026	147,599
205,000	2.45%, 10/29/2026	206,898
150,000	4.13%, 07/03/2023	157,605
200,000	Air Lease Corp. 0.80%, 08/18/2024	196,737
325,000	Ally Financial, Inc. 3.88%, 05/21/2024	346,461
200,000	Aviation Capital Group LLC 3.88%, 05/01/2023(1)	207,857
	Avolon Holdings Funding Ltd.
375,000	2.88%, 02/15/2025(1)	384,576
250,000	5.13%, 10/01/2023(1)	266,568
200,000	BOC Aviation USA Corp. 1.63%, 04/29/2024(1)	200,383
300,000	CNA Financial Corp. 7.25%, 11/15/2023	337,835
275,000	LeasePlan Corp. N.V. 2.88%, 10/24/2024(1)	286,203
95,000	Synchrony Financial 4.38%, 03/19/2024	101,564
350,000	Western Union Co. 1.35%, 03/15/2026	342,790
		3,433,202
	Electric - 1.1%
300,000	AES Corp. 1.38%, 01/15/2026	293,511
112,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026	120,615
200,000	Dominion Energy, Inc. 3.07%, 08/15/2024	209,889
250,000	Edison International 2.95%, 03/15/2023	255,156
155,000	Evergy, Inc. 2.45%, 09/15/2024	160,518
150,000	FirstEnergy Corp. 3.35%, 07/15/2022	151,125
95,000	ITC Holdings Corp. 4.05%, 07/01/2023	99,141
125,000	Public Service Enterprise Group, Inc. 0.80%, 08/15/2025	121,850
		1,411,805
	Electronics - 0.7%
250,000	Jabil, Inc. 1.70%, 04/15/2026	247,928
275,000	Roper Technologies, Inc. 2.35%, 09/15/2024	284,862
400,000	SYNNEX Corp. 1.25%, 08/09/2024(1)	398,807
		931,597
	Environmental Control - 0.1%
115,000	Republic Services, Inc. 0.88%, 11/15/2025	112,305
	Food - 0.7%
	Conagra Brands, Inc.
225,000	4.30%, 05/01/2024	242,291
150,000	4.60%, 11/01/2025	167,115
275,000	Kraft Heinz Foods Co. 3.00%, 06/01/2026	287,704
175,000	Sysco Corp. 5.65%, 04/01/2025	199,219
		896,329

27

Hartford Short Duration ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.3% - (continued)
	Gas - 0.2%
$ 240,000	NiSource, Inc. 0.95%, 08/15/2025	$ 235,355
	Healthcare - Products - 0.1%
180,000	Boston Scientific Corp. 3.45%, 03/01/2024	189,818
	Healthcare - Services - 1.7%
205,000	Anthem, Inc. 2.38%, 01/15/2025	212,221
340,000	Bon Secours Mercy Health, Inc. 1.35%, 06/01/2025	340,121
	CommonSpirit Health
160,000	1.55%, 10/01/2025	159,569
555,000	2.76%, 10/01/2024	578,806
	HCA, Inc.
125,000	4.75%, 05/01/2023	132,123
350,000	5.00%, 03/15/2024	380,904
325,000	Humana, Inc. 1.35%, 02/03/2027	316,530
110,000	PeaceHealth Obligated Group 1.38%, 11/15/2025	110,203
		2,230,477
	Home Builders - 0.4%
	Lennar Corp.
112,000	4.88%, 12/15/2023	120,075
250,000	5.38%, 10/01/2022	260,000
175,000	Toll Brothers Finance Corp. 5.88%, 02/15/2022	175,245
		555,320
	Insurance - 1.4%
190,000	Allstate Corp. 0.75%, 12/15/2025	186,173
200,000	Athene Global Funding 1.73%, 10/02/2026(1)	197,809
35,000	Brighthouse Financial Global Funding 1.00%, 04/12/2024(1)	34,917
150,000	CNO Global Funding Secured 1.75%, 10/07/2026(1)	148,930
200,000	Equitable Financial Life Global Funding 1.00%, 01/09/2026(1)	194,832
350,000	Globe Life, Inc. 7.88%, 05/15/2023	386,265
165,000	Marsh & McLennan Cos., Inc. 3.88%, 03/15/2024	176,149
250,000	Principal Life Global Funding II 1.25%, 08/16/2026(1)	245,262
175,000	Radian Group, Inc. 6.63%, 03/15/2025	195,125
		1,765,462
	Internet - 0.6%
	Netflix, Inc.
525,000	3.63%, 06/15/2025(1)	558,204
175,000	4.38%, 11/15/2026	194,906
75,000	5.50%, 02/15/2022	76,031
		829,141
	Investment Company Security - 0.5%
400,000	FS KKR Capital Corp. 1.65%, 10/12/2024	395,086
225,000	Owl Rock Capital Corp. 2.63%, 01/15/2027	222,674
		617,760
	Iron/Steel - 0.5%
599,000	Steel Dynamics, Inc. 2.80%, 12/15/2024	626,434
	IT Services - 0.5%
275,000	DXC Technology Co. 1.80%, 09/15/2026	270,921
150,000	Seagate HDD Cayman 4.75%, 06/01/2023	156,938
250,000	SYNNEX Corp. 1.75%, 08/09/2026(1)	244,827
		672,686
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.3% - (continued)
	Lodging - 0.9%
$ 235,000	Genting New York LLC 3.30%, 02/15/2026(1)	$ 231,531
	Hyatt Hotels Corp.
100,000	1.30%, 10/01/2023	100,080
160,000	1.80%, 10/01/2024	160,588
450,000	Las Vegas Sands Corp. 3.20%, 08/08/2024	460,079
250,000	MGM Resorts International 6.00%, 03/15/2023	263,805
		1,216,083
	Media - 0.7%
200,000	Charter Communications Operating LLC / Charter Communications Operating Capital 4.50%, 02/01/2024	214,472
345,000	Comcast Corp. 3.70%, 04/15/2024	367,904
47,000	Cox Communications, Inc. 3.15%, 08/15/2024(1)	49,382
175,000	Discovery Communications LLC 3.45%, 03/15/2025	185,810
65,000	Fox Corp. 4.03%, 01/25/2024	69,206
		886,774
	Miscellaneous Manufacturing - 0.4%
250,000	Siemens Financieringsmaatschappij N.V. 1.20%, 03/11/2026(1)	247,515
300,000	Trane Technologies Luxembourg Finance S.A. 3.50%, 03/21/2026	322,703
		570,218
	Office/Business Equipment - 0.2%
105,000	CDW LLC / CDW Finance Corp. 4.13%, 05/01/2025	108,019
100,000	Xerox Corp. 4.07%, 03/17/2022	101,055
		209,074
	Oil & Gas - 1.7%
535,000	Aker BP ASA 3.00%, 01/15/2025(1)	558,360
400,000	Coterra Energy, Inc. 4.38%, 06/01/2024(1)	428,107
374,000	Hess Corp. 3.50%, 07/15/2024	392,623
225,000	Phillips 66 0.90%, 02/15/2024	224,405
355,000	Pioneer Natural Resources Co. 0.75%, 01/15/2024	352,938
200,000	Valero Energy Corp. 2.85%, 04/15/2025	209,056
		2,165,489
	Oil & Gas Services - 0.3%
375,000	Schlumberger Holdings Corp. 3.75%, 05/01/2024(1)	397,605
	Packaging & Containers - 0.6%
	Berry Global, Inc.
175,000	0.95%, 02/15/2024	173,822
300,000	1.57%, 01/15/2026	296,346
350,000	Silgan Holdings, Inc. 1.40%, 04/01/2026(1)	340,176
		810,344
	Pharmaceuticals - 1.0%
465,000	AbbVie, Inc. 2.95%, 11/21/2026	491,721
100,000	CVS Health Corp. 2.63%, 08/15/2024	104,214
105,000	Elanco Animal Health, Inc. 5.27%, 08/28/2023	111,804
200,000	McKesson Corp. 1.30%, 08/15/2026	196,081
425,000	Teva Pharmaceutical Finance Netherlands B.V. 2.80%, 07/21/2023	428,102
		1,331,922
	Pipelines - 2.3%
	Energy Transfer L.P.
145,000	2.90%, 05/15/2025	151,352

28

Hartford Short Duration ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.3% - (continued)
	Pipelines - 2.3% - (continued)
$ 120,000	4.20%, 09/15/2023	$ 126,520
135,000	4.50%, 04/15/2024	144,897
200,000	5.00%, 10/01/2022	205,661
93,000	EQM Midstream Partners L.P. 4.75%, 07/15/2023	97,893
305,000	Gray Oak Pipeline LLC 2.00%, 09/15/2023(1)	309,839
450,000	Phillips 66 Partners L.P. 2.45%, 12/15/2024	463,937
500,000	Plains All American Pipeline L.P. / PAA Finance Corp. 3.60%, 11/01/2024	529,082
650,000	Western Midstream Operating L.P. 4.00%, 07/01/2022	656,500
262,000	Williams Cos., Inc. 4.30%, 03/04/2024	280,267
		2,965,948
	Real Estate Investment Trusts - 3.0%
	American Tower Corp.
200,000	1.60%, 04/15/2026	198,936
215,000	2.75%, 01/15/2027	223,436
150,000	3.38%, 05/15/2024	158,246
100,000	5.00%, 02/15/2024	108,874
500,000	Boston Properties L.P. 3.20%, 01/15/2025	527,167
265,000	Brandywine Operating Partnership L.P. 4.10%, 10/01/2024	283,169
	Equinix, Inc.
225,000	1.00%, 09/15/2025	220,545
290,000	1.45%, 05/15/2026	286,593
240,000	Federal Realty Investment Trust 1.25%, 02/15/2026	237,403
180,000	Mid-America Apartments L.P. 1.10%, 09/15/2026	175,499
	SBA Tower Trust
80,000	1.63%, 05/15/2051(1)	78,932
155,000	2.84%, 01/15/2050(1)	160,782
400,000	Ventas Realty L.P. 2.65%, 01/15/2025	415,100
375,000	VEREIT Operating Partnership L.P. 4.63%, 11/01/2025	418,612
300,000	VICI Properties L.P. / VICI Note Co., Inc. 4.25%, 12/01/2026(1)	311,532
100,000	Vornado Realty L.P. 2.15%, 06/01/2026	100,726
		3,905,552
	Retail - 0.5%
400,000	7-eleven, Inc. 0.80%, 02/10/2024(1)	397,225
185,000	Nordstrom, Inc. 2.30%, 04/08/2024	185,907
		583,132
	Semiconductors - 1.8%
425,000	Broadcom, Inc. 4.70%, 04/15/2025	469,283
295,000	KLA Corp. 4.65%, 11/01/2024	323,776
290,000	Marvell Technology, Inc. 1.65%, 04/15/2026	288,040
	Microchip Technology, Inc.
360,000	0.97%, 02/15/2024(1)	358,085
250,000	0.98%, 09/01/2024(1)	247,409
	NXP B.V. / NXP Funding LLC
425,000	4.63%, 06/01/2023(1)	449,762
155,000	4.88%, 03/01/2024(1)	167,556
75,000	Skyworks Solutions, Inc. 1.80%, 06/01/2026	75,090
		2,379,001
	Software - 0.5%
	Fidelity National Information Services, Inc.
225,000	0.60%, 03/01/2024	223,039
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.3% - (continued)
	Software - 0.5% - (continued)
$ 200,000	1.15%, 03/01/2026	$ 196,025
215,000	Oracle Corp. 1.65%, 03/25/2026	215,760
		634,824
	Telecommunications - 1.3%
150,000	AT&T, Inc. 4.13%, 02/17/2026	165,456
150,000	Nokia Oyj 3.38%, 06/12/2022	152,062
300,000	Sprint Communications, Inc. 6.00%, 11/15/2022	314,694
450,000	Telecom Italia S.p.A. 5.30%, 05/30/2024(1)	479,250
100,000	T-Mobile USA, Inc. 3.50%, 04/15/2025	106,665
	Verizon Communications, Inc.
250,000	0.85%, 11/20/2025	244,943
250,000	1.45%, 03/20/2026	249,399
		1,712,469
	Transportation - 0.3%
355,000	TTX Co. 3.60%, 01/15/2025(1)	380,423
	Trucking & Leasing - 0.9%
385,000	DAE Funding LLC 1.55%, 08/01/2024(1)	379,802
250,000	GATX Corp. 4.35%, 02/15/2024	267,117
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
150,000	1.20%, 11/15/2025(1)	147,256
110,000	2.70%, 11/01/2024(1)	114,332
250,000	4.13%, 08/01/2023(1)	263,062
		1,171,569
	Total Corporate Bonds (cost $57,389,006)	$ 57,761,757
MUNICIPAL BONDS - 0.3%
	General - 0.1%
100,000	Chicago, IL, Transit Auth 2.21%, 12/01/2025	$ 102,351
	Trans - Rail - 0.2%
210,000	Chicago, IL, Transit Auth 5.37%, 12/01/2022	220,827
	Total Municipal Bonds (cost $316,120)	$ 323,178
SENIOR FLOATING RATE INTERESTS - 20.0%(5)
	Advertising - 0.1%
157,212	Terrier Media Buyer, Inc. 3.59%, 12/17/2026, 1 mo. USD LIBOR + 3.500%	$ 156,544
	Aerospace/Defense - 0.1%
191,333	TransDigm, Inc. 2.34%, 12/09/2025, 1 mo. USD LIBOR + 2.250%	188,886
	Airlines - 0.3%
100,000	AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2028, 1 mo. USD LIBOR + 4.750%	104,094
100,000	Air Canada 4.25%, 08/11/2028, 1 mo. USD LIBOR + 3.500%	100,979
120,000	SkyMiles IP Ltd. 4.75%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	127,733
104,475	United Airlines, Inc. 4.50%, 04/21/2028, 1 mo. USD LIBOR + 3.750%	105,874
		438,680

29

Hartford Short Duration ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 20.0%(5) - (continued)
	Apparel - 0.1%
$ 99,750	Birkenstock GmbH & Co. KG 4.25%, 04/27/2028, 1 mo. USD LIBOR + 3.750%	$ 99,688
	Auto Parts & Equipment - 0.2%
	Clarios Global L.P.
EUR 145,013	3.25%, 04/30/2026, 3 mo. EURIBOR + 3.250%	166,138
$ 152,137	3.34%, 04/30/2026, 1 mo. USD LIBOR + 3.250%	151,122
		317,260
	Chemicals - 0.7%
200,000	Diamond (BC) B.V. 3.50%, 09/29/2028, 1 mo. USD LIBOR + 3.000%(6)	199,450
138,168	H.B. Fuller Co. 2.09%, 10/20/2024, 3 mo. USD LIBOR + 2.000%	138,074
99,750	INEOS Styrolution U.S. Holding LLC 3.25%, 01/29/2026, 1 mo. USD LIBOR + 2.750%	99,750
	Messer Industries GmbH
EUR 72,222	2.50%, 03/01/2026, 3 mo. EURIBOR + 2.500%	82,859
$ 160,486	2.63%, 03/01/2026, 3 mo. USD LIBOR + 2.500%	159,332
	Starfruit Finco B.V
79,584	2.84%, 10/01/2025, 1 mo. USD LIBOR + 2.750%	78,938
EUR 94,414	3.00%, 10/01/2025, 3 mo. EURIBOR + 3.000%	107,773
		866,176
	Commercial Services - 2.0%
$ 318,400	AlixPartners LLP 3.25%, 02/04/2028, 1 mo. USD LIBOR + 2.750%	317,206
125,000	APX Group, Inc. 4.00%, 07/10/2028, 1 mo. USD LIBOR + 3.500%	124,511
145,875	Belron Finance U.S. LLC 2.38%, 11/13/2025, 3 mo. USD LIBOR + 2.250%	145,146
EUR 155,000	Boels Topholding B.V. 3.25%, 02/06/2027, 3 mo. EURIBOR + 3.250%	178,514
$ 121,545	BrightView Landscapes LLC 2.63%, 08/15/2025, 3 mo. USD LIBOR + 2.500%	120,886
99,241	Ensemble RCM LLC 3.88%, 08/03/2026, 3 mo. USD LIBOR + 3.750%	99,329
200,000	MPH Acquisition Holdings LLC 4.75%, 08/17/2028, 1 mo. USD LIBOR + 4.250%(6)	194,834
192,343	Trans Union LLC 1.84%, 11/16/2026, 1 mo. USD LIBOR + 1.750%	191,022
510,666	United Rentals, Inc. 1.84%, 10/31/2025, 3 mo. USD LIBOR + 1.750%	512,489
	Verisure Holding AB
EUR 100,000	3.25%, 07/20/2026, 3 mo. EURIBOR + 3.250%	114,821
205,000	3.25%, 03/27/2028, 3 mo. EURIBOR + 3.250%	235,210
$ 99,750	Verscend Holding Corp. 4.09%, 08/27/2025, 1 mo. USD LIBOR + 4.000%	99,875
208,950	WEX, Inc. 2.34%, 03/31/2028, 1 mo. USD LIBOR + 2.250%	207,748
114,712	WW International, Inc. 4.00%, 04/13/2028, 1 mo. USD LIBOR + 3.500%	113,279
		2,654,870
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 20.0%(5) - (continued)
	Construction Materials - 0.8%
$ 169,575	ACProducts, Inc. 4.75%, 05/17/2028, 1 mo. USD LIBOR + 4.250%	$ 169,046
125,000	Chamberlain Group, Inc. 0.00%, 10/22/2028, 1 mo. USD LIBOR + 4.000%(7)	124,740
99,500	CP Atlas Buyer, Inc. 4.25%, 11/23/2027, 1 mo. USD LIBOR + 3.750%	98,847
177,300	Ingersoll-Rand Services Co. 1.84%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	174,696
196,500	Quikrete Holdings, Inc. 2.59%, 02/01/2027, 1 mo. USD LIBOR + 2.500%	194,453
140,000	Rexnord LLC 2.75%, 10/04/2028, 1 mo. USD LIBOR + 2.250%(6)	139,934
190,000	Standard Industries, Inc. 3.00%, 09/22/2028, 1 mo. USD LIBOR + 2.500%(6)	189,728
		1,091,444
	Distribution/Wholesale - 0.5%
217,560	American Builders & Contractors Supply Co., Inc. 2.09%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	215,321
248,221	Core & Main L.P. 2.59%, 07/27/2028, 1 mo. USD LIBOR + 2.500%	246,154
199,500	Univar Solutions USA Inc. 2.09%, 06/03/2028, 1 mo. USD LIBOR + 2.000%	199,037
		660,512
	Diversified Financial Services - 0.5%
217,250	Deerfield Dakota Holding LLC 4.75%, 04/09/2027, 1 mo. USD LIBOR + 3.750%	217,658
119,700	Fleetcor Technologies Operating Co. LLC 1.84%, 04/28/2028, 1 mo. USD LIBOR + 1.750%	119,316
126,421	NFP Corp. 3.34%, 02/15/2027, 1 mo. USD LIBOR + 3.250%	124,814
200,000	Russell Investments U.S. Inst'l Holdco, Inc. 4.50%, 05/30/2025, 1 mo. USD LIBOR + 3.500%	200,688
		662,476
	Electric - 0.1%
97,750	ExGen Renewables LLC 3.50%, 12/15/2027, 1 mo. USD LIBOR + 2.500%	97,819
	Electrical Components & Equipment - 0.1%
99,250	Energizer Holdings, Inc. 2.75%, 12/22/2027, 1 mo. USD LIBOR + 2.250%	98,909
	Electronics - 0.1%
109,725	Ingram Micro, Inc. 4.00%, 06/30/2028, 1 mo. USD LIBOR + 3.500%	109,944
	Engineering & Construction - 0.2%
200,000	Brown Group Holding LLC 3.25%, 06/07/2028, 1 mo. USD LIBOR + 2.750%	199,376
	Entertainment - 0.7%
	Crown Finance U.S., Inc.
161,843	3.50%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	133,197
7,001	9.25%, 05/23/2024, 1 mo. USD LIBOR + 8.250%	7,508
225,000	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 3 mo. USD LIBOR + 2.500%	224,087

30

Hartford Short Duration ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 20.0%(5) - (continued)
	Entertainment - 0.7% - (continued)
$ 217,654	Penn National Gaming, Inc. 3.00%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	$ 217,202
98,974	Scientific Games International, Inc. 2.84%, 08/14/2024, 1 mo. USD LIBOR + 2.750%	98,513
202,763	UFC Holdings LLC 3.50%, 04/29/2026, 1 mo. USD LIBOR + 2.750%	201,495
		882,002
	Environmental Control - 0.3%
338,510	Clean Harbors, Inc. 1.84%, 06/28/2024, 3 mo. USD LIBOR + 1.750%	338,415
	Food - 0.6%
182,583	B&G Foods, Inc. 2.59%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	182,963
	Froneri International Ltd.
98,750	2.34%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	97,282
EUR 120,000	2.63%, 01/29/2027, 3 mo. EURIBOR + 2.625%	135,398
$ 171,930	Hostess Brands LLC 3.00%, 08/03/2025, 1 mo. USD LIBOR + 2.250%	171,519
207,452	U.S. Foods, Inc. 1.84%, 06/27/2023, 1 mo. USD LIBOR + 1.750%	206,037
		793,199
	Food Service - 0.1%
193,500	Aramark Services, Inc. 1.84%, 03/11/2025, 1 mo. USD LIBOR + 1.750%	188,662
	Hand/Machine Tools - 0.1%
98,179	Alliance Laundry Systems LLC 4.25%, 10/08/2027, 1 mo. USD LIBOR + 3.500%	98,353
	Healthcare - Products - 0.7%
	Avantor Funding, Inc.
172,470	2.50%, 11/21/2024, 1 mo. USD LIBOR + 2.000%(6)	172,201
159,200	2.75%, 11/08/2027, 1 mo. USD LIBOR + 2.250%	159,068
EUR 99,750	2.75%, 06/12/2028, 1 mo. EURIBOR + 2.750%	115,115
$ 205,000	Medline Industries, Inc. 0.00%, 10/23/2028, 1 mo. USD LIBOR + 3.250%(7)	205,203
211,786	Sunshine Luxembourg S.a.r.l. 4.50%, 10/01/2026, 1 mo. USD LIBOR + 3.750%	212,131
		863,718
	Healthcare - Services - 1.1%
109,450	ADMI Corp. 3.63%, 12/23/2027, 1 mo. USD LIBOR + 3.125%	108,595
EUR 200,000	Biogroup-LCD 3.50%, 01/28/2028, 3 mo. EURIBOR + 3.500%	230,036
$ 99,750	Catalent Pharma Solutions, Inc. 2.00%, 02/22/2028, 1 mo. USD LIBOR + 2.500%	99,774
EUR 100,000	Elsan SAS 3.50%, 06/16/2028, 3 mo. EURIBOR + 3.500%(6)	115,424
$ 119,700	Heartland Dental, LLC 4.09%, 04/30/2025, 1 mo. USD LIBOR + 4.000%	119,376
79,854	ICON Luxembourg S.a r.l. 3.00%, 07/03/2028, 1 mo. USD LIBOR + 2.500%	79,846
	IQVIA, Inc.
95,255	1.84%, 03/07/2024, 1 mo. USD LIBOR + 1.750%	95,088
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 20.0%(5) - (continued)
	Healthcare - Services - 1.1% - (continued)
EUR 170,164	2.00%, 06/11/2025, 1 mo. EURIBOR + 2.000%	$ 195,323
135,000	LGC Group Holdings Ltd. 3.00%, 04/21/2027, 3 mo. EURIBOR + 3.000%	152,773
$ 194,025	PPD, Inc. 2.50%, 01/13/2028, 1 mo. USD LIBOR + 2.000%	193,571
		1,389,806
	Home Furnishings - 0.1%
81,642	Weber-Stephen Products LLC 4.00%, 10/30/2027, 1 mo. USD LIBOR + 3.250%	81,778
	Household Products - 0.1%
86,379	Reynolds Consumer Products LLC 1.84%, 02/04/2027, 1 mo. USD LIBOR + 1.750%	85,967
	Insurance - 1.1%
256,919	Acrisure LLC 3.63%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	253,322
	Asurion LLC
227,363	3.09%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	225,587
105,000	5.34%, 01/31/2028, 1 mo. USD LIBOR + 5.250%	104,568
110,000	5.34%, 01/20/2029, 1 mo. USD LIBOR + 5.250%	109,473
242,481	Hub International Ltd. 2.87%, 04/25/2025, 1 mo. USD LIBOR + 2.750%	239,671
311,200	Sedgwick Claims Management Services, Inc. 3.34%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	307,895
217,085	USI, Inc. 3.13%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	215,340
		1,455,856
	Internet - 0.3%
0	Adevinta ASA 3.25%, 06/26/2028, 3 mo. EURIBOR + 3.250%(6)	0
184,538	Endure Digital, Inc. 4.25%, 02/10/2028, 1 mo. USD LIBOR + 3.500%	181,230
145,577	Go Daddy Operating Co. LLC 1.84%, 02/15/2024, 1 mo. USD LIBOR + 1.750%	144,449
100,000	Proofpoint, Inc. 3.75%, 08/31/2028, 1 mo. USD LIBOR + 3.250%(6)	99,545
		425,224
	IT Services - 0.4%
124,375	Peraton Corp. 4.50%, 02/01/2028, 1 mo. USD LIBOR + 3.750%	124,511
241,953	Science Applications International Corp. 1.96%, 10/31/2025, 1 mo. USD LIBOR + 1.875%	241,803
106,737	Tempo Acquisition LLC 3.75%, 11/02/2026, 1 mo. USD LIBOR + 3.250%	106,959
		473,273
	Leisure Time - 0.5%
244,164	Carnival Corp. 3.75%, 06/30/2025, 1 mo. USD LIBOR + 3.000%	243,707
164,587	Hayward Industries, Inc. 3.00%, 05/12/2028, 1 mo. USD LIBOR + 2.500%	164,040

31

Hartford Short Duration ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 20.0%(5) - (continued)
	Leisure Time - 0.5% - (continued)
$ 99,750	MajorDrive Holdings LLC 4.50%, 05/12/2028, 1 mo. USD LIBOR + 4.000%	$ 99,750
95,831	SRAM LLC 3.25%, 05/12/2028, 1 mo. USD LIBOR + 2.750%	95,591
		603,088
	Lodging - 0.3%
195,131	Boyd Gaming Corp. 2.32%, 09/15/2023, 3 mo. USD LIBOR + 2.250%	194,774
241,957	Caesars Resort Collection LLC 2.84%, 12/23/2024, 3 mo. USD LIBOR + 2.750%	240,723
		435,497
	Machinery - Construction & Mining - 0.1%
123,111	Brookfield WEC Holdings, Inc. 3.25%, 08/01/2025, 1 mo. USD LIBOR + 2.750%	122,187
	Machinery-Diversified - 0.2%
108,358	Altra Industrial Motion Corp. 2.09%, 10/01/2025, 3 mo. USD LIBOR + 2.000%	107,545
193,058	Vertical U.S. Newco, Inc. 4.00%, 07/30/2027, 1 mo. USD LIBOR + 3.500%	193,299
		300,844
	Media - 1.7%
99,000	Banijay Entertainment S.A.S 3.83%, 03/01/2025, 1 mo. USD LIBOR + 3.750%	98,629
209,475	Cable One, Inc. 2.09%, 05/03/2028, 1 mo. USD LIBOR + 2.000%	207,707
308,738	CSC Holdings LLC 2.34%, 01/15/2026, 3 mo. USD LIBOR + 2.250%	302,177
95,425	E.W. Scripps Co. 3.75%, 01/07/2028, 1 mo. USD LIBOR + 3.000%	95,470
365,346	Gray Television, Inc. 2.58%, 01/02/2026, 3 mo. USD LIBOR + 2.500%	362,745
	Nexstar Broadcasting, Inc.
146,791	2.34%, 01/17/2024, 3 mo. USD LIBOR + 2.250%	146,362
176,863	2.58%, 09/18/2026, 1 mo. USD LIBOR + 2.500%	176,509
113,750	Sinclair Television Group, Inc. 2.59%, 09/30/2026, 1 mo. USD LIBOR + 2.500%	111,795
125,000	Telenet Financing USD LLC 2.09%, 04/30/2028, 6 mo. USD LIBOR + 2.000%	123,187
180,000	UPC Financing Partnership 3.09%, 01/31/2029, 1 mo. USD LIBOR + 3.000%	179,138
	Virgin Media Bristol LLC
EUR 115,000	3.25%, 01/31/2029, 3 mo. EURIBOR + 3.250%	132,820
$ 115,000	3.34%, 01/31/2029, 1 mo. USD LIBOR + 3.250%	114,905
EUR 145,000	Ziggo B.V. 3.00%, 01/31/2029, 3 mo. EURIBOR + 3.000%	165,774
		2,217,218
	Oil & Gas Services - 0.1%
$ 100,000	Oryx Midstream Services Permian Basin LLC 0.00%, 10/05/2028, 1 mo. USD LIBOR + 3.250%(7)	99,571
	Packaging & Containers - 0.5%
190,000	Berlin Packaging LLC 4.25%, 03/11/2028, 1 mo. USD LIBOR + 3.750%(6)	190,034
130,502	Flex Acquisition Co., Inc. 3.13%, 06/29/2025, 3 mo. USD LIBOR + 3.000%	129,426
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 20.0%(5) - (continued)
	Packaging & Containers - 0.5% - (continued)
$ 199,000	Proampac PG Borrower LLC 4.50%, 11/03/2025, 1 mo. USD LIBOR + 3.750%	$ 199,000
	TricorBraun Holdings, Inc.
150,651	3.75%, 03/03/2028, 1 mo. USD LIBOR + 3.250%	149,608
33,942	3.75%, 03/03/2028, 1 mo. USD LIBOR + 3.250%(6)	33,707
		701,775
	Pharmaceuticals - 1.0%
178,575	Bausch Health Cos., Inc. 2.84%, 11/27/2025, 3 mo. USD LIBOR + 2.750%	177,995
148,541	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	148,371
349,729	Elanco Animal Health, Inc. 1.83%, 08/01/2027, 1 mo. USD LIBOR + 1.750%	346,606
198,749	Gainwell Acquisition Corp. 4.75%, 10/01/2027, 1 mo. USD LIBOR + 4.000%	199,087
100,000	HCRX Investments Holdco L.P. 0.00%, 07/14/2028, 1 mo. USD LIBOR + 2.250%(6)(7)	99,400
134,325	Horizon Therapeutics USA, Inc. 2.50%, 03/15/2028, 1 mo. USD LIBOR + 2.000%	133,965
19,896	ICON Luxembourg S.a r.l. 3.00%, 07/03/2028, 1 mo. USD LIBOR + 2.500%	19,893
114,712	Jazz Financing Lux S.a.r.l. 4.00%, 05/05/2028, 1 mo. USD LIBOR + 3.500%	114,856
124,687	Organon & Co. 3.50%, 06/02/2028, 1 mo. USD LIBOR + 3.000%	124,922
		1,365,095
	Pipelines - 0.1%
184,537	DT Midstream, Inc. 2.50%, 06/26/2028, 1 mo. USD LIBOR + 2.000%	184,912
	Real Estate - 0.1%
EUR 110,000	Blitz GmbH 3.50%, 04/28/2028, 3 mo. EURIBOR + 3.500%	126,473
	Retail - 1.4%
$ 245,854	B.C. Unlimited Liability Co. 1.84%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	240,893
99,750	Foundation Building Materials Holding Co. LLC 3.75%, 02/03/2028, 1 mo. USD LIBOR + 3.250%	98,898
267,975	Great Outdoors Group LLC 5.00%, 03/06/2028, 1 mo. USD LIBOR + 4.250%	268,589
99,000	Harbor Freight Tools USA, Inc. 3.25%, 10/19/2027, 1 mo. USD LIBOR + 2.750%	98,618
104,213	IRB Holding Corp. 4.25%, 12/15/2027, 1 mo. USD LIBOR + 3.250%	104,139
119,795	LBM Acquisition LLC 4.50%, 12/17/2027, 1 mo. USD LIBOR + 3.750%(6)	118,098
144,638	Michaels Cos., Inc. 5.00%, 04/15/2028, 1 mo. USD LIBOR + 4.250%	144,367
99,500	Petco Health and Wellness Co., Inc. 4.00%, 03/03/2028, 1 mo. USD LIBOR + 3.250%	99,429
109,725	PetSmart, Inc. 4.50%, 02/11/2028, 1 mo. USD LIBOR + 3.750%	109,764
300,000	Pilot Travel Centers LLC 2.09%, 07/28/2028, 1 mo. USD LIBOR + 2.000%	298,071

32

Hartford Short Duration ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 20.0%(5) - (continued)
	Retail - 1.4% - (continued)
$ 194,512	SRS Distribution, Inc. 4.25%, 06/02/2028, 1 mo. USD LIBOR + 3.750%	$ 194,458
103,950	White Cap Buyer LLC 4.50%, 10/19/2027, 1 mo. USD LIBOR + 4.000%	104,151
		1,879,475
	Semiconductors - 0.1%
140,000	MKS Instruments, Inc. 0.00%, 10/21/2028, 1 mo. USD LIBOR + 2.250%(7)	139,825
	Software - 2.1%
100,000	CCC Intelligent Solutions, Inc. 3.00%, 09/21/2028, 1 mo. USD LIBOR + 2.500%	99,675
EUR 100,000	Concorde Midco Ltd. 4.00%, 03/01/2028, 3 mo. EURIBOR + 4.000%	115,601
$ 271,619	DCert Buyer, Inc. 4.09%, 10/16/2026, 3 mo. USD LIBOR + 4.000%	271,649
494,761	Dun & Bradstreet Corp. 3.34%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	492,555
98,000	Emerald TopCo, Inc. 3.63%, 07/24/2026, 1 mo. USD LIBOR + 3.500%	97,240
188,061	Hyland Software, Inc. 4.25%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	188,120
170,000	Mitchell International, Inc. 4.25%, 10/15/2028, 1 mo. USD LIBOR + 3.750%	168,385
119,400	Playtika Holding Corp. 2.84%, 03/13/2028, 1 mo. USD LIBOR + 2.750%	119,139
150,000	Polaris Newco LLC 4.50%, 06/02/2028, 1 mo. USD LIBOR + 4.000%	150,288
145,000	RealPage, Inc. 3.75%, 04/24/2028, 1 mo. USD LIBOR + 3.250%	144,652
21,787	SS&C European Holdings S.a.r.l. 1.84%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	21,546
391,660	SS&C Technologies, Inc. 1.84%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	387,895
98,000	Ultimate Software Group, Inc. 3.84%, 05/04/2026, 3 mo. USD LIBOR + 3.750%	98,106
344,521	Zelis Healthcare Corporation 3.58%, 09/30/2026, 1 mo. USD LIBOR + 3.500%	342,877
		2,697,728
	Telecommunications - 0.1%
99,500	Frontier Communications Corp. 4.50%, 05/01/2028, 1 mo. USD LIBOR + 3.750%	99,301
	Transportation - 0.3%
246,250	Genesee & Wyoming, Inc. 2.13%, 12/30/2026, 1 mo. USD LIBOR + 2.000%	244,738
149,625	Savage Enterprises LLC 3.75%, 09/15/2028, 1 mo. USD LIBOR + 3.250%	149,875
		394,613
	Total Senior Floating Rate Interests (cost $26,152,167)	$ 26,086,439
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 6.1%
	Mortgage-Backed Agencies - 6.1%
	FHLMC - 2.7%
$ 35,670	0.84%, 10/25/2048, 1 mo. USD LIBOR + 0.750%(1)(2)	$ 35,694
225,203	1.00%, 05/25/2033	225,570
625,617	1.00%, 01/15/2041	624,055
768,168	1.00%, 06/15/2044	770,268
110,061	1.50%, 01/15/2027	111,564
231,273	2.00%, 09/15/2041	235,308
213,357	3.00%, 01/01/2033	226,806
402,642	3.50%, 03/01/2032	428,783
85,386	3.50%, 09/15/2043	88,226
81,877	3.75%, 05/15/2039(8)	83,413
209,538	4.00%, 03/01/2031	225,263
398,488	4.79%, 04/25/2028, 1 mo. USD LIBOR + 4.700%	412,572
		3,467,522
	FNMA - 2.0%
31,913	2.00%, 07/25/2039	31,966
117,769	2.00%, 12/25/2042	118,292
236,585	2.50%, 03/25/2035	242,949
73,991	2.55%, 07/25/2044	75,624
196,761	3.00%, 11/01/2032	209,140
390,180	3.00%, 02/25/2043	402,545
62,424	3.00%, 04/25/2043	63,986
137,399	3.00%, 05/25/2047	141,038
445,881	3.25%, 11/25/2043	458,773
92,136	3.50%, 03/01/2033	98,177
333,952	3.50%, 10/25/2035	355,569
285,246	3.50%, 07/25/2045	295,464
124,992	3.50%, 07/25/2054	130,164
		2,623,687
	GNMA - 0.6%
188,777	2.00%, 05/20/2046	191,402
472,066	2.50%, 10/20/2041	485,929
105,693	2.50%, 07/20/2042	110,238
		787,569
	UMBS - 0.8%
1,050,000	3.50%, 11/16/2036(9)	1,113,893
		1,113,893
	Total U.S. Government Agencies (cost $7,846,158)	$ 7,992,671
U.S. GOVERNMENT SECURITIES - 4.7%
	U.S. Treasury Securities - 4.7%
	U.S. Treasury Notes - 4.7%
3,000,000	0.25%, 04/15/2023	$ 2,996,250
500,000	0.25%, 06/15/2024	494,238
2,675,000	0.38%, 07/15/2024	2,651,176
	Total U.S. Government Securities (cost $6,175,007)	$ 6,141,664
	Total Long-Term Investments (Cost $130,485,750)	$ 130,846,789

33

Hartford Short Duration ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.4%
$ 539,727	Fixed Income Clearing Corp. Repurchase Agreement dated 10/29/2021 at 0.010%, due on 11/01/2021 with a maturity value of $539,728; collateralized by U.S. Treasury Bond at 1.375%, maturing 11/15/2040, with a market value of $550,565		$ 539,727
	Total Short-Term Investments (cost $539,727)		$ 539,727
	Total Investments (cost $131,025,477)	100.7%	$ 131,386,516
	Other Assets and Liabilities	(0.7)%	(933,031)
	Total Net Assets	100.0%	$ 130,453,485
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At October 31, 2021, the aggregate value of these securities was $49,192,335, representing 37.7% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2021. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of October 31, 2021.
(6)	This security, or a portion of this security, has unfunded loan commitments. As of October 31, 2021, the aggregate value of the unfunded commitment was $1,552,355, which rounds to 1.2% of total net assets.
(7)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(8)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(9)	Represents or includes a TBA transaction.

Futures Contracts Outstanding at October 31, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	89	12/31/2021	$ 19,513,250	$ (82,913)
Short position contracts:
U.S. Treasury 5-Year Note Future	88	12/31/2021	$ 10,714,000	$ 151,393
U.S. Treasury 10-Year Note Future	10	12/21/2021	1,307,031	26,400
Total				$ 177,793
Total futures contracts				$ 94,880

34

Hartford Short Duration ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Foreign Currency Contracts Outstanding at October 31, 2021
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
222,000	EUR	258,542	USD	BCLY	11/04/2021	$ (1,613)
257,793	USD	222,000	EUR	BCLY	11/04/2021	864
2,613,923	USD	2,250,843	EUR	BCLY	11/30/2021	7,618
258,708	USD	222,000	EUR	BCLY	12/07/2021	1,582
Total foreign currency contracts						$ 8,451
† For information regarding the Fund’s significant accounting policies, please refer to the Trust's most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 32,541,080	$ —	$ 32,541,080	$ —
Corporate Bonds	57,761,757	—	57,761,757	—
Municipal Bonds	323,178	—	323,178	—
Senior Floating Rate Interests	26,086,439	—	26,086,439	—
U.S. Government Agencies	7,992,671	—	7,992,671	—
U.S. Government Securities	6,141,664	—	6,141,664	—
Short-Term Investments	539,727	—	539,727	—
Foreign Currency Contracts(2)	10,064	—	10,064	—
Futures Contracts(2)	177,793	177,793	—	—
Total	$ 131,574,373	$ 177,793	$ 131,396,580	$ —
Liabilities
Foreign Currency Contracts(2)	$ (1,613)	$ —	$ (1,613)	$ —
Futures Contracts(2)	(82,913)	(82,913)	—	—
Total	$ (84,526)	$ (82,913)	$ (1,613)	$ —

(1)	For the period ended October 31, 2021, investments valued at $207,500 were transferred out of Level 3 due to the initiation of a vendor providing prices. There were no transfers into Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
35

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.0%
	Aerospace/Defense - 1.0%
$ 1,077,000	Boeing Co. 1.43%, 02/04/2024	$ 1,077,614
	Auto Manufacturers - 2.9%
1,443,000	BMW U.S. Capital LLC 0.58%, 04/01/2024, 3 mo. USD SOFR + 0.530%(1)(2)	1,455,271
450,000	General Motors Financial Co., Inc. 1.20%, 10/15/2024	448,100
	Hyundai Capital America
1,218,000	0.88%, 06/14/2024(1)(3)	1,204,448
142,000	1.80%, 10/15/2025(1)	142,197
		3,250,016
	Chemicals - 0.2%
189,000	Westlake Chemical Corp. 0.88%, 08/15/2024	188,994
	Commercial Banks - 12.5%
	Banco Santander S.A.
1,400,000	0.70%, 06/30/2024, 12 mo. USD CMT + 0.450%(4)	1,395,815
600,000	1.72%, 09/14/2027, 12 mo. USD CMT + 0.900%(4)	591,045
1,365,000	Barclays plc 1.01%, 12/10/2024, 12 mo. USD CMT + 0.800%(4)	1,365,084
706,000	Canadian Imperial Bank of Commerce 2.61%, 07/22/2023, (2.61% fixed rate until 07/22/2022; 3 mo. USD LIBOR + 0.785% thereafter)(4)	716,364
	Goldman Sachs Group, Inc.
442,000	0.55%, 09/10/2024, 3 mo. USD SOFR + 0.500%(2)	442,493
1,891,000	0.63%, 03/08/2024, 3 mo. USD SOFR + 0.580%(2)	1,893,548
	HSBC Holdings plc
609,000	3.97%, 05/22/2030, 3 mo. USD LIBOR + 1.610%(4)	666,375
200,000	4.38%, 11/23/2026	220,017
	JP Morgan Chase & Co.
953,000	0.63%, 03/16/2024, 3 mo. USD SOFR + 0.580%(2)	956,209
855,000	0.93%, 04/22/2027, 3 mo. USD SOFR + 0.885%(2)	866,110
746,000	2.08%, 04/22/2026, (2.08% fixed rate until 04/22/2025; 3 mo. USD SOFR + 1.850% thereafter)(4)	760,950
1,553,000	Macquarie Group Ltd. 0.97%, 09/23/2027, 3 mo. USD SOFR + 0.920%(1)(2)	1,562,121
622,000	NatWest Markets plc 0.80%, 08/12/2024(1)	615,903
763,000	Truist Financial Corp. 2.20%, 03/16/2023	779,626
1,157,000	UniCredit S.p.A. 1.98%, 06/03/2027, 12 mo. USD CMT + 1.200%(1)(4)	1,137,451
		13,969,111
	Diversified Financial Services - 1.9%
1,649,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45%, 10/29/2026	1,664,270
470,000	Ally Financial, Inc. 2.20%, 11/02/2028	464,197
		2,128,467
	Gas - 0.4%
485,000	CenterPoint Energy Resources Corp. 0.70%, 03/02/2023	483,673
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.0% - (continued)
	Healthcare - Services - 1.8%
$ 580,000	CommonSpirit Health 3.35%, 10/01/2029	$ 618,733
1,398,000	Humana, Inc. 0.65%, 08/03/2023	1,396,603
		2,015,336
	IT Services - 1.1%
1,195,000	Kyndryl Holdings, Inc. 2.05%, 10/15/2026(1)	1,182,211
	Oil & Gas - 0.1%
142,000	Valero Energy Corp. 2.15%, 09/15/2027	142,257
	Packaging & Containers - 0.8%
922,000	Sealed Air Corp. 1.57%, 10/15/2026(1)	906,883
	Pharmaceuticals - 1.5%
823,000	AmerisourceBergen Corp. 0.74%, 03/15/2023	823,467
777,000	CVS Health Corp. 3.75%, 04/01/2030	856,552
		1,680,019
	Pipelines - 0.4%
399,000	Enbridge, Inc. 0.45%, 02/17/2023, 3 mo. USD SOFR + 0.400%(2)	399,769
50,000	Energy Transfer Operating L.P. 3.60%, 02/01/2023	51,365
		451,134
	Real Estate Investment Trusts - 2.6%
665,000	Boston Properties L.P. 3.40%, 06/21/2029	713,346
	Crown Castle International Corp.
947,000	1.05%, 07/15/2026	916,992
909,000	1.35%, 07/15/2025	905,337
326,000	Ventas Realty L.P. 2.65%, 01/15/2025	338,307
		2,873,982
	Retail - 0.6%
685,000	McDonald's Corp. 1.45%, 09/01/2025	689,125
	Semiconductors - 0.5%
554,000	Broadcom, Inc. 1.95%, 02/15/2028(1)	542,785
62,000	Qorvo, Inc. 4.38%, 10/15/2029	66,573
		609,358
	Software - 2.7%
1,148,000	Oracle Corp. 2.80%, 04/01/2027	1,200,044
	VMware, Inc.
1,058,000	1.00%, 08/15/2024	1,059,316
798,000	1.40%, 08/15/2026	786,172
		3,045,532
	Telecommunications - 2.0%
1,031,000	AT&T, Inc. 0.69%, 03/25/2024, 3 mo. USD SOFR + 0.640%(2)	1,031,972
142,000	T-Mobile USA, Inc. 3.75%, 04/15/2027	154,093
1,027,000	Verizon Communications, Inc. 0.55%, 03/22/2024, 3 mo. USD SOFR + 0.500%(2)	1,031,950
		2,218,015
	Total Corporate Bonds (cost $36,764,966)	$ 36,911,727
MUNICIPAL BONDS - 54.8%
	Alabama - 2.2%
	Black Belt Energy Gas Dist, AL
920,000	4.00%, 10/01/2049(5)	$ 1,047,977
1,205,000	4.00%, 06/01/2051(5)	1,464,987
		2,512,964

36

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 54.8% - (continued)
	California - 2.4%
	California County, CA, Tobacco Securitization Agency
$ 20,000	4.00%, 06/01/2022	$ 20,395
25,000	4.00%, 06/01/2023	26,328
695,000	California State Health Facs Finance Auth Rev 5.00%, 04/01/2033	890,525
	City of El Cajon, CA
50,000	0.93%, 04/01/2024	49,811
70,000	1.18%, 04/01/2025	69,494
	City of Los Angeles, CA, Department of Airports
110,000	0.85%, 05/15/2026	106,678
110,000	1.10%, 05/15/2027	106,076
130,000	1.25%, 05/15/2028	124,547
	City of Pomona, CA
35,000	4.00%, 08/01/2023	36,745
55,000	4.00%, 08/01/2024	58,801
	City of Riverside, CA
35,000	1.90%, 06/01/2023	35,629
65,000	2.11%, 06/01/2024	66,574
	County of Sacramento, CA, Airport System Rev
195,000	5.00%, 12/01/2022	205,147
95,000	5.00%, 07/01/2032	122,319
170,000	5.00%, 07/01/2033	218,257
105,000	5.00%, 07/01/2034	134,166
190,000	Golden State, CA, Tobacco Securitization Corp. 3.00%, 06/01/2046	194,866
50,000	MSR Public Power Agency, CA, (NATL Insured) 6.00%, 07/01/2022	51,919
	San Francisco, CA, Community College Dist, GO
80,000	1.33%, 06/15/2026	79,691
105,000	2.02%, 06/15/2029	105,118
		2,703,086
	Colorado - 1.6%
690,000	Adams County, CO, School Dist, GO, (State Aid Withholding Insured) 5.00%, 12/01/2029	894,464
225,000	City & County of Denver, CO, Airport System Rev 5.00%, 11/15/2032	289,384
515,000	Colorado Housing and Finance Auth, (GNMA/FNMA/FHLMC Insured) 3.50%, 05/01/2050	560,031
		1,743,879
	Connecticut - 0.2%
205,000	Connecticut Housing Finance Auth Rev, (GNMA/FNMA/FHLMC Insured) 4.25%, 05/15/2042	223,201
25,000	State of Connecticut, GO 4.00%, 06/01/2023	26,480
		249,681
	Delaware - 0.4%
	Delaware Transportation Auth
150,000	5.00%, 09/01/2029	192,075
50,000	5.00%, 07/01/2032	65,040
135,000	5.00%, 09/01/2033	174,343
		431,458
	District of Columbia - 1.9%
895,000	Dist of Columbia Water & Sewer Auth Rev 5.00%, 10/01/2052	1,059,243
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 54.8% - (continued)
	District of Columbia - 1.9% - (continued)
$ 505,000	Dist of Columbia, GO 5.00%, 06/01/2036	$ 611,497
340,000	Metropolitan Washington, DC, Airports Auth Dulles Toll Road Rev 5.00%, 10/01/2034	420,773
		2,091,513
	Florida - 0.6%
	County of Miami-Dade FL
120,000	1.00%, 10/01/2024	118,998
115,000	1.15%, 10/01/2025	113,148
140,000	County of Miami-Dade FL Aviation Rev 1.23%, 10/01/2025	140,369
	Florida Housing Finance Corp. Rev, (GNMA/FNMA/FHLMC Insured)
80,000	3.00%, 07/01/2051	85,718
125,000	3.50%, 07/01/2051	136,083
75,000	4.00%, 07/01/2049	80,607
		674,923
	Georgia - 2.8%
220,000	Georgia Municipal Association, Inc. 5.00%, 12/01/2029	270,339
	Main Street, GA, Natural Gas, Inc.
435,000	4.00%, 08/01/2048(5)	464,701
1,565,000	4.00%, 03/01/2050(5)	1,781,261
485,000	4.00%, 05/01/2052(5)	567,868
		3,084,169
	Hawaii - 0.2%
170,000	State of Hawaii Airports System Rev 5.00%, 01/01/2030	215,452
	Illinois - 5.9%
	Chicago Transit Auth Capital Grant Receipts Rev
120,000	5.00%, 06/01/2022	123,187
75,000	5.00%, 06/01/2023	80,338
65,000	Chicago, IL, Metropolitan Water Reclamation Dist, GO 5.25%, 12/01/2032	88,772
1,870,000	Chicago, IL, O'Hare International Airport 5.00%, 01/01/2033	2,349,641
	Illinois Housing Dev Auth, (GNMA/FNMA/FHLMC Insured)
2,880,000	, (GNMA/FNMA/FHLMC Insured) 3.75%, 04/01/2050	3,156,385
115,000	4.50%, 10/01/2048	127,550
175,000	Railsplitter, IL, Tobacco Settlement Auth 5.00%, 06/01/2027	205,576
	Rock Island County, IL, School Dist No. 41, GO, (BAM Insured)
25,000	4.00%, 12/01/2023	26,683
25,000	5.00%, 12/01/2024	28,177
85,000	Southwestern Illinois Dev Auth 6.38%, 11/01/2023	90,062
	State of Illinois, GO
155,000	4.00%, 03/01/2024	167,049
130,000	5.00%, 03/01/2024	143,108
		6,586,528
	Indiana - 1.4%
	Indiana Housing & Community Dev Auth Rev, (GNMA/FNMA/FHLMC Insured)
1,340,000	3.25%, 07/01/2049	1,431,299
120,000	4.00%, 07/01/2048	129,562
		1,560,861

37

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 54.8% - (continued)
	Iowa - 2.8%
	Iowa Finance Auth, (GNMA/FNMA/FHLMC Insured)
$ 1,260,000	3.00%, 01/01/2047	$ 1,354,384
1,500,000	3.00%, 07/01/2051	1,626,032
110,000	3.25%, 07/01/2050	118,834
60,000	4.00%, 07/01/2048	64,753
		3,164,003
	Kentucky - 2.2%
	Kentucky Public Energy Auth
600,000	4.00%, 12/01/2049(5)	664,042
1,555,000	4.00%, 02/01/2050(5)	1,806,066
		2,470,108
	Louisiana - 2.5%
25,000	Louisiana Housing Corp. Rev 4.50%, 12/01/2047	27,497
2,735,000	Louisiana State Local Gov't Environmental Facs & Community Dev Auth Rev 2.50%, 04/01/2036	2,771,148
		2,798,645
	Maine - 0.5%
	Maine Municipal Bond Bank
80,000	5.00%, 09/01/2029	102,509
135,000	5.00%, 09/01/2031	174,817
105,000	5.00%, 09/01/2032	135,578
145,000	Maine State Housing Auth 4.00%, 11/15/2048	155,997
		568,901
	Massachusetts - 0.1%
	Massachusetts Educational Financing Auth
60,000	3.17%, 07/01/2025	63,510
45,000	3.27%, 07/01/2026	48,065
50,000	3.38%, 07/01/2027	53,857
		165,432
	Michigan - 0.1%
85,000	Michigan State Housing Dev Auth 3.75%, 06/01/2050	92,369
	Minnesota - 0.0%
10,000	Minnesota Housing Finance Agency Rev, (GNMA/FNMA/FHLMC Insured) 3.00%, 01/01/2051	10,708
	Mississippi - 1.7%
	Mississippi Home Corp., (GNMA/FNMA/FHLMC Insured)
1,290,000	3.00%, 12/01/2050	1,386,670
265,000	3.25%, 12/01/2050	285,869
180,000	State of Mississippi, GO 5.00%, 06/01/2031	233,587
		1,906,126
	Missouri - 1.2%
	Missouri Housing Dev Commission Rev, (GNMA/FNMA/FHLMC Insured)
460,000	3.25%, 05/01/2051	498,582
195,000	3.50%, 11/01/2050	212,835
330,000	3.88%, 05/01/2050	362,103
135,000	4.25%, 05/01/2049	148,602
130,000	4.75%, 05/01/2049	145,134
		1,367,256
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 54.8% - (continued)
	Montana - 0.9%
$ 890,000	Montana Board of Housing Rev 3.50%, 06/01/2050	$ 964,476
	Nebraska - 0.8%
	Nebraska Investment Finance Auth Rev, (GNMA/FNMA/FHLMC Insured)
685,000	3.00%, 09/01/2050	734,147
100,000	4.00%, 09/01/2048	108,768
		842,915
	Nevada - 0.1%
135,000	Nevada Housing Division, (GNMA/FNMA/FHLMC/COLL Insured) 4.00%, 10/01/2049	147,904
	New Jersey - 0.8%
20,000	Garden State, NJ, Preservation Trust, (AGM Insured) 5.75%, 11/01/2028	24,411
	New Jersey Economic Dev Auth
40,000	5.00%, 06/15/2023	42,942
40,000	5.00%, 06/15/2024	44,645
160,000	5.00%, 03/01/2026	169,485
90,000	5.00%, 11/01/2026	107,890
	New Jersey Transportation Trust Fund Auth
25,000	4.00%, 06/15/2035	29,077
410,000	5.00%, 12/15/2028	512,305
		930,755
	New Mexico - 2.3%
	New Mexico Mortgage Finance Auth, (GNMA/FNMA/FHLMC Insured)
1,030,000	3.00%, 01/01/2051	1,106,112
1,310,000	3.00%, 07/01/2052	1,416,917
70,000	4.00%, 01/01/2049	76,231
		2,599,260
	New York - 3.3%
1,010,000	City of New York, NY, GO 5.00%, 08/01/2033	1,295,260
580,000	New York City Transitional Finance Auth, Future Tax Secured Rev 5.00%, 05/01/2033	750,822
	New York Transportation Dev Corp.
80,000	1.36%, 12/01/2021	80,055
120,000	1.61%, 12/01/2022	121,165
125,000	5.00%, 12/01/2028	152,777
	Port Auth of New York & New Jersey Rev
185,000	5.00%, 07/15/2031	230,473
805,000	5.00%, 07/15/2033	1,038,947
		3,669,499
	North Carolina - 0.9%
900,000	North Carolina Housing Finance Agency, (GNMA/FNMA/FHLMC Insured) 4.00%, 07/01/2050	988,938
	North Dakota - 0.6%
640,000	North Dakota Housing Finance Agency 3.75%, 07/01/2050	696,059
	Ohio - 1.8%
	Ohio Housing Finance Agency
145,000	3.00%, 03/01/2052	156,197
1,305,000	3.25%, 03/01/2050	1,409,751
125,000	4.50%, 09/01/2048	137,916

38

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 54.8% - (continued)
	Ohio - 1.8% - (continued)
$ 295,000	Ohio Turnpike & Infrastructure Commission Rev 0.00%, 02/15/2041(6)	$ 179,233
95,000	State of Ohio, GO 5.00%, 05/01/2032	123,111
		2,006,208
	Oklahoma - 0.2%
180,000	Oklahoma Housing Finance Agency, (GNMA/FNMA/FHLMC Insured) 4.00%, 03/01/2050	199,228
	Pennsylvania - 1.3%
110,000	Geisinger, PA, Health System Auth Rev 5.00%, 02/15/2032	131,399
410,000	Pennsylvania Housing Finance Agency 3.50%, 04/01/2049	436,475
	Pennsylvania Turnpike Commission Rev
75,000	5.00%, 12/01/2032	97,212
75,000	5.00%, 12/01/2033	96,716
	Philadelphia, PA, Gas Works Co., (AGM Insured)
105,000	5.00%, 08/01/2029	133,001
220,000	5.00%, 08/01/2030	283,649
195,000	5.00%, 08/01/2033	248,975
		1,427,427
	Rhode Island - 1.3%
1,285,000	Rhode Island Housing & Mortgage Finance Corp., (GNMA Insured) 3.75%, 10/01/2049	1,399,785
	South Carolina - 0.8%
605,000	Patriots Energy Group Financing Agency, SC 4.00%, 10/01/2048(5)	649,726
200,000	South Carolina Jobs-Economic Dev Auth 3.75%, 01/01/2050	220,053
45,000	Tobacco Settlement Rev Mgmt Auth, SC 6.38%, 05/15/2030	61,676
		931,455
	South Dakota - 0.1%
	South Dakota Conservancy Dist
45,000	5.00%, 08/01/2029	58,148
45,000	5.00%, 08/01/2030	59,098
		117,246
	Tennessee - 0.1%
15,000	Metropolitan Gov't Nashville & Davidson County, TN, Health & Educational Facs Bd, (NATL Insured) 4.88%, 11/01/2028	17,209
115,000	Tennessee Housing Dev Agency 4.50%, 07/01/2049	126,842
		144,051
	Texas - 6.5%
680,000	Arlington, TX, Higher Education Finance Corp., (PSF-GTD Insured) 5.00%, 08/15/2033	860,550
70,000	Bexar County, TX, Hospital Dist, GO 5.00%, 02/15/2030	86,681
	City of Houston, TX, Airport System Rev
585,000	5.00%, 07/01/2029	742,832
325,000	5.00%, 07/01/2030	420,271
305,000	Cypress-Fairbanks, TX, Independent School Dist, GO, (PSF-GTD Insured) 4.00%, 02/15/2033	367,238
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 54.8% - (continued)
	Texas - 6.5% - (continued)
$ 110,000	Dallas-Fort Worth, TX, International Airport Rev 2.04%, 11/01/2024	$ 113,308
505,000	Harris County, TX, GO 5.00%, 10/01/2038	613,298
	Lower Colorado River, TX, Auth Rev
440,000	5.00%, 05/15/2029	558,832
940,000	5.00%, 05/15/2030	1,211,934
	Northside, TX, Independent School Dist, GO, (PSF-GTD Insured)
15,000	5.00%, 02/15/2026	17,689
55,000	5.00%, 02/15/2030	71,187
	Texas Department of Housing & Community Affairs Rev, (GNMA Insured)
580,000	3.00%, 01/01/2052	627,571
345,000	3.50%, 03/01/2051	379,650
115,000	4.00%, 03/01/2050	128,113
75,000	4.75%, 03/01/2049	82,868
330,000	Texas Municipal Gas Acquisition & Supply Corp. 5.00%, 12/15/2028	407,578
495,000	University of Texas, Permanent University Fund Rev 5.00%, 07/01/2027	591,941
		7,281,541
	Utah - 0.6%
520,000	University of Utah Rev 5.00%, 08/01/2030	666,473
	Virginia - 0.5%
490,000	Fairfax County, VA, Water Auth Rev 5.00%, 04/01/2029	597,639
	Washington - 1.1%
730,000	State of Washington, GO 5.00%, 08/01/2030	936,871
225,000	Washington State Housing Finance Commission Rev, (GNMA/FNMA/FHLMC Insured) 4.00%, 12/01/2048	243,475
		1,180,346
	Wyoming - 0.1%
100,000	Wyoming Community Dev Auth 4.00%, 06/01/2043	107,914
	Total Municipal Bonds (cost $60,302,387)	$ 61,297,181
U.S. GOVERNMENT SECURITIES - 11.8%
	U.S. Treasury Securities - 11.8%
	U.S. Treasury Notes - 11.8%
3,852,100	0.13%, 01/15/2024	$ 3,813,729
5,139,000	0.25%, 09/30/2023	5,118,524
4,259,000	0.38%, 09/15/2024	4,215,745
	Total U.S. Government Securities (cost $13,175,201)	$ 13,147,998
	Total Long-Term Investments (Cost $110,242,554)	$ 111,356,906
SHORT-TERM INVESTMENTS - 0.8%
	Other Investment Pools & Funds - 0.7%
791,614	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(7)	$ 791,614

39

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.8% - (continued)
	Securities Lending Collateral - 0.1%
445	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class 0.01%(7)		$ 445
68,296	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class 0.03%(7)		68,296
4,903	Invesco Government & Agency Portfolio, Institutional Class 0.03%(7)		4,903
			73,644
	Total Short-Term Investments (cost $865,258)		$ 865,258
	Total Investments (cost $111,107,812)	100.4%	$ 112,222,164
	Other Assets and Liabilities	(0.4)%	(424,721)
	Total Net Assets	100.0%	$ 111,797,443
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At October 31, 2021, the aggregate value of these securities was $8,749,270, representing 7.8% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2021. Base lending rates may be subject to a floor or cap.
(3)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(6)	Security is a zero-coupon bond.
(7)	Current yield as of period end.

Futures Contracts Outstanding at October 31, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
U.S. Treasury 5-Year Note Future	57	12/31/2021	$ 6,939,750	$ 101,358
U.S. Treasury 10-Year Note Future	18	12/21/2021	2,352,656	48,199
Total futures contracts				$ 149,557
† For information regarding the Fund’s significant accounting policies, please refer to the Trust's most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$ 36,911,727	$ —	$ 36,911,727	$ —
Municipal Bonds	61,297,181	—	61,297,181	—
U.S. Government Securities	13,147,998	—	13,147,998	—
Short-Term Investments	865,258	865,258	—	—
Futures Contracts(2)	149,557	149,557	—	—
Total	$ 112,371,721	$ 1,014,815	$ 111,356,906	$ —

(1)	For the period ended October 31, 2021, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
40

Hartford Sustainable Income ETF
Schedule of Investments
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.1%
	Asset-Backed - Finance & Insurance - 1.0%
$ 549,000	AMMC CLO 5.87%, 04/25/2031, 3 mo. USD LIBOR + 5.750%(1)(2)	$ 527,099
	Whole Loan Collateral CMO - 3.1%
	Connecticut Avenue Securities Trust
200,000	4.19%, 07/25/2039, 1 mo. USD LIBOR + 4.100%(1)(2)	203,104
200,000	4.44%, 07/25/2031, 1 mo. USD LIBOR + 4.350%(1)(2)	205,196
165,710	Fannie Mae Connecticut Avenue Securities 3.09%, 07/25/2024, 1 mo. USD LIBOR + 3.000%(2)	168,495
	Preston Ridge Partners Mortgage Trust LLC
200,000	3.60%, 09/25/2026(1)(3)	198,020
146,932	4.75%, 10/25/2024(1)(3)	147,035
200,000	Pretium Mortgage Credit Partners LLC 3.97%, 09/25/2051(1)(4)	199,269
200,000	RCO VII Mortgage LLC 3.84%, 09/25/2026(1)(4)	195,858
200,000	VCAT LLC 3.97%, 09/25/2051(1)(4)	199,193
		1,516,170
	Total Asset & Commercial Mortgage-Backed Securities (cost $2,059,367)	$ 2,043,269
CONVERTIBLE BONDS - 4.7%
	Airlines - 0.2%
75,000	JetBlue Airways Corp. 0.50%, 04/01/2026(1)	$ 72,016
	Auto Manufacturers - 0.2%
75,000	Ford Motor Co. 0.00%, 03/15/2026(1)(5)	88,717
	Commercial Services - 0.5%
EUR 100,000	Nexi S.p.A. 1.75%, 04/24/2027(6)	131,984
$ 105,000	Square, Inc. 0.25%, 11/01/2027(1)	126,856
		258,840
	Diversified Financial Services - 0.2%
80,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc. 0.00%, 08/15/2023(5)	104,304
	Electric - 0.2%
70,000	Atlantica Sustainable Infrastructure Jersey Ltd. 4.00%, 07/15/2025	87,766
	Energy-Alternate Sources - 0.6%
95,000	Enphase Energy, Inc. 0.01%, 03/01/2028(1)(5)	106,482
70,000	Maxeon Solar Technologies Ltd. 6.50%, 07/15/2025	101,885
90,000	NextEra Energy Partners L.P. 0.00%, 11/15/2025(1)(5)	104,166
		312,533
	Entertainment - 0.1%
55,000	DraftKings, Inc. 0.00%, 03/15/2028(1)(5)	47,957
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 4.7% - (continued)
	Healthcare - Products - 0.8%
$ 90,000	Insulet Corp. 0.38%, 09/01/2026	$ 133,498
290,000	NuVasive, Inc. 0.38%, 03/15/2025	273,325
		406,823
	Internet - 0.6%
	ETSY, Inc.
50,000	0.13%, 10/01/2026	144,568
40,000	0.25%, 06/15/2028(1)	51,095
25,000	MercadoLibre, Inc. 2.00%, 08/15/2028	84,598
		280,261
	IT Services - 0.2%
50,000	Rapid7, Inc. 2.25%, 05/01/2025	108,816
	Machinery-Diversified - 0.3%
110,000	Middleby Corp. 1.00%, 09/01/2025	165,636
	Retail - 0.2%
85,000	Shake Shack, Inc. 0.00%, 03/01/2028(1)(5)	69,795
	Software - 0.6%
50,000	Health Catalyst, Inc. 2.50%, 04/15/2025	90,680
100,000	Splunk, Inc. 1.13%, 06/15/2027	104,438
60,000	Workday, Inc. 0.25%, 10/01/2022	118,428
		313,546
	Total Convertible Bonds (cost $2,243,829)	$ 2,317,010
CORPORATE BONDS - 35.7%
	Advertising - 0.4%
	Lamar Media Corp.
100,000	3.63%, 01/15/2031	$ 98,064
120,000	3.75%, 02/15/2028	121,296
		219,360
	Agriculture - 0.4%
200,000	Kernel Holding S.A. 6.75%, 10/27/2027(6)	212,044
	Auto Manufacturers - 0.6%
50,000	Ford Motor Co. 8.50%, 04/21/2023	54,825
200,000	Ford Motor Credit Co. LLC 4.54%, 08/01/2026	215,356
		270,181
	Auto Parts & Equipment - 0.2%
EUR 100,000	Faurecia SE 3.75%, 06/15/2028(6)	119,895
	Chemicals - 0.4%
$ 200,000	Diamond (BC) B.V. 4.63%, 10/01/2029(1)	201,024
	Commercial Banks - 1.3%
200,000	Banco do Brasil S.A. 4.75%, 03/20/2024(6)	209,752
EUR 200,000	Cooperatieve Rabobank UA 4.38%, 06/29/2027, (4.38% fixed rate until 06/29/2027; 5 year EUR Swap + 4.679% thereafter)(6)(7)(8)	254,239
$ 200,000	Itau Unibanco Holding S.A. 6.13%, 12/12/2022, (6.12% fixed rate until 12/12/2022; 5 year USD CMT + 3.981% thereafter)(6)(7)(8)	198,502
		662,493
	Commercial Services - 2.3%
EUR 100,000	Loxam SAS 3.25%, 01/14/2025(6)	115,725

41

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 35.7% - (continued)
	Commercial Services - 2.3% - (continued)
$ 150,000	Nielsen Finance LLC / Nielsen Finance Co. 4.50%, 07/15/2029(1)	$ 146,663
250,000	StoneCo Ltd. 3.95%, 06/16/2028(6)	224,377
EUR 255,000	Techem Verwaltungsgesellschaft 675 mbH 2.00%, 07/15/2025(6)	289,280
	United Rentals North America, Inc.
$ 20,000	3.75%, 01/15/2032	19,952
50,000	4.88%, 01/15/2028	52,778
EUR 255,000	Verisure Holding AB 3.25%, 02/15/2027(6)	293,998
		1,142,773
	Construction Materials - 0.2%
$ 70,000	Standard Industries, Inc. 4.75%, 01/15/2028(1)	72,188
	Distribution/Wholesale - 0.4%
50,000	American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(1)	50,687
EUR 120,000	Parts Europe S.A. 6.50%, 07/16/2025(6)	144,286
		194,973
	Diversified Financial Services - 1.4%
	Credit Acceptance Corp.
$ 50,000	5.13%, 12/31/2024(1)	51,125
45,000	6.63%, 03/15/2026	46,856
	OneMain Finance Corp.
70,000	5.38%, 11/15/2029	74,725
110,000	6.88%, 03/15/2025	122,788
250,000	Unifin Financiera S.A.B. de C.V. 9.88%, 01/28/2029(6)	232,001
175,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(1)	170,187
		697,682
	Electric - 2.1%
	Clearway Energy Operating LLC
15,000	3.75%, 01/15/2032(1)	14,928
50,000	4.75%, 03/15/2028(1)	52,900
200,000	Instituto Costarricense de Electricidad 6.75%, 10/07/2031(1)	198,600
167,740	Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/2033(6)	187,449
200,000	Vena Energy Capital Pte Ltd. 3.13%, 02/26/2025(6)	203,612
400,000	Zorlu Yenilenebilir Enerji AS 9.00%, 06/01/2026(6)	373,224
		1,030,713
	Electrical Components & Equipment - 0.4%
EUR 100,000	Energizer Gamma Acquisition B.V. 3.50%, 06/30/2029(6)	112,011
$ 100,000	Energizer Holdings, Inc. 4.38%, 03/31/2029(1)	95,825
		207,836
	Energy-Alternate Sources - 3.0%
200,000	Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energ 6.25%, 12/10/2024(6)	214,580
200,000	Azure Power Solar Energy Pvt Ltd. 5.65%, 12/24/2024(6)	210,000
	Continuum Energy Levanter Pte Ltd.
198,500	4.50%, 02/09/2027(6)	203,711
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 35.7% - (continued)
	Energy-Alternate Sources - 3.0% - (continued)
$ 198,500	4.50%, 02/09/2027(1)	$ 203,710
200,000	FS Luxembourg S.a.r.l. 10.00%, 12/15/2025	220,500
200,000	Greenko Mauritius Ltd. 6.25%, 02/21/2023(6)	204,932
200,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(6)	214,232
		1,471,665
	Entertainment - 0.6%
	Caesars Entertainment, Inc.
95,000	6.25%, 07/01/2025(1)	99,926
45,000	8.13%, 07/01/2027(1)	50,402
	Cinemark USA, Inc.
80,000	5.25%, 07/15/2028(1)	78,050
75,000	5.88%, 03/15/2026(1)	75,188
		303,566
	Environmental Control - 0.2%
100,000	Stericycle, Inc. 3.88%, 01/15/2029(1)	98,500
	Forest Products & Paper - 0.5%
200,000	Suzano Austria GmbH 7.00%, 03/16/2047(6)	251,473
	Healthcare - Products - 0.5%
EUR 100,000	Avantor Funding, Inc. 3.88%, 07/15/2028(6)	119,920
$ 120,000	Hill-Rom Holdings, Inc. 4.38%, 09/15/2027(1)	124,618
		244,538
	Healthcare - Services - 1.8%
EUR 100,000	Catalent Pharma Solutions, Inc. 2.38%, 03/01/2028(6)	115,604
145,000	Chrome Bidco SASU 3.50%, 05/31/2028(6)	167,608
	HCA, Inc.
$ 30,000	5.38%, 02/01/2025	33,375
70,000	5.38%, 09/01/2026	79,719
20,000	5.63%, 09/01/2028	23,440
10,000	7.50%, 11/15/2095	14,930
250,000	IQVIA, Inc. 0.00%, 06/11/2025, 1 mo. USD LIBOR + 3.750%(2)(5)	249,465
200,000	Rede D'or Finance S.a.r.l. 4.50%, 01/22/2030(6)	195,752
		879,893
	Household Products/Wares - 0.3%
120,000	Prestige Brands, Inc. 5.13%, 01/15/2028(1)	125,100
	Insurance - 0.2%
90,000	MGIC Investment Corp. 5.25%, 08/15/2028	95,747
	Internet - 0.6%
	Arches Buyer, Inc.
75,000	4.25%, 06/01/2028(1)	75,604
70,000	6.13%, 12/01/2028(1)	70,613
175,000	Go Daddy Operating Co. LLC 3.50%, 03/01/2029(1)	168,875
		315,092

42

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 35.7% - (continued)
	Investment Company Security - 0.8%
	Huarong Finance Co., Ltd.
$ 200,000	3.75%, 04/27/2022(6)	$ 198,000
200,000	4.50%, 05/29/2029(6)	188,750
		386,750
	Leisure Time - 0.5%
180,000	Carnival Corp. 6.00%, 05/01/2029(1)	180,360
50,000	MajorDrive Holdings LLC 6.38%, 06/01/2029(1)	48,100
		228,460
	Media - 2.2%
200,000	Cable Onda S.A. 4.50%, 01/30/2030(6)	207,450
100,000	Cable One, Inc. 4.00%, 11/15/2030(1)	98,227
200,000	Globo Comunicacao e Participacoes S.A. 4.88%, 01/22/2030(6)	194,000
CAD 170,000	Videotron Ltd. 5.63%, 06/15/2025	148,735
$ 200,000	VTR Finance N.V. 6.38%, 07/15/2028(6)	213,190
EUR 210,000	Ziggo B.V. 2.88%, 01/15/2030(6)	242,392
		1,103,994
	Metal Fabricate/Hardware - 0.3%
$ 120,000	Advanced Drainage Systems, Inc. 5.00%, 09/30/2027(1)	124,800
	Mining - 0.6%
300,000	Constellium SE 3.75%, 04/15/2029(1)	289,485
	Office/Business Equipment - 0.3%
	Xerox Holdings Corp.
95,000	5.00%, 08/15/2025(1)	98,681
50,000	5.50%, 08/15/2028(1)	50,563
		149,244
	Packaging & Containers - 1.6%
EUR 245,000	ARD Finance S.A. (5.00% Cash, 5.75% PIK) 5.00%, 06/30/2027(6)(9)	291,482
	Ball Corp.
100,000	1.50%, 03/15/2027	117,323
$ 90,000	5.25%, 07/01/2025	100,335
100,000	Flex Acquisition Co., Inc. 6.88%, 01/15/2025(1)	101,000
200,000	SAN Miguel Industrias Pet S.A. / NG PET R&P Latin America S.A. 3.50%, 08/02/2028(6)	196,452
		806,592
	Pharmaceuticals - 1.1%
185,000	Bausch Health Cos., Inc. 5.00%, 01/30/2028(1)	170,759
	Teva Pharmaceutical Finance Netherlands B.V.
100,000	2.80%, 07/21/2023	100,730
260,000	3.15%, 10/01/2026	245,050
		516,539
	Real Estate - 2.4%
450,000	CIFI Holdings Group Co., Ltd. 4.38%, 04/12/2027(6)	410,057
200,000	Country Garden Holdings Co., Ltd. 3.88%, 10/22/2030(6)	183,000
400,000	KWG Group Holdings Ltd. 6.00%, 08/14/2026(6)	319,309
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 35.7% - (continued)
	Real Estate - 2.4% - (continued)
	Yuzhou Group Holdings Co., Ltd.
$ 200,000	6.00%, 01/25/2022(6)	$ 140,250
250,000	6.35%, 01/13/2027(6)	110,436
		1,163,052
	Real Estate Investment Trusts - 1.1%
299,225	Iron Mountain, Inc. 0.00%, 01/02/2026, 3 mo. USD LIBOR + 1.750%(2)(5)	294,736
200,000	Trust Fibra Uno 6.39%, 01/15/2050(6)	233,252
		527,988
	Retail - 1.0%
200,000	Jollibee Worldwide Pte Ltd. 3.90%, 01/23/2025, (3.90% fixed rate until 01/23/2025; 5 year USD CMT + 4.784% thereafter)(6)(7)(8)	201,084
50,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)	48,555
70,000	Specialty Building Products Holdings LLC / SBP Finance Corp. 6.38%, 09/30/2026(1)	72,887
	Yum! Brands, Inc.
70,000	3.63%, 03/15/2031	69,185
70,000	7.75%, 04/01/2025(1)	74,441
		466,152
	Software - 0.8%
57,000	CDK Global, Inc. 5.25%, 05/15/2029(1)	61,133
200,000	IQVIA, Inc. 5.00%, 05/15/2027(1)	207,314
145,000	Open Text Corp. 3.88%, 02/15/2028(1)	146,087
		414,534
	Telecommunications - 3.1%
	Frontier Communications Corp.
70,000	5.00%, 05/01/2028(1)	71,138
70,000	5.88%, 10/15/2027(1)	73,325
25,000	5.88%, 11/01/2029	24,906
25,000	6.75%, 05/01/2029(1)	25,875
200,000	Liquid Telecommunications Financing plc 5.50%, 09/04/2026(6)	207,500
180,000	Millicom International Cellular S.A. 6.25%, 03/25/2029(6)	195,750
200,000	MTN Mauritius Investments Ltd. 6.50%, 10/13/2026(6)	226,500
225,000	Network i2i Ltd. 5.65%, 01/15/2025, (5.65% fixed rate until 01/15/2025; 5 year USD CMT + 4.274% thereafter)(6)(7)(8)	237,937
90,000	Nokia Oyj 4.38%, 06/12/2027	96,750
155,000	Telecom Argentina S.A. 8.00%, 07/18/2026	144,152
230,000	VTR Comunicaciones S.p.A. 5.13%, 01/15/2028(6)	238,625
		1,542,458
	Toys/Games/Hobbies - 0.1%
	Mattel, Inc.
30,000	3.38%, 04/01/2026(1)	30,862
20,000	5.88%, 12/15/2027(1)	21,500
		52,362
	Transportation - 1.6%
150,000	First Student Bidco, Inc. 4.00%, 07/31/2029(1)	146,625
430,000	Rumo Luxembourg S.a.r.l. 5.25%, 01/10/2028(6)	447,200
200,000	Shriram Transport Finance Co., Ltd. 4.40%, 03/13/2024	200,800
		794,625

43

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 35.7% - (continued)
	Water - 0.4%
$ 200,000	Aegea Finance Sarl 5.75%, 10/10/2024(1)	$ 204,102
	Total Corporate Bonds (cost $18,026,435)	$ 17,587,873
FOREIGN GOVERNMENT OBLIGATIONS - 13.1%
	Benin - 0.5%
EUR 200,000	Benin Government International Bond 4.88%, 01/19/2032(6)	$ 225,664
	Brazil - 0.4%
$ 200,000	Brazilian Government International Bond 5.00%, 01/27/2045	178,980
	Bulgaria - 0.1%
EUR 65,000	Bulgaria Government International Bond 1.38%, 09/23/2050(6)	70,371
	Chile - 0.3%
CLP 135,000,000	Bonos de la Tesoreria de la Republica en pesos 4.70%, 09/01/2030(1)(6)	152,096
	Colombia - 1.6%
	Colombia Government International Bond
$ 255,000	3.00%, 01/30/2030	240,546
440,000	5.00%, 06/15/2045	433,224
COP 581,200,000	Colombian TES 7.00%, 06/30/2032	141,178
		814,948
	Croatia - 0.4%
EUR 161,000	Croatia Government International Bond 1.50%, 06/17/2031(6)	193,440
	Dominican Republic - 0.7%
	Dominican Republic International Bond
$ 150,000	4.50%, 01/30/2030(6)	151,313
181,000	6.40%, 06/05/2049(6)	192,495
		343,808
	Ghana - 0.4%
200,000	Ghana Government International Bond 6.38%, 02/11/2027(6)	178,860
	Hungary - 0.2%
	Hungary Government International Bond
EUR 45,000	1.50%, 11/17/2050(6)	47,907
40,000	1.63%, 04/28/2032(6)	48,096
		96,003
	Indonesia - 0.5%
$ 230,000	Indonesia Government International Bond 4.63%, 04/15/2043(6)	261,964
	Ivory Coast - 0.5%
EUR 200,000	Ivory Coast Government International Bond 5.88%, 10/17/2031(6)	240,037
	Jordan - 0.5%
$ 220,000	Jordan Government International Bond 6.13%, 01/29/2026(6)	237,325
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 13.1% - (continued)
	Macedonia - 0.3%
EUR 100,000	North Macedonia Government International Bond 3.68%, 06/03/2026(1)	$ 125,501
	Mexico - 1.3%
	Mexico Government International Bond
150,000	1.13%, 01/17/2030	167,738
$ 406,000	5.00%, 04/27/2051	455,560
		623,298
	Morocco - 0.2%
EUR 100,000	Morocco Government International Bond 1.50%, 11/27/2031(6)	106,018
	Panama - 0.4%
$ 200,000	Panama Government International Bond 4.50%, 04/01/2056	219,594
	Philippines - 0.2%
EUR 100,000	Philippine Government International Bond 1.75%, 04/28/2041	112,869
	Romania - 0.9%
	Romanian Government International Bond
80,000	2.12%, 07/16/2031(6)	90,632
131,000	2.75%, 04/14/2041(1)	139,302
219,000	2.88%, 04/13/2042(6)	233,479
		463,413
	Senegal - 0.5%
	Senegal Government International Bond
100,000	4.75%, 03/13/2028(6)	117,778
100,000	5.38%, 06/08/2037(1)	111,096
		228,874
	Serbia - 0.3%
127,000	Serbia International Bond 1.50%, 06/26/2029(6)	143,847
	South Africa - 0.5%
ZAR 2,310,000	Republic of South Africa Government Bond 8.00%, 01/31/2030	137,901
$ 100,000	Republic of South Africa Government International Bond 6.25%, 03/08/2041	104,410
		242,311
	Supranational - 1.8%
INR 8,800,000	Asian Development Bank 6.20%, 10/06/2026	118,424
TRY 200,000	Asian Infrastructure Investment Bank 19.50%, 08/16/2023	20,182
CNY 810,000	European Bank for Reconstruction & Development 2.00%, 01/21/2025	124,448
	European Investment Bank
IDR 1,670,000,000	5.75%, 01/24/2025(6)	120,646
MXN 2,435,000	7.50%, 07/30/2023	118,567
TRY 1,130,000	International Bank for Reconstruction & Development 11.00%, 08/25/2022	111,171

44

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 13.1% - (continued)
	Supranational - 1.8% - (continued)
	International Finance Corp.
RUB 11,000,000	4.50%, 02/23/2026	$ 133,735
BRL 710,000	6.20%, 07/27/2022	122,082
		869,255
	Ukraine - 0.6%
	Ukraine Government International Bond
$ 200,000	7.25%, 03/15/2033(6)	203,567
100,000	7.75%, 09/01/2027(6)	107,739
		311,306
	Total Foreign Government Obligations (cost $6,717,046)	$ 6,439,782
SENIOR FLOATING RATE INTERESTS - 21.7%(10)
	Auto Parts & Equipment - 0.7%
325,561	Clarios Global L.P. 3.34%, 04/30/2026, 1 mo. USD LIBOR + 3.250%	$ 323,390
	Chemicals - 0.7%
324,037	Axalta Coating Systems U.S. Holdings, Inc. 1.88%, 06/01/2024, 3 mo. USD LIBOR + 1.750%(11)	323,227
	Commercial Services - 3.8%
525,000	APX Group, Inc. 4.00%, 07/10/2028, 1 mo. USD LIBOR + 3.500%(11)	522,947
350,000	MPH Acquisition Holdings LLC 4.75%, 08/17/2028, 1 mo. USD LIBOR + 4.250%(11)	340,960
EUR 250,000	Techem Verwaltungsgesellschaft 675 mbH 2.38%, 07/15/2025, 3 mo. EURIBOR + 2.375%	284,128
$ 373,917	Trans Union LLC 1.84%, 11/16/2026, 1 mo. USD LIBOR + 1.750%(11)	371,348
EUR 300,000	Verisure Holding AB 3.25%, 03/27/2028, 3 mo. EURIBOR + 3.250%	344,210
		1,863,593
	Construction Materials - 0.7%
$ 350,000	Summit Materials LLC 2.09%, 11/21/2024, 3 mo. USD LIBOR + 2.000%(2)	349,233
	Distribution/Wholesale - 0.5%
249,364	American Builders & Contractors Supply Co., Inc. 2.09%, 01/15/2027, 1 mo. USD LIBOR + 2.000%(11)	246,798
	Electronics - 0.6%
EUR 250,000	Zephyr German BidCo GmbH 3.75%, 03/10/2028, 3 mo. EURIBOR + 3.750%(11)	288,618
	Environmental Control - 0.7%
$ 360,000	Clean Harbors, Inc. 2.09%, 10/08/2028, 1 mo. USD LIBOR + 2.087%	359,777
	Healthcare - Products - 1.6%
100,000	Agiliti Health, Inc. 2.88%, 01/04/2026, 3 mo. USD LIBOR + 2.875%	99,625
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 21.7%(10) - (continued)
	Healthcare - Products - 1.6% - (continued)
$ 260,000	Avantor Funding, Inc. 2.75%, 11/08/2027, 1 mo. USD LIBOR + 2.250%(11)	$ 259,784
455,000	Medline Industries, Inc. 0.00%, 10/23/2028, 1 mo. USD LIBOR + 3.250%(11)(12)	455,451
		814,860
	Healthcare - Services - 0.8%
149,624	Catalent Pharma Solutions, Inc. 2.00%, 02/22/2028, 1 mo. USD LIBOR + 2.500%	149,662
249,356	Sound Inpatient Physicians Holdings LLC 2.84%, 06/27/2025, 3 mo. USD LIBOR + 2.750%(2)	248,510
		398,172
	Holding Companies-Diversified - 0.7%
EUR 290,000	IVC Acquisition Ltd. 0.00%, 02/13/2026, 1 mo. USD LIBOR + 4.000%(11)(12)	335,099
	Internet - 1.5%
$ 373,696	Go Daddy Operating Co. LLC 1.84%, 02/15/2024, 1 mo. USD LIBOR + 1.750%(11)	370,799
375,000	Proofpoint, Inc. 3.75%, 08/31/2028, 1 mo. USD LIBOR + 3.250%(11)	373,294
		744,093
	IT Services - 0.7%
374,054	Surf Holdings LLC 3.62%, 03/05/2027, 1 mo. USD LIBOR + 3.500%(11)	371,461
	Leisure Time - 1.1%
190,000	Carnival Corp. 4.00%, 10/18/2028, 6 mo. USD LIBOR + 4.000%	189,763
349,125	Hayward Industries, Inc. 3.00%, 05/12/2028, 1 mo. USD LIBOR + 2.500%(11)	347,962
		537,725
	Machinery-Diversified - 0.7%
374,051	Gardner Denver, Inc. 1.84%, 03/01/2027, 1 mo. USD LIBOR + 1.750%(2)	368,556
	Packaging & Containers - 1.9%
350,000	Berry Global, Inc. 1.84%, 07/01/2026, 1 mo. USD LIBOR + 1.836%	347,550
	Flex Acquisition Co., Inc.
249,901	3.13%, 06/29/2025, 3 mo. USD LIBOR + 3.000%(11)	247,841
249,373	4.00%, 02/23/2028, 1 mo. USD LIBOR + 3.500%(11)	248,611
100,000	Pretium PKG Holdings, Inc. 4.50%, 10/02/2028, 1 mo. USD LIBOR + 4.500%	100,238
		944,240
	Pharmaceuticals - 1.3%
339,806	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.500%(11)	339,418
EUR 249,365	Grifols S.A. 2.25%, 11/15/2027, 3 mo. EURIBOR + 2.250%(11)	284,772
		624,190
	Retail - 0.5%
$ 249,375	LBM Acquisition LLC 4.50%, 12/17/2027, 1 mo. USD LIBOR + 3.750%(11)	245,841

45

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 21.7%(10) - (continued)
	Semiconductors - 0.6%
$ 280,000	MKS Instruments, Inc. 0.00%, 10/21/2028, 1 mo. USD LIBOR + 2.250%(11)(12)	$ 279,650
	Software - 1.3%
200,000	DCert Buyer, Inc. 7.09%, 02/16/2029, 1 mo. USD LIBOR + 7.000%(11)	201,464
	Zelis Healthcare Corporation
165,000	0.00%, 09/30/2026(11)(12)	163,625
299,246	3.58%, 09/30/2026, 1 mo. USD LIBOR + 3.500%(11)	297,819
		662,908
	Telecommunications - 0.5%
245,000	Xplornet Communications, Inc. 0.00%, 10/02/2028, 1 mo. USD LIBOR + 4.000%(11)(12)	244,476
	Transportation - 0.8%
375,000	First Student Bidco, Inc. 3.50%, 07/21/2028, 1 mo. USD LIBOR + 3.000%(11)	372,236
	Total Senior Floating Rate Interests (cost $10,748,830)	$ 10,698,143
U.S. GOVERNMENT AGENCIES - 12.7%
	Mortgage-Backed Agencies - 12.7%
	FHLMC - 0.8%
173,835	4.34%, 11/25/2023, 1 mo. USD LIBOR + 4.250%(2)	$ 179,243
216,218	4.59%, 02/25/2024, 1 mo. USD LIBOR + 4.500%(2)	223,744
		402,987
	UMBS - 11.9%
4,425,000	2.00%, 11/10/2051(13)	4,424,136
1,455,000	2.00%, 12/13/2051(13)	1,451,703
		5,875,839
	Total U.S. Government Agencies (cost $6,255,966)	$ 6,278,826
U.S. GOVERNMENT SECURITIES - 1.4%
	U.S. Treasury Securities - 1.4%
	U.S. Treasury Bonds - 0.6%
226,642	0.88%, 02/15/2047(14)	$ 297,831
		297,831
	U.S. Treasury Notes - 0.8%
373,422	0.13%, 07/15/2030(14)	415,687
		415,687
	Total U.S. Government Securities (cost $729,715)	$ 713,518
CONVERTIBLE PREFERRED STOCKS - 0.8%
	Automobiles & Components - 0.3%
620	Aptiv plc, 5.50%	$ 119,784
Shares or Principal Amount			Market Value†
CONVERTIBLE PREFERRED STOCKS - 0.8% - (continued)
	Health Care Equipment & Services - 0.5%
2,700	Becton Dickinson and Co. Series B, 6.00%		$ 142,020
69	Danaher Corp., 5.00%		114,592
			256,612
	Total Convertible Preferred Stocks (cost $364,980)		$ 376,396
ESCROWS - 0.4%(15)
	Media & Entertainment - 0.4%
190,000	Scripps Escrow, Inc. Expires 07/15/2027(1)		$ 192,850
	Total Escrows (cost $195,551)		$ 192,850
	Total Long-Term Investments (Cost $47,341,719)		$ 46,647,667
SHORT-TERM INVESTMENTS - 10.1%
	U.S. Treasury Securities - 10.1%
$ 5,000,000	U.S. Treasury Bills 0.05%, 12/02/2021(16)		$ 4,999,772
	Total Short-Term Investments (cost $4,999,772)		$ 4,999,772
	Total Investments (cost $52,341,491)	104.7%	$ 51,647,439
	Other Assets and Liabilities	(4.7)%	(2,307,823)
	Total Net Assets	100.0%	$ 49,339,616
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At October 31, 2021, the aggregate value of these securities was $7,833,235, representing 15.9% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2021. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Security is a zero-coupon bond.

46

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

(6)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2021, the aggregate value of these securities was $13,206,081, representing 26.8% of net assets.
(7)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(9)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(10)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of October 31, 2021.
(11)	This security, or a portion of this security, has unfunded loan commitments. As of October 31, 2021, the aggregate value of the unfunded commitment was $7,533,501, which rounds to 15.3% of total net assets.
(12)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(13)	Represents or includes a TBA transaction.
(14)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(15)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(16)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at October 31, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	4	12/15/2021	$ 405,147	$ (14,649)
U.S. Treasury 2-Year Note Future	19	12/31/2021	4,165,750	(847)
U.S. Treasury 10-Year Note Future	79	12/21/2021	10,325,547	(143,520)
U.S. Treasury Long Bond Future	18	12/21/2021	2,895,187	(23,658)
U.S. Treasury Ultra Bond Future	10	12/21/2021	1,964,063	4,763
Total				$ (177,911)
Short position contracts:
Euro-BTP Future	10	12/08/2021	$ 1,715,738	$ 48,791
Euro-BUND Future	8	12/08/2021	1,556,454	33,876
Euro-BUXL 30-Year Bond Future	2	12/08/2021	483,684	(1,483)
U.S. Treasury 5-Year Note Future	26	12/31/2021	3,165,500	(171)
U.S. Treasury 10-Year Ultra Future	10	12/21/2021	1,450,312	(378)
Total				$ 80,635
Total futures contracts				$ (97,276)

OTC Total Return Swap Contracts Outstanding at October 31, 2021
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ Depreciation
iBoxx USD Liquid High Yield	GSC	USD	2,500,000	0.12%	12/20/21	Quarterly	$ —	$ —	$ 1,047	$ 1,047

47

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at October 31, 2021
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.36.V1	USD	720,000	(1.00%)	12/20/2026	Quarterly	$ 28,196	$ 29,075	$ 879
Sell protection:
CDX.NA.HY.37.V1	USD	6,480,000	5.00%	12/20/2026	Quarterly	$ 591,844	$ 619,833	$ 27,989
Total centrally cleared credit default swap contracts						$ 620,040	$ 648,908	$ 28,868

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at October 31, 2021
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
9,000	EUR	10,415	USD	JPM	11/30/2021	$ 6
13,000	EUR	15,073	USD	SCB	11/30/2021	(20)
37,090	USD	50,000	AUD	MSC	12/15/2021	(471)
32,802	USD	45,000	AUD	JPM	12/15/2021	(1,004)
75,965	USD	105,000	AUD	SCB	12/15/2021	(2,915)
154,150	USD	191,000	CAD	TDB	11/30/2021	65
36,397	USD	45,000	CAD	BCLY	12/15/2021	90
35,646	USD	45,000	CAD	MSC	12/15/2021	(661)
74,141	USD	95,000	CAD	SCB	12/15/2021	(2,507)
3,795,155	USD	3,268,000	EUR	DEUT	11/30/2021	11,061
5,810	USD	5,000	EUR	BCLY	11/30/2021	20
2,322,079	USD	1,977,000	EUR	JPM	12/15/2021	31,591
150,341	USD	128,000	EUR	DEUT	12/15/2021	2,044
73,843	USD	63,000	EUR	MSC	12/15/2021	853
74,431	USD	64,000	EUR	UBS	12/15/2021	283
70,019	USD	51,000	GBP	DEUT	12/15/2021	98
75,375	USD	55,000	GBP	JPM	12/15/2021	(30)
148,917	USD	109,000	GBP	BMO	12/15/2021	(523)
150,265	USD	16,400,000	JPY	SCB	12/15/2021	6,359
75,719	USD	8,400,000	JPY	TDB	12/15/2021	2,011
78,805	USD	9,000,000	JPY	RBC	12/15/2021	(168)
Total foreign currency contracts						$ 46,182
† For information regarding the Fund’s significant accounting policies, please refer to the Trust's most recent shareholder report.
48

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 2,043,269	$ —	$ 2,043,269	$ —
Convertible Bonds	2,317,010	—	2,317,010	—
Corporate Bonds	17,587,873	—	17,587,873	—
Foreign Government Obligations	6,439,782	—	6,439,782	—
Senior Floating Rate Interests	10,698,143	—	10,698,143	—
U.S. Government Agencies	6,278,826	—	6,278,826	—
U.S. Government Securities	713,518	—	713,518	—
Convertible Preferred Stocks	376,396	376,396	—	—
Escrows	192,850	—	192,850	—
Short-Term Investments	4,999,772	—	4,999,772	—
Foreign Currency Contracts(2)	54,481	—	54,481	—
Futures Contracts(2)	87,430	87,430	—	—
Swaps - Credit Default(2)	28,868	—	28,868	—
Swaps - Total Return(2)	1,047	—	1,047	—
Total	$ 51,819,265	$ 463,826	$ 51,355,439	$ —
Liabilities
Foreign Currency Contracts(2)	$ (8,299)	$ —	$ (8,299)	$ —
Futures Contracts(2)	(184,706)	(184,706)	—	—
Total	$ (193,005)	$ (184,706)	$ (8,299)	$ —

(1)	For the period ended October 31, 2021, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
49

Hartford Total Return Bond ETF
Schedule of Investments
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.5%
	Asset-Backed - Automobile - 0.3%
$ 752,583	Chesapeake Funding LLC 1.95%, 09/15/2031(1)	$ 758,356
645,000	Credit Acceptance Auto Loan Trust 1.00%, 05/15/2030(1)	642,366
220,000	Santander Drive Auto Receivables Trust 1.48%, 01/15/2027	221,755
1,010,000	Tricolor Auto Securitization Trust 1.00%, 06/17/2024(1)	1,007,902
610,000	Westlake Automobile Receivables Trust 1.65%, 02/17/2026(1)	613,710
		3,244,089
	Asset-Backed - Credit Card - 0.2%
1,170,000	Evergreen Credit Card Trust 1.90%, 09/16/2024(1)	1,186,375
865,000	Mercury Financial Credit Card Master Trust 1.54%, 03/20/2026(1)	866,504
		2,052,879
	Asset-Backed - Finance & Insurance - 3.5%
274,417	Aaset Trust 3.35%, 01/16/2040(1)	269,285
48,058	Bayview Koitere Fund Trust 3.50%, 07/28/2057(1)(2)	49,039
33,537	Bayview Opportunity Master Fund Trust 3.50%, 10/28/2057(1)(2)	33,685
501,144	BHG Securitization Trust 0.90%, 10/17/2034(1)	499,792
	BlueMountain CLO Ltd.
1,440,000	1.23%, 04/20/2034, 3 mo. USD LIBOR + 1.100%(1)(3)	1,440,848
2,850,000	1.27%, 04/19/2034, 3 mo. USD LIBOR + 1.150%(1)(3)	2,850,835
3,300,000	Buckhorn Park CLO Ltd. 1.24%, 07/18/2034, 3 mo. USD LIBOR + 1.120%(1)(3)	3,300,561
936,202	Carlyle Global Market Strategies CLO Ltd. 1.12%, 01/15/2031, 3 mo. USD LIBOR + 1.000%(1)(3)	935,694
	Carlyle U.S. CLO Ltd.
2,047,000	1.18%, 04/15/2034, 3 mo. USD LIBOR + 1.060%(1)(3)	2,049,102
1,010,000	1.21%, 04/20/2034, 3 mo. USD LIBOR + 1.080%(1)(3)	1,011,043
357,988	CF Hippolyta LLC 1.99%, 07/15/2060(1)	355,833
326,947	CIFC Funding Ltd. 0.99%, 04/19/2029, 3 mo. USD LIBOR + 0.870%(1)(3)	327,081
375,000	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	390,957
1,508,173	Dryden Senior Loan Fund 1.12%, 04/15/2029, 3 mo. USD LIBOR + 1.000%(1)(3)	1,508,543
280,000	GMF Floorplan Owner Revolving Trust 0.68%, 08/15/2025(1)	279,879
245,140	Magnetite Ltd. 0.92%, 01/15/2028, 3 mo. USD LIBOR + 0.800%(1)(3)	245,346
236,184	NRZ Excess Spread-Collateralized Notes 3.84%, 12/25/2025(1)	237,466
550,000	OZLM Ltd. 1.23%, 10/20/2031, 3 mo. USD LIBOR + 1.100%(1)(3)	549,990
533,319	Preston Ridge Partners Mortgage Trust LLC 2.12%, 03/25/2026(1)(2)	532,280
1,248,237	Pretium Mortgage Credit Partners LLC 1.74%, 07/25/2051(1)	1,243,396
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.5% - (continued)
	Asset-Backed - Finance & Insurance - 3.5% - (continued)
$ 2,065,000	Regatta Funding Ltd. 1.29%, 04/20/2034, 3 mo. USD LIBOR + 1.160%(1)(3)	$ 2,066,216
2,025,000	RR Ltd. 1.23%, 07/15/2036, 3 mo. USD LIBOR + 1.110%(1)(3)	2,026,385
	Sound Point CLO Ltd.
250,000	1.19%, 01/26/2031, 3 mo. USD LIBOR + 1.070%(1)(3)	250,282
2,270,000	1.19%, 04/25/2034, 3 mo. USD LIBOR + 1.070%(1)(3)	2,269,430
950,000	1.27%, 04/18/2031, 3 mo. USD LIBOR + 1.150%(1)(3)	949,478
2,590,000	Symphony CLO Ltd. 1.10%, 04/19/2034, 3 mo. USD LIBOR + 0.980%(1)(3)	2,591,906
2,280,000	Thompson Park CLO Ltd. 1.12%, 04/15/2034, 3 mo. USD LIBOR + 1.000%(1)(3)	2,279,428
	Towd Point Mortgage Trust
1,187,959	2.75%, 10/25/2057(1)(2)	1,208,545
1,218,588	3.25%, 03/25/2058(1)(2)	1,249,534
447,405	Treman Park CLO Ltd. 1.20%, 10/20/2028, 3 mo. USD LIBOR + 1.070%(1)(3)	447,800
980,542	Vantage Data Centers Issuer LLC 4.20%, 11/16/2043(1)	1,010,726
915,000	Venture CLO Ltd. 1.36%, 04/15/2034, 3 mo. USD LIBOR + 1.240%(1)(3)	916,072
818,861	Voya CLO Ltd. 1.02%, 01/18/2029, 3 mo. USD LIBOR + 0.900%(1)(3)	819,476
591,938	Wendy's Funding LLC 3.88%, 03/15/2048(1)	625,169
		36,821,102
	Commercial Mortgage-Backed Securities - 4.5%
965,000	BAMLL Commercial Mortgage Securities Trust 3.11%, 11/05/2032(1)	990,406
2,200,000	Benchmark 2018-B2 Mortgage Trust 3.88%, 02/15/2051(2)	2,449,374
	Benchmark Mortgage Trust
11,586,916	0.51%, 01/15/2051(2)(4)	297,170
20,660,054	0.51%, 07/15/2051(2)(4)	516,619
8,932,303	1.23%, 03/15/2062(2)(4)	637,923
3,655,108	1.52%, 01/15/2054(2)(4)	425,741
1,867,289	1.79%, 07/15/2053(2)(4)	201,637
1,793,796	BX Commercial Mortgage Trust 1.01%, 10/15/2036, 1 mo. USD LIBOR + 0.920%(1)(3)	1,794,349
580,000	BX Trust 1.86%, 05/15/2035, 1 mo. USD LIBOR + 1.770%(1)(3)	577,805
785,000	CAMB Commercial Mortgage Trust 2.64%, 12/15/2037, 1 mo. USD LIBOR + 2.550%(1)(3)	783,018
1,527,000	CD Mortgage Trust 3.63%, 02/10/2050	1,663,247
	Citigroup Commercial Mortgage Trust
1,300,000	3.62%, 07/10/2047	1,377,925
766,000	4.10%, 11/15/2049(2)	787,444
119,749	Citigroup Mortgage Loan Trust 3.25%, 03/25/2061(1)(2)	123,107
	Commercial Mortgage Trust
10,416,921	0.55%, 02/10/2047(2)(4)	113,472
984,175	2.94%, 01/10/2046	1,001,262
700,000	3.18%, 02/10/2035(1)	735,547
1,470,000	3.61%, 08/10/2049(1)(2)	1,552,723
1,120,000	3.69%, 08/10/2047	1,183,663
900,000	3.80%, 08/10/2047	958,244

50

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.5% - (continued)
	Commercial Mortgage-Backed Securities - 4.5% - (continued)
$ 1,095,125	3.96%, 03/10/2047	$ 1,159,278
360,000	4.24%, 02/10/2047(2)	381,691
1,000,000	4.25%, 07/10/2045(2)	1,046,317
13,221,580	CSAIL Commercial Mortgage Trust 0.74%, 06/15/2057(2)(4)	282,525
	DBJPM Mortgage Trust
3,958,302	1.71%, 09/15/2053(2)(4)	379,814
2,660,000	2.89%, 08/10/2049	2,796,880
	GS Mortgage Securities Trust
6,622,032	0.67%, 02/13/2053(2)(4)	299,785
2,000,000	3.05%, 05/10/2049	2,113,454
2,440,000	3.43%, 08/10/2050	2,641,366
890,000	3.63%, 11/10/2047	946,352
100,000	4.07%, 01/10/2047	105,499
415,000	JP Morgan Chase Commercial Mortgage Securities Trust 2.81%, 01/16/2037(1)	427,467
	JPMBB Commercial Mortgage Securities Trust
858,821	3.36%, 07/15/2045	875,707
100,000	3.93%, 09/15/2047	107,002
100,000	4.00%, 04/15/2047	105,629
2,050,000	JPMCC Commercial Mortgage Securities Trust 3.72%, 03/15/2050	2,242,700
365,000	Life Mortgage Trust 1.49%, 03/15/2038, 1 mo. USD LIBOR + 1.400%(1)(3)	360,321
1,410,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.53%, 12/15/2047	1,493,212
4,099,636	Morgan Stanley Capital Trust 1.34%, 06/15/2050(2)(4)	221,730
670,000	MTRO Commercial Mortgage Trust 1.89%, 12/15/2033, 1 mo. USD LIBOR + 1.800%(1)(3)	656,267
1,005,120	UBS-Barclays Commercial Mortgage Trust 3.24%, 04/10/2046	1,031,009
807,234	Wells Fargo Commercial Mortgage Trust 2.92%, 10/15/2045	816,514
	Wells Fargo N.A.
5,763,374	0.60%, 11/15/2062(2)(4)	244,755
14,132,469	0.65%, 11/15/2062(2)(4)	662,809
15,934,728	0.71%, 02/15/2061(2)(4)	618,851
6,980,764	0.73%, 11/15/2050(2)(4)	263,236
4,397,132	0.79%, 11/15/2054(2)(4)	172,166
11,064,757	0.89%, 01/15/2063(2)(4)	686,184
3,481,388	0.90%, 05/15/2062(2)(4)	200,334
7,336,445	1.78%, 03/15/2063(2)(4)	961,694
1,790,000	3.44%, 09/15/2060	1,944,442
	WF-RBS Commercial Mortgage Trust
1,170,000	2.88%, 12/15/2045	1,188,253
1,025,000	3.61%, 11/15/2047	1,087,172
100,000	4.00%, 05/15/2047	105,819
100,000	4.05%, 03/15/2047	105,923
		46,902,833
	Other Asset-Backed Securities - 4.2%
	Affirm Asset Securitization Trust
553,079	1.90%, 01/15/2025(1)	556,754
243,351	3.46%, 10/15/2024(1)	245,957
628,438	Ajax Mortgage Loan Trust 2.12%, 01/25/2061(1)	632,590
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.5% - (continued)
	Other Asset-Backed Securities - 4.2% - (continued)
$ 375,000	Arbor Realty Commercial Real Estate Notes Ltd. 1.19%, 05/15/2036, 1 mo. USD LIBOR + 1.100%(1)(3)	$ 374,942
157,224	Atlas Senior Loan Fund Ltd. 1.00%, 04/20/2028, 3 mo. USD LIBOR + 0.870%(1)(3)	157,242
820,000	Avant Loans Funding Trust 1.21%, 07/15/2030(1)	816,010
2,400,000	Bain Capital Credit CLO Ltd. 1.30%, 07/25/2034, 3 mo. USD LIBOR + 1.180%(1)(3)	2,401,663
200,174	CF Hippolyta LLC 1.98%, 03/15/2061(1)	198,883
970,000	CIFC Funding Ltd. 1.12%, 04/18/2031, 3 mo. USD LIBOR + 1.000%(1)(3)	970,108
	Domino's Pizza Master Issuer LLC
940,275	2.66%, 04/25/2051(1)	961,305
412,650	3.67%, 10/25/2049(1)	443,685
48,500	4.12%, 07/25/2048(1)	49,858
	Madison Park Funding Ltd.
245,943	1.07%, 04/19/2030, 3 mo. USD LIBOR + 0.950%(1)(3)	246,021
2,310,000	1.25%, 07/17/2034, 3 mo. USD LIBOR + 1.120%(1)(3)	2,311,552
440,000	Marlette Funding Trust 1.06%, 09/15/2031(1)	438,131
32,516	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(1)(2)	33,003
2,490,000	Nassau LLC 1.39%, 08/26/2034, 3 mo. USD LIBOR + 1.250%(1)(3)	2,490,954
856,295	Navient Private Education Refi Loan Trust 0.97%, 12/16/2069(1)	846,998
2,205,000	NRZ Advance Receivables Trust 1.48%, 09/15/2053(1)	2,206,327
677,018	OCP CLO Ltd. 1.24%, 10/18/2028, 3 mo. USD LIBOR + 1.120%(1)(3)	677,042
	Pretium Mortgage Credit Partners LLC
919,503	1.87%, 07/25/2051(1)	915,470
1,192,885	1.99%, 06/27/2060(1)(2)	1,184,440
2,365,000	RR LLC 1.27%, 07/15/2035, 3 mo. USD LIBOR + 1.150%(1)(3)	2,367,833
209,474	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(1)	206,090
310,000	Stack Infrastructure Issuer LLC 1.89%, 08/25/2045(1)	309,068
490,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	485,836
772,376	TICP CLO Ltd. 0.97%, 04/20/2028, 3 mo. USD LIBOR + 0.840%(1)(3)	770,339
	Towd Point Mortgage Trust
1,071,161	1.75%, 10/25/2060(1)	1,077,304
456,608	2.75%, 10/25/2056(1)(2)	462,345
880,522	2.75%, 06/25/2057(1)(2)	898,023
1,228,011	2.90%, 10/25/2059(1)(2)	1,262,865
140,707	3.25%, 07/25/2058(1)(2)	143,075
69,860	3.75%, 05/25/2058(1)(2)	72,760
641,369	Upstart Securitization Trust 0.83%, 07/20/2031(1)	640,434
1,640,000	Vantage Data Centers Issuer LLC 1.65%, 09/15/2045(1)	1,621,585
1,214,803	VCAT LLC 1.74%, 05/25/2051(1)	1,207,789
2,270,000	Venture CLO Ltd. 1.25%, 04/15/2034, 3 mo. USD LIBOR + 1.130%(1)(3)	2,270,994

51

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.5% - (continued)
	Other Asset-Backed Securities - 4.2% - (continued)
$ 2,012,283	Vericrest Opportunity Loan Transferee 1.87%, 08/25/2051(1)	$ 2,010,225
879,701	VOLT C LLC 1.99%, 05/25/2051(1)	884,350
1,289,212	VOLT XCIX LLC 2.12%, 04/25/2051(1)	1,297,548
1,156,947	VOLT XCV LLC 2.24%, 03/27/2051(1)	1,161,241
705,000	Voya CLO Ltd. 1.31%, 10/18/2031, 3 mo. USD LIBOR + 1.190%(1)(3)	705,283
1,830,000	Wellfleet CLO Ltd. 1.30%, 07/20/2032, 3 mo. USD LIBOR + 1.170%(1)(3)	1,829,541
2,154,600	Wendy's Funding LLC 2.37%, 06/15/2051(1)	2,158,017
243,775	Wingstop Funding LLC 2.84%, 12/05/2050(1)	250,901
		43,252,381
	Whole Loan Collateral CMO - 9.8%
2,192,127	510 Asset Backed Trust 2.24%, 06/25/2061(1)	2,179,514
	Angel Oak Mortgage Trust
1,105,894	0.91%, 01/25/2066(1)(2)	1,114,451
2,124,395	0.95%, 07/25/2066(1)(2)	2,115,303
897,562	0.99%, 04/25/2053(1)(2)	895,455
884,364	0.99%, 04/25/2066(1)(2)	883,508
1,648,000	1.07%, 05/25/2066(1)(2)	1,641,696
868,968	1.24%, 01/20/2065(1)(2)	863,730
59,405	Bear Stearns Adjustable Rate Mortgage Trust 2.34%, 08/25/2035(2)	59,434
30,346	Bellemeade Re Ltd. 1.19%, 07/25/2029, 1 mo. USD LIBOR + 1.100%(1)(3)	30,346
	BRAVO Residential Funding Trust
622,920	0.94%, 02/25/2049(1)(2)	620,984
946,630	0.97%, 03/25/2060(1)(2)	941,943
2,118,891	1.62%, 03/01/2061(1)	2,107,865
27,087	CIM Trust 3.00%, 04/25/2057(1)(2)	27,417
	COLT Mortgage Loan Trust
532,826	0.80%, 07/27/2054(1)(2)	531,386
1,206,714	0.91%, 06/25/2066(1)(2)	1,195,418
2,024,354	0.96%, 09/27/2066(1)(2)	2,005,365
1,227,657	1.34%, 08/25/2066(1)(2)	1,221,061
	Connecticut Avenue Securities Trust
120,350	2.19%, 06/25/2039, 1 mo. USD LIBOR + 2.100%(1)(3)	120,582
325,437	2.24%, 11/25/2039, 1 mo. USD LIBOR + 2.150%(1)(3)	327,020
189,884	2.39%, 08/25/2031, 1 mo. USD LIBOR + 2.300%(1)(3)	190,901
1,097,727	Credit Suisse Mortgage Capital Certificates 0.94%, 05/25/2066(1)(2)	1,086,354
	CSMC Trust
418,510	0.81%, 05/25/2065(1)(2)	416,694
818,314	0.83%, 03/25/2056(1)(2)	823,552
2,027,223	1.10%, 05/25/2066(1)(2)	2,015,679
1,729,662	1.18%, 02/25/2066(1)(2)	1,742,773
624,448	1.80%, 12/27/2060(1)(2)	624,234
	Deephaven Residential Mortgage Trust
573,467	0.90%, 04/25/2066(1)(2)	570,940
917,277	2.34%, 01/25/2060(1)(2)	918,711
182,013	2.79%, 10/25/2059(1)(2)	182,213
149,008	Eagle RE Ltd. 1.79%, 11/25/2028, 1 mo. USD LIBOR + 1.700%(1)(3)	149,156
	Ellington Financial Mortgage Trust
252,869	0.80%, 02/25/2066(1)(2)	251,548
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.5% - (continued)
	Whole Loan Collateral CMO - 9.8% - (continued)
$ 491,104	0.93%, 06/25/2066(1)(2)	$ 487,800
	Fannie Mae Connecticut Avenue Securities
127,279	2.29%, 08/25/2030, 1 mo. USD LIBOR + 2.200%(3)	128,494
141,598	2.34%, 07/25/2030, 1 mo. USD LIBOR + 2.250%(3)	143,446
153,416	2.44%, 01/25/2031, 1 mo. USD LIBOR + 2.350%(3)	155,288
97,574	2.69%, 05/25/2024, 1 mo. USD LIBOR + 2.600%(3)	98,771
598,396	3.09%, 07/25/2024, 1 mo. USD LIBOR + 3.000%(3)	608,454
600,637	3.64%, 07/25/2029, 1 mo. USD LIBOR + 3.550%(3)	619,829
1,104,344	4.34%, 01/25/2029, 1 mo. USD LIBOR + 4.250%(3)	1,142,997
465,702	4.44%, 05/25/2029, 1 mo. USD LIBOR + 4.350%(3)	485,597
641,848	4.49%, 01/25/2024, 1 mo. USD LIBOR + 4.400%(3)	662,474
319,023	4.99%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(3)	331,859
437,844	5.09%, 11/25/2024, 1 mo. USD LIBOR + 5.000%(3)	445,506
378,523	5.09%, 07/25/2025, 1 mo. USD LIBOR + 5.000%(3)	386,707
1,085,587	5.64%, 04/25/2028, 1 mo. USD LIBOR + 5.550%(3)	1,138,466
834,971	5.79%, 04/25/2028, 1 mo. USD LIBOR + 5.700%(3)	883,412
263,592	6.09%, 09/25/2028, 1 mo. USD LIBOR + 6.000%(3)	275,700
	GCAT Trust
1,335,918	0.87%, 01/25/2066(1)(2)	1,345,722
1,115,998	1.04%, 05/25/2066(1)(2)	1,115,998
1,527,979	1.09%, 05/25/2066(1)(2)	1,521,282
1,923,023	1.09%, 08/25/2066(1)(2)	1,909,092
288,537	Home Re Ltd. 1.69%, 10/25/2028, 1 mo. USD LIBOR + 1.600%(1)(3)	288,942
1,031,854	Imperial Fund Mortgage Trust 1.07%, 09/25/2056(1)(2)	1,026,034
	Legacy Mortgage Asset Trust
461,708	1.65%, 11/25/2060(1)	459,881
621,579	1.75%, 04/25/2061(1)	625,003
821,405	1.75%, 07/25/2061(1)	816,749
	LSTAR Securities Investment Ltd.
1,683,427	1.78%, 03/02/2026, 1 mo. USD LIBOR + 1.700%(1)(3)	1,683,800
1,056,558	1.88%, 02/01/2026, 1 mo. USD LIBOR + 1.800%(1)(3)	1,055,734
763,622	MetLife Securitization Trust 3.75%, 03/25/2057(1)(2)	790,955
	MFA Trust
185,941	1.01%, 01/26/2065(1)(2)	185,485
1,013,394	1.03%, 11/25/2064(1)(2)	1,009,471
913,949	1.15%, 04/25/2065(1)(2)	919,624
419,939	New Residential Mortgage LLC 3.79%, 07/25/2054(1)	420,869
	New Residential Mortgage Loan Trust
244,222	0.84%, 01/25/2048, 1 mo. USD LIBOR + 0.750%(1)(3)	244,222
782,397	0.94%, 07/25/2055(1)(2)	779,074

52

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.5% - (continued)
	Whole Loan Collateral CMO - 9.8% - (continued)
$ 682,153	0.94%, 10/25/2058(1)(2)	$ 680,893
773,085	3.50%, 12/25/2057(1)(2)	792,299
449,525	4.00%, 04/25/2057(1)(2)	478,419
477,982	4.00%, 08/27/2057(1)(2)	505,875
603,881	4.00%, 09/25/2057(1)(2)	631,820
1,949,331	NMLT Trust 1.19%, 05/25/2056(1)(2)	1,941,093
	OBX Trust
1,271,074	1.05%, 07/25/2061(1)(2)	1,262,375
1,628,103	1.07%, 02/25/2066(1)(2)	1,620,275
	OZLM Ltd.
226,547	1.13%, 07/17/2029, 3 mo. USD LIBOR + 1.010%(1)(3)	226,690
289,083	1.18%, 04/30/2027, 3 mo. USD LIBOR + 1.050%(1)(3)	289,086
	PMT Credit Risk Transfer Trust
326,373	2.09%, 03/27/2024, 1 mo. USD LIBOR + 2.000%(1)(3)	326,400
629,154	2.99%, 02/27/2024, 1 mo. USD LIBOR + 2.900%(1)(3)	638,466
	Preston Ridge Partners Mortgage Trust LLC
520,384	1.32%, 07/25/2051(1)(2)	517,912
1,178,554	1.79%, 06/25/2026(1)	1,169,944
1,298,356	1.79%, 07/25/2026(1)	1,299,303
2,128,326	1.87%, 04/25/2026(1)	2,137,688
299,933	2.36%, 11/25/2025(1)	300,497
2,450,000	2.36%, 10/25/2026(1)(2)	2,448,163
367,332	3.50%, 10/25/2024(1)(2)	367,778
2,325,349	Pretium Mortgage Credit Partners LLC 1.99%, 02/25/2061(1)	2,309,146
934,331	RCO VII Mortgage LLC 1.87%, 05/26/2026(1)	927,918
707,051	Residential Mortgage Loan Trust 0.86%, 01/25/2065(1)(2)	705,011
	Seasoned Credit Risk Transfer Trust
803,309	2.50%, 08/25/2059	825,483
456,331	3.50%, 08/25/2057(2)	474,357
545,731	3.50%, 11/25/2057	588,751
1,443,714	3.50%, 07/25/2058	1,561,178
649,569	3.50%, 08/25/2058	688,700
2,148,754	3.50%, 10/25/2058	2,294,752
1,871,808	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(2)	1,861,357
	Starwood Mortgage Residential Trust
560,878	0.94%, 05/25/2065(1)(2)	560,372
1,872,678	1.13%, 06/25/2056(1)(2)	1,859,971
1,424,411	Starwood Residential Mortgage Trust 1.22%, 05/25/2065(1)(2)	1,423,331
	Structured Agency Credit Risk Trust
3,756	0.84%, 09/25/2048, 1 mo. USD LIBOR + 0.750%(1)(3)	3,756
766,681	1.74%, 04/25/2043, 1 mo. USD LIBOR + 1.650%(1)(3)	768,864
55,000	2.19%, 09/25/2048, 1 mo. USD LIBOR + 2.100%(1)(3)	55,724
	Toorak Mortgage Corp. Ltd.
893,787	1.15%, 07/25/2056(1)(2)	889,325
1,210,000	2.24%, 06/25/2024(1)	1,206,862
2,239,342	Towd Point Mortgage Trust 2.92%, 11/30/2060(1)(2)	2,250,539
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.5% - (continued)
	Whole Loan Collateral CMO - 9.8% - (continued)
	Triangle Re Ltd.
$ 1,065,000	1.95%, 02/25/2034, 3 mo. USD SOFR + 1.900%(1)(3)	$ 1,065,000
920,000	2.14%, 10/25/2033, 1 mo. USD LIBOR + 2.050%(1)(3)	926,182
385,942	VCAT LLC 2.12%, 03/27/2051(1)	386,209
	Verus Securitization Trust
409,970	0.82%, 10/25/2063(1)(2)	409,329
841,902	0.92%, 02/25/2064(1)(2)	839,515
901,764	0.94%, 07/25/2066(1)(2)	897,792
2,345,036	1.01%, 09/25/2066(1)(2)	2,335,058
738,402	1.03%, 02/25/2066(1)(2)	734,606
1,394,148	VOLT XCIII LLC 1.89%, 02/27/2051(1)	1,390,736
1,085,212	VOLT XCIV LLC 2.24%, 02/27/2051(1)	1,083,359
1,106,955	VOLT XCVII LLC 2.24%, 04/25/2051(1)	1,113,612
382,842	VOLT XCVIII LLC 2.12%, 04/25/2051(1)	384,263
		102,504,004
	Total Asset & Commercial Mortgage-Backed Securities (cost $234,390,971)	$ 234,777,288
CORPORATE BONDS - 27.9%
	Advertising - 0.0%
	Lamar Media Corp.
75,000	3.75%, 02/15/2028	$ 75,810
80,000	4.88%, 01/15/2029	83,800
		159,610
	Aerospace/Defense - 0.4%
	Boeing Co.
601,000	5.04%, 05/01/2027	683,027
636,000	5.15%, 05/01/2030	742,284
	L3Harris Technologies, Inc.
230,000	2.90%, 12/15/2029	240,844
605,000	3.85%, 06/15/2023	634,299
255,000	Northrop Grumman Corp. 5.15%, 05/01/2040	332,477
	Raytheon Technologies Corp.
1,040,000	3.95%, 08/16/2025	1,135,426
430,000	4.45%, 11/16/2038	517,959
		4,286,316
	Agriculture - 0.4%
577,000	Altria Group, Inc. 3.70%, 02/04/2051	548,382
	BAT Capital Corp.
750,000	2.26%, 03/25/2028	736,626
1,189,000	2.79%, 09/06/2024	1,236,444
873,000	BAT International Finance plc 1.67%, 03/25/2026	863,450
645,000	Kernel Holding S.A. 6.50%, 10/17/2024(5)	680,944
		4,065,846
	Airlines - 0.0%
190,000	United Airlines, Inc. 4.63%, 04/15/2029(1)	195,886
	Apparel - 0.2%
480,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)	513,113
1,409,000	William Carter Co. 5.63%, 03/15/2027(1)	1,458,315
		1,971,428
	Auto Manufacturers - 0.3%
886,000	General Motors Co. 6.13%, 10/01/2025	1,028,419

53

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.9% - (continued)
	Auto Manufacturers - 0.3% - (continued)
	General Motors Financial Co., Inc.
$ 495,000	1.25%, 01/08/2026	$ 485,373
2,035,000	1.50%, 06/10/2026	2,005,036
		3,518,828
	Auto Parts & Equipment - 0.0%
261,000	Clarios Global L.P. / Clarios U.S. Finance Co. 6.25%, 05/15/2026(1)	273,071
	Beverages - 0.3%
254,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.70%, 02/01/2036	307,520
	Anheuser-Busch InBev Worldwide, Inc.
201,000	3.75%, 07/15/2042	219,022
300,000	4.60%, 04/15/2048	371,010
1,458,000	5.45%, 01/23/2039	1,913,074
	Constellation Brands, Inc.
170,000	2.88%, 05/01/2030	176,022
385,000	3.15%, 08/01/2029	409,422
160,000	4.65%, 11/15/2028	185,027
		3,581,097
	Biotechnology - 0.3%
165,000	Baxalta, Inc. 3.60%, 06/23/2022	167,398
1,475,000	Gilead Sciences, Inc. 1.65%, 10/01/2030	1,411,657
	Royalty Pharma plc
1,049,000	2.15%, 09/02/2031	998,108
337,000	2.20%, 09/02/2030	326,315
		2,903,478
	Chemicals - 0.1%
200,000	Chemours Co. 5.38%, 05/15/2027	211,000
390,000	LYB International Finance LLC 1.25%, 10/01/2025	386,129
160,000	Olin Corp. 5.13%, 09/15/2027	166,200
		763,329
	Commercial Banks - 5.2%
1,580,000	Bangkok Bank PCL 3.47%, 09/23/2036, (3.47% fixed rate until 09/23/2031; 5 year USD CMT + 2.150% thereafter)(1)(6)	1,568,625
	Bank of America Corp.
680,000	2.46%, 10/22/2025, (2.46% fixed rate until 10/22/2024; 3 mo. USD LIBOR + 0.870% thereafter)(6)	703,176
1,030,000	2.50%, 02/13/2031, (2.50% fixed rate until 02/13/2030; 3 mo. USD LIBOR + 0.990% thereafter)(6)	1,033,512
410,000	2.57%, 10/20/2032, (2.57% fixed rate until 10/20/2031; 3 mo. USD SOFR + 1.210% thereafter)(6)	411,648
955,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD LIBOR + 1.180% thereafter)(6)	1,013,092
1,475,000	3.31%, 04/22/2042, (3.31% fixed rate until 04/22/2041; 3 mo. USD SOFR + 1.580% thereafter)(6)	1,560,567
99,000	3.37%, 01/23/2026, (3.37% fixed rate until 01/23/2025; 3 mo. USD LIBOR + 0.810% thereafter)(6)	105,051
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.9% - (continued)
	Commercial Banks - 5.2% - (continued)
$ 3,720,000	3.71%, 04/24/2028, (3.71% fixed rate until 04/24/2027; 3 mo. USD LIBOR + 1.512% thereafter)(6)	$ 4,030,890
685,000	3.86%, 07/23/2024, (3.86% fixed rate until 07/23/2023; 3 mo. USD LIBOR + 0.940% thereafter)(6)	719,211
705,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD LIBOR + 3.150% thereafter)(6)	850,393
	BNP Paribas S.A.
455,000	1.32%, 01/13/2027, (1.32% fixed rate until 01/13/2026; 3 mo. USD SOFR + 1.004% thereafter)(1)(6)	444,800
200,000	2.16%, 09/15/2029, (2.16% fixed rate until 09/15/2028; 3 mo. USD SOFR + 1.218% thereafter)(1)(6)	196,512
1,050,000	2.22%, 06/09/2026, (2.07% fixed rate until 06/09/2025; 3 mo. USD SOFR + 2.074% thereafter)(1)(6)	1,068,918
	Citigroup, Inc.
795,000	2.52%, 11/03/2032, (2.83% fixed rate until 11/03/2031; 3 mo. USD SOFR + 1.177% thereafter)(6)	792,638
174,000	2.56%, 05/01/2032, (2.56% fixed rate until 05/01/2031; 3 mo. USD SOFR + 1.167% thereafter)(6)	174,830
639,000	2.88%, 07/24/2023, (2.88% fixed rate until 07/24/2022; 3 mo. USD LIBOR + 0.950% thereafter)(6)	649,375
1,675,000	3.20%, 10/21/2026	1,781,001
1,350,000	3.70%, 01/12/2026	1,464,486
291,000	3.98%, 03/20/2030, (3.98% fixed rate until 03/20/2029; 3 mo. USD LIBOR + 1.338% thereafter)(6)	324,631
686,000	4.41%, 03/31/2031, (4.41% fixed rate until 03/31/2030; 3 mo. USD SOFR + 3.914% thereafter)(6)	786,519
	Credit Suisse Group AG
250,000	0.50%, 02/04/2022, 3 mo. USD SOFR + 0.450%(3)	250,208
350,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 3 mo. USD SOFR + 1.730% thereafter)(1)(6)	356,562
	Danske Bank A/S
510,000	5.00%, 01/12/2022(1)	514,307
530,000	5.38%, 01/12/2024(1)	577,076
690,000	Fifth Third Bancorp 2.38%, 01/28/2025	712,186
	Goldman Sachs Group, Inc.
665,000	0.93%, 10/21/2024, (0.93% fixed rate until 10/21/2023; 3 mo. USD SOFR + 0.486% thereafter)(6)	664,382
2,000	1.99%, 01/27/2032, (1.99% fixed rate until 01/27/2031; 3 mo. USD SOFR + 1.090% thereafter)(6)	1,917
1,205,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.248% thereafter)(6)	1,185,135
1,645,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.281% thereafter)(6)	1,652,731

54

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.9% - (continued)
	Commercial Banks - 5.2% - (continued)
$ 140,000	2.65%, 10/21/2032, (2.65% fixed rate until 10/21/2031; 3 mo. USD SOFR + 1.264% thereafter)(6)	$ 140,781
100,000	2.91%, 07/24/2023, (2.91% fixed rate until 07/24/2022; 3 mo. USD LIBOR + 0.990% thereafter)(6)	101,589
2,567,000	3.50%, 11/16/2026	2,750,758
230,000	3.81%, 04/23/2029, (3.81% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.158% thereafter)(6)	252,117
900,000	4.22%, 05/01/2029, (4.22% fixed rate until 05/01/2028; 3 mo. USD LIBOR + 1.301% thereafter)(6)	1,008,290
175,000	6.75%, 10/01/2037	248,992
	HSBC Holdings plc
805,000	0.98%, 05/24/2025, (0.98% fixed rate until 05/24/2024; 3 mo. USD SOFR + 0.708% thereafter)(6)	798,289
235,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD SOFR + 1.290% thereafter)(6)	230,979
1,555,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD LIBOR + 1.535% thereafter)(6)	1,756,923
	JP Morgan Chase & Co.
691,000	2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD SOFR + 2.515% thereafter)(6)	713,727
575,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD SOFR + 2.460% thereafter)(6)	594,642
210,000	3.11%, 04/22/2051, (3.11% fixed rate until 04/22/2050; 3 mo. USD SOFR + 2.440% thereafter)(6)	217,018
1,830,000	3.16%, 04/22/2042, (3.16% fixed rate until 04/22/2041; 3 mo. USD SOFR + 1.460% thereafter)(6)	1,905,743
230,000	3.22%, 03/01/2025, (3.22% fixed rate until 03/01/2024; 3 mo. USD LIBOR + 1.155% thereafter)(6)	241,097
1,382,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160% thereafter)(6)	1,510,879
1,675,000	3.80%, 07/23/2024, (3.80% fixed rate until 07/23/2023; 3 mo. USD LIBOR + 0.890% thereafter)(6)	1,760,246
876,000	3.96%, 01/29/2027, (3.96% fixed rate until 01/29/2026; 3 mo. USD LIBOR + 1.245% thereafter)(6)	954,640
1,210,000	4.01%, 04/23/2029, (4.00% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.120% thereafter)(6)	1,343,373
430,000	JPMorgan Chase & Co. 1.47%, 09/22/2027, (1.47% fixed rate until 09/22/2026; 3 mo. USD SOFR + 0.765% thereafter)(6)	422,255
	Morgan Stanley
310,000	1.16%, 10/21/2025, (1.16% fixed rate until 10/21/2024; 3 mo. USD SOFR + 0.560% thereafter)(6)	308,521
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.9% - (continued)
	Commercial Banks - 5.2% - (continued)
$ 1,434,000	1.59%, 05/04/2027, (1.59% fixed rate until 05/04/2026; 3 mo. USD SOFR + 0.879% thereafter)(6)	$ 1,420,840
1,485,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 3 mo. USD SOFR + 1.034% thereafter)(6)	1,399,728
805,000	2.24%, 07/21/2032, (2.24% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.178% thereafter)(6)	785,998
100,000	2.51%, 10/20/2032, (2.51% fixed rate until 10/20/2031; 3 mo. USD SOFR + 1.200% thereafter)(6)	99,781
645,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 3 mo. USD SOFR + 1.143% thereafter)(6)	659,620
2,145,000	3.13%, 07/27/2026	2,279,115
39,000	4.00%, 07/23/2025	42,569
380,000	5.00%, 11/24/2025	428,039
470,000	Santander Holdings USA, Inc. 3.70%, 03/28/2022	474,519
680,000	UBS Group AG 2.65%, 02/01/2022(1)	683,679
650,000	UniCredit S.p.A. 6.57%, 01/14/2022(1)	657,303
	Wells Fargo & Co.
965,000	3.00%, 04/22/2026	1,021,500
54,000	3.00%, 10/23/2026	57,053
337,000	3.75%, 01/24/2024	357,570
480,000	4.75%, 12/07/2046	607,746
260,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD SOFR + 4.502% thereafter)(6)	358,698
		54,188,996
	Commercial Services - 1.0%
	Ashtead Capital, Inc.
425,000	4.00%, 05/01/2028(1)	448,438
1,400,000	4.38%, 08/15/2027(1)	1,463,042
352,000	Equifax, Inc. 2.60%, 12/15/2025	366,955
	Gartner, Inc.
285,000	3.63%, 06/15/2029(1)	286,425
760,000	3.75%, 10/01/2030(1)	770,450
1,549,000	4.50%, 07/01/2028(1)	1,612,819
	Howard University
100,000	2.39%, 10/01/2027	100,837
100,000	2.70%, 10/01/2029	100,599
325,000	2.80%, 10/01/2030	330,164
	Howard University (AGM Insured)
105,000	2.90%, 10/01/2031	108,256
265,000	3.48%, 10/01/2041	278,969
850,000	IHS Markit Ltd. 4.13%, 08/01/2023	895,647
	Service Corp. International
1,845,000	3.38%, 08/15/2030	1,816,034
1,781,000	5.13%, 06/01/2029	1,923,035
80,000	United Rentals North America, Inc. 4.88%, 01/15/2028	84,444
		10,586,114
	Construction Materials - 0.4%
1,485,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	1,568,531
	Standard Industries, Inc.
330,000	3.38%, 01/15/2031(1)(7)	305,999

55

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.9% - (continued)
	Construction Materials - 0.4% - (continued)
$ 2,070,000	4.38%, 07/15/2030(1)(7)	$ 2,070,000
155,000	4.75%, 01/15/2028(1)(7)	159,844
		4,104,374
	Diversified Financial Services - 0.7%
1,005,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30%, 01/30/2032	1,024,699
2,405,000	BOC Aviation USA Corp. 1.63%, 04/29/2024(1)	2,409,610
795,000	Capital One Financial Corp. 3.90%, 01/29/2024	844,122
250,000	GE Capital Funding LLC 4.40%, 05/15/2030	292,596
491,000	GE Capital International Funding Co. 4.42%, 11/15/2035	597,802
185,000	Mastercard, Inc. 2.95%, 03/15/2051	195,552
80,000	Navient Corp. 6.13%, 03/25/2024	85,600
1,585,000	Power Finance Corp. Ltd. 3.95%, 04/23/2030(1)	1,630,841
		7,080,822
	Electric - 2.5%
495,000	AES Corp. 3.30%, 07/15/2025(1)	520,295
	Alabama Power Co.
270,000	3.45%, 10/01/2049	298,987
335,000	4.15%, 08/15/2044	397,715
40,000	Appalachian Power Co. 6.38%, 04/01/2036	54,596
	Berkshire Hathaway Energy Co.
410,000	1.65%, 05/15/2031	389,841
459,000	3.25%, 04/15/2028	497,558
610,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	623,845
442,000	Commonwealth Edison Co. 3.65%, 06/15/2046	501,272
115,000	Connecticut Light & Power Co. 4.00%, 04/01/2048	140,552
465,000	Dominion Energy, Inc. 3.38%, 04/01/2030	500,373
710,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	844,316
	Duke Energy Corp.
1,565,000	2.55%, 06/15/2031	1,573,373
326,000	2.65%, 09/01/2026	340,511
	Duke Energy Indiana LLC
440,000	2.75%, 04/01/2050	427,532
435,000	3.25%, 10/01/2049	459,219
480,000	Duquesne Light Holdings, Inc. 2.78%, 01/07/2032(1)	477,431
830,000	Enel Finance International N.V. 1.38%, 07/12/2026(1)	816,339
182,000	Evergy Metro, Inc. 2.25%, 06/01/2030	182,612
	Evergy, Inc.
640,000	2.45%, 09/15/2024	662,784
310,000	2.90%, 09/15/2029	323,192
1,479,000	Exelon Corp. 3.95%, 06/15/2025	1,597,497
	FirstEnergy Corp.
252,000	2.25%, 09/01/2030	242,311
1,145,000	3.40%, 03/01/2050	1,135,840
510,000	5.35%, 07/15/2047	618,297
735,000	Georgia Power Co. 4.30%, 03/15/2042	846,481
1,138,000	IPALCO Enterprises, Inc. 3.70%, 09/01/2024	1,204,662
	ITC Holdings Corp.
541,000	2.95%, 05/14/2030(1)	563,591
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.9% - (continued)
	Electric - 2.5% - (continued)
$ 30,000	3.25%, 06/30/2026	$ 31,973
465,000	Jersey Central Power & Light Co. 2.75%, 03/01/2032(1)	475,580
	MidAmerican Energy Co.
135,000	3.15%, 04/15/2050	143,984
45,000	3.65%, 08/01/2048	51,479
200,000	National Rural Utilities Cooperative Finance Corp. 3.40%, 02/07/2028	217,262
155,000	NextEra Energy Operating Partners L.P. 3.88%, 10/15/2026(1)	164,881
	NRG Energy, Inc.
265,000	2.00%, 12/02/2025(1)	268,047
585,000	2.45%, 12/02/2027(1)	585,484
160,000	Oglethorpe Power Corp. 3.75%, 08/01/2050	174,380
	Pacific Gas and Electric Co.
866,000	2.50%, 02/01/2031	827,508
225,000	4.50%, 07/01/2040	233,864
1,420,000	4.95%, 07/01/2050	1,570,056
	PacifiCorp
366,000	4.13%, 01/15/2049	437,331
110,000	4.15%, 02/15/2050	132,526
376,000	Public Service Enterprise Group, Inc. 2.88%, 06/15/2024	392,246
	Puget Energy, Inc.
650,000	3.65%, 05/15/2025	690,628
505,000	4.10%, 06/15/2030	555,723
	Sempra Energy
370,000	3.40%, 02/01/2028	397,800
163,000	3.80%, 02/01/2038	180,303
70,000	4.00%, 02/01/2048	79,000
	Southern California Edison Co.
140,000	2.85%, 08/01/2029	144,341
175,000	3.65%, 02/01/2050	187,990
179,000	4.00%, 04/01/2047	198,791
96,000	4.13%, 03/01/2048	108,048
963,000	Southern Co. 3.25%, 07/01/2026	1,025,840
120,000	Union Electric Co. 4.00%, 04/01/2048	144,636
		25,660,723
	Energy-Alternate Sources - 0.1%
470,000	FS Luxembourg S.a.r.l. 10.00%, 12/15/2025(1)	518,175
545,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(1)	583,782
		1,101,957
	Engineering & Construction - 0.1%
1,136,667	International Airport Finance S.A. 12.00%, 03/15/2033(1)	1,235,795
	Entertainment - 0.3%
2,590,000	WMG Acquisition Corp. 3.88%, 07/15/2030(1)	2,683,888
	Environmental Control - 0.3%
	Clean Harbors, Inc.
3,000,000	4.88%, 07/15/2027(1)	3,123,750
45,000	5.13%, 07/15/2029(1)	48,713
262,000	Waste Management, Inc. 2.00%, 06/01/2029	261,597
		3,434,060

56

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.9% - (continued)
	Food - 0.2%
	Conagra Brands, Inc.
$ 40,000	4.30%, 05/01/2024	$ 43,074
210,000	4.60%, 11/01/2025	233,961
492,000	4.85%, 11/01/2028	573,968
50,000	5.40%, 11/01/2048	67,734
350,000	Kellogg Co. 3.40%, 11/15/2027	378,070
50,000	Kraft Heinz Foods Co. 4.25%, 03/01/2031	56,502
835,000	NBM U.S. Holdings, Inc. 7.00%, 05/14/2026(1)	883,847
155,000	Post Holdings, Inc. 5.63%, 01/15/2028(1)	161,773
130,000	TreeHouse Foods, Inc. 4.00%, 09/01/2028	124,163
		2,523,092
	Food Service - 0.0%
140,000	Aramark Services, Inc. 5.00%, 02/01/2028(1)	143,150
	Forest Products & Paper - 0.1%
1,015,000	Suzano Austria GmbH 3.13%, 01/15/2032	958,160
	Gas - 0.1%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
85,000	5.63%, 05/20/2024	91,800
260,000	5.88%, 08/20/2026	289,900
908,000	NiSource, Inc. 3.60%, 05/01/2030	989,385
		1,371,085
	Healthcare - Products - 0.5%
	Alcon Finance Corp.
806,000	2.75%, 09/23/2026(1)	839,470
435,000	3.00%, 09/23/2029(1)	458,358
	Boston Scientific Corp.
440,000	1.90%, 06/01/2025	448,446
1,080,000	3.75%, 03/01/2026	1,174,145
350,000	Hill-Rom Holdings, Inc. 4.38%, 09/15/2027(1)	363,471
1,995,000	Hologic, Inc. 4.63%, 02/01/2028(1)	2,069,812
185,000	Teleflex, Inc. 4.25%, 06/01/2028(1)	190,078
		5,543,780
	Healthcare - Services - 0.5%
	Centene Corp.
365,000	4.25%, 12/15/2027	382,338
2,415,000	4.63%, 12/15/2029	2,605,181
105,000	CommonSpirit Health 3.35%, 10/01/2029	112,012
240,000	HCA, Inc. 3.50%, 09/01/2030	252,396
410,000	Humana, Inc. 2.15%, 02/03/2032	396,918
	Kaiser Foundation Hospitals
170,000	2.81%, 06/01/2041	172,031
610,000	3.00%, 06/01/2051	633,230
282,000	Sutter Health 3.36%, 08/15/2050	302,107
	UnitedHealth Group, Inc.
696,000	2.75%, 05/15/2040	699,520
82,000	3.75%, 10/15/2047	95,026
		5,650,759
	Home Builders - 0.2%
870,000	PulteGroup, Inc. 5.50%, 03/01/2026	997,847
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.9% - (continued)
	Home Builders - 0.2% - (continued)
$ 155,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. 5.63%, 03/01/2024(1)	$ 165,656
435,000	Toll Brothers Finance Corp. 4.88%, 11/15/2025	480,131
		1,643,634
	Insurance - 1.0%
1,562,000	American International Group, Inc. 2.50%, 06/30/2025	1,622,667
715,000	Aon Corp. 2.20%, 11/15/2022	726,979
790,000	Athene Global Funding 2.65%, 10/04/2031(1)	787,185
1,039,000	Brighthouse Financial, Inc. 5.63%, 05/15/2030	1,247,136
1,354,000	Equitable Financial Life Global Funding 1.80%, 03/08/2028(1)	1,331,745
	Marsh & McLennan Cos., Inc.
420,000	3.88%, 03/15/2024	448,380
309,000	4.38%, 03/15/2029	357,066
260,000	4.75%, 03/15/2039	328,982
64,000	Massachusetts Mutual Life Insurance Co. 3.73%, 10/15/2070(1)	71,044
155,000	MGIC Investment Corp. 5.25%, 08/15/2028	164,897
720,000	New York Life Global Funding 2.00%, 01/22/2025(1)	738,333
75,000	New York Life Insurance Co. 3.75%, 05/15/2050(1)	85,928
730,000	Unum Group 4.50%, 12/15/2049	790,508
10,000	Voya Financial, Inc. 4.80%, 06/15/2046	12,771
	Willis North America, Inc.
230,000	2.95%, 09/15/2029	237,618
325,000	3.60%, 05/15/2024	343,963
509,000	4.50%, 09/15/2028	576,025
		9,871,227
	Internet - 0.5%
245,000	Alibaba Group Holding Ltd. 4.20%, 12/06/2047	275,172
666,000	Amazon.com, Inc. 3.88%, 08/22/2037	782,387
	Go Daddy Operating Co. LLC
410,000	3.50%, 03/01/2029(1)	395,650
1,442,000	5.25%, 12/01/2027(1)	1,496,075
2,104,000	NortonLifeLock, Inc. 5.00%, 04/15/2025(1)	2,119,780
330,000	Tencent Holdings Ltd. 2.39%, 06/03/2030(1)	322,087
		5,391,151
	Iron/Steel - 0.2%
320,000	Commercial Metals Co. 5.38%, 07/15/2027	334,400
	Metinvest B.V.
EUR 440,000	5.63%, 06/17/2025(1)	538,468
$ 200,000	7.75%, 10/17/2029(1)	217,440
817,000	Vale Overseas Ltd. 3.75%, 07/08/2030	831,257
		1,921,565
	IT Services - 0.8%
	Apple, Inc.
727,000	2.20%, 09/11/2029	743,810
1,027,000	2.65%, 02/08/2051	1,012,881
1,083,000	3.35%, 02/09/2027	1,179,690
285,000	3.45%, 02/09/2045	319,202

57

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.9% - (continued)
	IT Services - 0.8% - (continued)
$ 2,851,000	Booz Allen Hamilton, Inc. 3.88%, 09/01/2028(1)	$ 2,891,912
435,000	HP, Inc. 2.20%, 06/17/2025	446,255
620,000	Kyndryl Holdings, Inc. 3.15%, 10/15/2031(1)	607,654
530,000	Leidos, Inc. 3.63%, 05/15/2025	568,404
150,000	Western Digital Corp. 4.75%, 02/15/2026	164,437
		7,934,245
	Lodging - 0.1%
485,000	Las Vegas Sands Corp. 3.50%, 08/18/2026	496,589
	Machinery - Construction & Mining - 0.0%
190,000	BWX Technologies, Inc. 4.13%, 04/15/2029(1)	192,803
	Machinery-Diversified - 0.1%
816,000	Otis Worldwide Corp. 2.57%, 02/15/2030	832,648
	Media - 1.6%
	CCO Holdings LLC / CCO Holdings Capital Corp.
775,000	4.25%, 02/01/2031(1)	771,513
80,000	5.00%, 02/01/2028(1)	83,200
475,000	5.13%, 05/01/2027(1)	492,219
	Charter Communications Operating LLC / Charter Communications Operating Capital
55,000	3.70%, 04/01/2051	53,947
2,000	4.80%, 03/01/2050	2,271
400,000	5.05%, 03/30/2029	466,628
965,000	5.38%, 05/01/2047	1,168,738
475,000	5.75%, 04/01/2048	606,539
1,595,000	6.48%, 10/23/2045	2,198,273
	Comcast Corp.
2,000	2.89%, 11/01/2051(1)	1,943
211,000	2.94%, 11/01/2056(1)	203,160
184,000	2.99%, 11/01/2063(1)	175,742
470,000	3.20%, 07/15/2036	499,794
1,415,000	3.75%, 04/01/2040	1,580,092
94,000	4.05%, 11/01/2052	110,551
	Cox Communications, Inc.
650,000	2.60%, 06/15/2031(1)	656,178
432,000	3.15%, 08/15/2024(1)	453,899
	CSC Holdings LLC
1,905,000	3.38%, 02/15/2031(1)	1,734,979
440,000	4.13%, 12/01/2030(1)	421,300
	Discovery Communications LLC
52,000	3.95%, 06/15/2025	56,206
112,000	5.30%, 05/15/2049	142,651
1,420,000	6.35%, 06/01/2040	1,960,276
230,000	DISH DBS Corp. 5.88%, 07/15/2022	235,750
	Sirius XM Radio, Inc.
1,605,000	3.13%, 09/01/2026(1)	1,607,006
280,000	4.13%, 07/01/2030(1)	278,229
	TEGNA, Inc.
160,000	4.63%, 03/15/2028	161,400
32,000	5.50%, 09/15/2024(1)	32,360
185,000	Time Warner Cable LLC 6.55%, 05/01/2037	248,339
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.9% - (continued)
	Media - 1.6% - (continued)
$ 200,000	TK Elevator U.S. Newco, Inc. 5.25%, 07/15/2027(1)	$ 203,560
	Videotron Ltd.
80,000	5.13%, 04/15/2027(1)	82,700
200,000	5.38%, 06/15/2024(1)	214,750
		16,904,193
	Mining - 0.0%
120,000	Kaiser Aluminum Corp. 4.63%, 03/01/2028(1)	121,464
	Miscellaneous Manufacturing - 0.0%
120,000	Ingersoll-Rand Luxembourg Finance S.A. 4.50%, 03/21/2049	150,313
	Office/Business Equipment - 0.3%
	CDW LLC / CDW Finance Corp.
2,978,000	3.25%, 02/15/2029	3,019,692
120,000	4.25%, 04/01/2028	124,200
275,000	Xerox Holdings Corp. 5.50%, 08/15/2028(1)	278,096
		3,421,988
	Oil & Gas - 1.4%
	Apache Corp.
25,000	4.25%, 01/15/2030	26,563
130,000	4.88%, 11/15/2027	141,050
	BP Capital Markets America, Inc.
250,000	2.94%, 06/04/2051	243,685
5,000	3.06%, 06/17/2041	5,041
560,000	3.38%, 02/08/2061	573,363
916,000	3.63%, 04/06/2030	1,014,031
	Continental Resources, Inc.
40,000	4.38%, 01/15/2028	43,650
110,000	5.75%, 01/15/2031(1)	131,725
680,000	Ecopetrol S.A. 4.63%, 11/02/2031	674,291
	Energean Israel Finance Ltd.
495,000	4.50%, 03/30/2024(1)(5)	504,900
350,000	4.88%, 03/30/2026(1)(5)	355,600
710,000	5.88%, 03/30/2031(1)(5)	718,875
	Equinor ASA
420,000	1.75%, 01/22/2026	425,879
380,000	3.63%, 04/06/2040	427,664
305,000	3.70%, 04/06/2050	357,206
725,000	Exxon Mobil Corp. 4.23%, 03/19/2040	865,652
	Hess Corp.
185,000	7.13%, 03/15/2033	249,187
539,000	7.30%, 08/15/2031	723,611
1,075,000	Leviathan Bond Ltd. 6.50%, 06/30/2027(1)(5)	1,171,750
1,065,000	Lundin Energy Finance B.V. 3.10%, 07/15/2031(1)	1,073,889
635,000	Marathon Petroleum Corp. 4.70%, 05/01/2025	701,655
	Occidental Petroleum Corp.
10,000	3.40%, 04/15/2026	10,203
20,000	3.50%, 08/15/2029	20,300
15,000	4.10%, 02/15/2047	14,625
17,000	6.13%, 01/01/2031	20,358
5,000	6.38%, 09/01/2028	5,861
	Ovintiv, Inc.
26,000	6.50%, 08/15/2034	35,108
25,000	6.50%, 02/01/2038	33,902

58

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.9% - (continued)
	Oil & Gas - 1.4% - (continued)
$ 5,000	7.20%, 11/01/2031	$ 6,702
50,000	7.38%, 11/01/2031	67,560
1,850,000	Qatar Petroleum Industry 2.25%, 07/12/2031(1)	1,822,250
760,000	Saudi Arabian Oil Co. 2.88%, 04/16/2024(1)	789,108
265,000	Shell International Finance B.V. 3.25%, 04/06/2050	288,995
390,000	Sunoco L.P. / Sunoco Finance Corp. 5.88%, 03/15/2028	412,838
600,000	Tullow Oil plc 7.00%, 03/01/2025(1)	525,000
		14,482,077
	Oil & Gas Services - 0.0%
240,000	Halliburton Co. 4.85%, 11/15/2035	284,855
	Packaging & Containers - 0.3%
400,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 4.13%, 08/15/2026(1)	408,012
2,115,000	Ball Corp. 4.00%, 11/15/2023	2,218,106
250,000	Graphic Packaging International LLC 3.50%, 03/01/2029(1)	247,500
	Owens-Brockway Glass Container, Inc.
80,000	5.38%, 01/15/2025(1)	84,200
430,000	5.88%, 08/15/2023(1)	452,575
		3,410,393
	Pharmaceuticals - 0.8%
	AbbVie, Inc.
150,000	4.25%, 11/21/2049	180,199
230,000	4.63%, 10/01/2042	278,564
1,540,000	Astrazeneca Finance LLC 1.75%, 05/28/2028	1,535,096
	Bausch Health Cos., Inc.
220,000	5.75%, 08/15/2027(1)	230,337
35,000	7.00%, 01/15/2028(1)	35,442
505,000	Bayer U.S. Finance LLC 4.25%, 12/15/2025(1)	553,716
	Bristol-Myers Squibb Co.
1,000,000	0.75%, 11/13/2025	981,557
520,000	2.55%, 11/13/2050	496,704
1,233,000	Cigna Corp. 1.25%, 03/15/2026	1,219,258
	CVS Health Corp.
625,000	4.13%, 04/01/2040	715,968
107,000	5.05%, 03/25/2048	140,603
875,000	GlaxoSmithKline Capital, Inc. 3.63%, 05/15/2025	951,024
200,000	Organon & Co. 4.13%, 04/30/2028(1)	202,750
1,099,000	Teva Pharmaceutical Finance Netherlands B.V. 3.15%, 10/01/2026	1,035,807
		8,557,025
	Pipelines - 0.9%
20,000	Cheniere Energy Partners L.P. 4.50%, 10/01/2029	21,354
180,000	DCP Midstream Operating L.P. 3.88%, 03/15/2023	185,625
	Energy Transfer Operating L.P.
515,000	5.15%, 02/01/2043	580,982
1,350,000	6.13%, 12/15/2045	1,729,437
	Enterprise Products Operating LLC
90,000	3.30%, 02/15/2053	90,063
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.9% - (continued)
	Pipelines - 0.9% - (continued)
$ 224,000	4.25%, 02/15/2048	$ 256,083
245,000	4.95%, 10/15/2054	314,585
	EQM Midstream Partners L.P.
60,000	5.50%, 07/15/2028	66,086
55,000	6.50%, 07/01/2027(1)	61,188
	Galaxy Pipeline Assets Bidco Ltd.
1,188,000	2.16%, 03/31/2034(1)	1,157,147
2,235,000	2.63%, 03/31/2036(1)	2,177,374
831,000	2.94%, 09/30/2040(1)	816,249
429,000	MPLX L.P. 1.75%, 03/01/2026	427,387
479,000	NGPL PipeCo LLC 3.25%, 07/15/2031(1)	487,850
140,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 4.88%, 02/01/2031	150,952
	Venture Global Calcasieu Pass LLC
100,000	3.88%, 08/15/2029(1)	101,920
105,000	4.13%, 08/15/2031(1)	108,670
	Western Midstream Operating L.P.
40,000	4.75%, 08/15/2028	44,008
150,000	5.30%, 02/01/2030	164,437
		8,941,397
	Real Estate Investment Trusts - 0.5%
	American Tower Corp.
320,000	1.45%, 09/15/2026	315,290
640,000	2.40%, 03/15/2025	659,327
	EPR Properties
315,000	3.60%, 11/15/2031	315,951
169,000	3.75%, 08/15/2029	173,633
645,000	4.95%, 04/15/2028	706,473
	Equinix, Inc.
285,000	2.00%, 05/15/2028	281,954
30,000	2.50%, 05/15/2031	30,020
	GLP Capital L.P. / GLP Financing II, Inc.
785,000	4.00%, 01/15/2031	836,684
360,000	5.30%, 01/15/2029	411,862
308,000	5.75%, 06/01/2028	357,640
675,000	SBA Tower Trust 2.84%, 01/15/2050(1)	700,180
	VEREIT Operating Partnership L.P.
40,000	2.20%, 06/15/2028	40,144
50,000	2.85%, 12/15/2032	51,865
150,000	3.40%, 01/15/2028	161,592
	VICI Properties L.P. / VICI Note Co., Inc.
50,000	3.75%, 02/15/2027(1)	51,375
70,000	4.25%, 12/01/2026(1)	72,691
		5,166,681
	Retail - 0.5%
	1011778 BC ULC / New Red Finance, Inc.
140,000	3.50%, 02/15/2029(1)	135,800
165,000	3.88%, 01/15/2028(1)	164,601
222,000	AutoZone, Inc. 3.63%, 04/15/2025	238,501
1,699,000	FirstCash, Inc. 4.63%, 09/01/2028(1)	1,752,094
	Gap, Inc.
185,000	3.63%, 10/01/2029(1)	181,300
190,000	3.88%, 10/01/2031(1)	186,200
650,000	Home Depot, Inc. 3.30%, 04/15/2040	705,384
160,000	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 4.75%, 06/01/2027(1)	165,600
490,000	Lithia Motors, Inc. 4.63%, 12/15/2027(1)	518,050

59

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.9% - (continued)
	Retail - 0.5% - (continued)
	McDonald's Corp.
$ 210,000	3.63%, 09/01/2049	$ 234,386
457,000	4.20%, 04/01/2050	559,272
185,000	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.88%, 03/01/2027	191,706
		5,032,894
	Semiconductors - 1.0%
	Broadcom, Inc.
349,000	3.19%, 11/15/2036(1)	343,532
2,028,000	3.42%, 04/15/2033(1)	2,093,571
748,000	3.47%, 04/15/2034(1)	772,536
155,000	Entegris, Inc. 4.38%, 04/15/2028(1)	160,619
	Intel Corp.
540,000	3.05%, 08/12/2051	549,495
99,000	3.10%, 02/15/2060	99,882
	Marvell Technology, Inc.
1,150,000	2.45%, 04/15/2028	1,154,956
505,000	2.95%, 04/15/2031	515,584
	Microchip Technology, Inc.
1,043,000	2.67%, 09/01/2023	1,075,038
45,000	4.25%, 09/01/2025	46,807
490,000	NVIDIA Corp. 3.50%, 04/01/2040	547,301
	NXP B.V. / NXP Funding LLC
287,000	4.63%, 06/01/2023(1)	303,722
1,243,000	4.88%, 03/01/2024(1)	1,343,690
299,000	5.35%, 03/01/2026(1)	342,529
490,000	5.55%, 12/01/2028(1)	593,053
	NXP B.V. / NXP Funding LLC / NXP USA, Inc.
285,000	3.15%, 05/01/2027(1)	300,998
101,000	4.30%, 06/18/2029(1)	113,783
40,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	41,352
		10,398,448
	Software - 1.3%
3,055,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	3,039,725
594,774	Cascade MH Asset Trust 1.75%, 02/25/2046(1)	604,747
1,615,000	CDK Global, Inc. 5.25%, 05/15/2029(1)	1,732,087
220,000	Fair Isaac Corp. 4.00%, 06/15/2028(1)	222,200
530,000	IQVIA, Inc. 5.00%, 05/15/2027(1)	549,382
	Microsoft Corp.
570,000	2.92%, 03/17/2052	602,947
614,000	3.04%, 03/17/2062	659,750
15,000	MSCI, Inc. 3.63%, 09/01/2030(1)	15,375
330,000	Open Text Corp. 5.88%, 06/01/2026(1)	340,725
	Oracle Corp.
1,061,000	2.88%, 03/25/2031	1,087,230
1,290,000	3.85%, 04/01/2060	1,345,631
1,185,000	3.95%, 03/25/2051	1,283,364
1,740,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	1,831,350
		13,314,513
	Telecommunications - 1.9%
1,000,000	Apple, Inc. 1.40%, 08/05/2028	975,354
	AT&T, Inc.
1,045,000	3.50%, 02/01/2061	1,017,413
452,000	3.55%, 09/15/2055	457,917
45,000	3.65%, 06/01/2051	46,842
626,000	3.65%, 09/15/2059	634,957
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.9% - (continued)
	Telecommunications - 1.9% - (continued)
$ 1,798,000	3.80%, 12/01/2057	$ 1,888,654
	Nokia Oyj
1,420,000	4.38%, 06/12/2027	1,526,500
60,000	6.63%, 05/15/2039	80,700
1,145,000	NTT Finance Corp. 1.16%, 04/03/2026(1)	1,127,997
300,000	Sprint Corp. 7.13%, 06/15/2024	339,000
160,000	Telecom Italia Capital S.A. 6.00%, 09/30/2034	178,000
900,000	Telefonica Celular del Paraguay S.A. 5.88%, 04/15/2027(1)	933,750
	T-Mobile USA, Inc.
1,742,000	2.05%, 02/15/2028	1,728,233
40,000	3.38%, 04/15/2029(1)	41,100
1,535,000	3.50%, 04/15/2025	1,637,313
50,000	3.50%, 04/15/2031(1)	51,750
594,000	3.88%, 04/15/2030	649,804
212,000	4.50%, 04/15/2050	250,299
885,000	VEON Holdings B.V. 3.38%, 11/25/2027(1)	886,699
	Verizon Communications, Inc.
950,000	2.65%, 11/20/2040	896,804
350,000	2.85%, 09/03/2041	341,107
764,000	3.40%, 03/22/2041	800,227
899,000	4.50%, 08/10/2033	1,062,026
1,010,000	4.81%, 03/15/2039	1,247,049
270,000	Vmed UK Financing plc 4.25%, 01/31/2031(1)	262,875
430,000	Vodafone Group plc 6.15%, 02/27/2037	589,003
		19,651,373
	Transportation - 0.1%
	Union Pacific Corp.
1,120,000	2.38%, 05/20/2031	1,143,958
349,000	2.97%, 09/16/2062	350,337
		1,494,295
	Trucking & Leasing - 0.4%
1,615,000	DAE Funding LLC 1.55%, 08/01/2024(1)	1,593,198
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
1,155,000	2.70%, 11/01/2024(1)	1,200,481
805,000	4.00%, 07/15/2025(1)	872,738
		3,666,417
	Water - 0.0%
185,000	American Water Capital Corp. 4.15%, 06/01/2049	223,274
	Total Corporate Bonds (cost $283,553,589)	$ 291,491,106
FOREIGN GOVERNMENT OBLIGATIONS - 6.9%
	Angola - 0.1%
	Angolan Government International Bond
580,000	8.00%, 11/26/2029(5)	$ 574,270
510,000	8.25%, 05/09/2028(5)	512,672
		1,086,942
	Argentina - 0.0%
	Argentine Republic Government International Bond
16,465	1.00%, 07/09/2029	6,010
962,972	1.13%, 07/09/2035(3)	298,531
		304,541

60

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 6.9% - (continued)
	Benin - 0.1%
EUR 1,130,000	Benin Government International Bond 4.95%, 01/22/2035(1)	$ 1,242,438
	Bermuda - 0.0%
$ 255,000	Bermuda Government International Bond 2.38%, 08/20/2030(1)	252,450
	Brazil - 0.7%
BRL 20,100,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2031	3,164,896
$ 4,415,000	Brazilian Government International Bond 3.88%, 06/12/2030	4,143,080
		7,307,976
	Chile - 0.3%
	Chile Government International Bond
EUR 1,820,000	1.25%, 01/22/2051	1,844,267
$ 1,460,000	3.10%, 05/07/2041	1,423,617
200,000	3.25%, 09/21/2071	184,282
		3,452,166
	Colombia - 0.6%
	Colombia Government International Bond
3,335,000	3.88%, 04/25/2027	3,463,731
1,175,000	5.00%, 06/15/2045	1,156,905
200,000	5.20%, 05/15/2049	201,222
910,000	5.63%, 02/26/2044	959,176
		5,781,034
	Croatia - 0.2%
EUR 1,790,000	Croatia Government International Bond 1.50%, 06/17/2031(5)	2,150,665
	Dominican Republic - 0.3%
	Dominican Republic International Bond
$ 850,000	6.40%, 06/05/2049(5)	903,983
1,615,000	6.40%, 06/05/2049(1)	1,717,569
		2,621,552
	Egypt - 0.1%
	Egypt Government International Bond
500,000	7.30%, 09/30/2033(1)	469,300
210,000	7.63%, 05/29/2032(1)	203,039
200,000	8.50%, 01/31/2047(5)	184,792
200,000	8.88%, 05/29/2050(1)	188,374
		1,045,505
	Ghana - 0.0%
500,000	Ghana Government International Bond 6.38%, 02/11/2027(1)	447,150
	Hungary - 0.3%
EUR 2,465,000	Hungary Government International Bond 1.63%, 04/28/2032(5)	2,963,923
	Indonesia - 0.2%
	Indonesia Government International Bond
2,040,000	1.10%, 03/12/2033	2,262,948
100,000	2.15%, 07/18/2024(5)	121,000
145,000	2.63%, 06/14/2023(5)	174,178
		2,558,126
	Ivory Coast - 0.1%
845,000	Ivory Coast Government International Bond 4.88%, 01/30/2032(5)	954,522
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 6.9% - (continued)
	Jordan - 0.1%
$ 790,000	Jordan Government International Bond 5.85%, 07/07/2030(5)	$ 814,964
	Macedonia - 0.2%
	North Macedonia Government International Bond
EUR 770,000	2.75%, 01/18/2025(5)	927,438
985,000	3.68%, 06/03/2026(1)	1,236,187
		2,163,625
	Mexico - 1.2%
MXN 130,602,100	Mexican Bonos 7.75%, 05/29/2031	6,456,358
	Mexico Government International Bond
EUR 200,000	1.13%, 01/17/2030	223,650
3,000,000	1.45%, 10/25/2033	3,214,144
$ 305,000	3.75%, 04/19/2071	273,201
530,000	3.77%, 05/24/2061	489,195
1,015,000	4.28%, 08/14/2041	1,054,798
1,045,000	4.75%, 04/27/2032	1,172,020
		12,883,366
	Morocco - 0.1%
EUR 1,035,000	Morocco Government International Bond 2.00%, 09/30/2030(5)	1,156,253
	Oman - 0.2%
$ 1,520,000	Oman Government International Bond 6.75%, 01/17/2048(1)	1,535,139
	Panama - 0.3%
	Panama Government International Bond
1,945,000	3.87%, 07/23/2060	1,936,967
465,000	4.30%, 04/29/2053	498,029
200,000	4.50%, 04/16/2050	220,614
		2,655,610
	Philippines - 0.3%
	Philippine Government International Bond
EUR 2,045,000	1.20%, 04/28/2033	2,342,909
620,000	1.75%, 04/28/2041	699,790
		3,042,699
	Romania - 0.4%
	Romanian Government International Bond
1,265,000	2.63%, 12/02/2040(1)	1,339,487
750,000	2.75%, 04/14/2041(5)	797,528
750,000	3.38%, 02/08/2038(5)	882,741
1,024,000	4.63%, 04/03/2049(5)	1,369,366
		4,389,122
	Russia - 0.3%
RUB 269,620,000	Russian Federal Bond - OFZ 5.90%, 03/12/2031	3,267,223
	Saudi Arabia - 0.4%
	Saudi Government International Bond
EUR 1,665,000	2.00%, 07/09/2039(5)	2,013,527
$ 1,879,000	2.25%, 02/02/2033(1)	1,812,904
		3,826,431
	Senegal - 0.2%
	Senegal Government International Bond
EUR 440,000	4.75%, 03/13/2028(5)	518,223
$ 1,015,000	6.25%, 05/23/2033(5)	1,046,250
		1,564,473

61

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 6.9% - (continued)
	Serbia - 0.1%
EUR 1,200,000	Serbia International Bond 1.65%, 03/03/2033(1)	$ 1,303,641
	United Arab Emirates - 0.1%
$ 1,460,000	Finance Department Government of Sharjah 3.63%, 03/10/2033(1)	1,434,508
	Total Foreign Government Obligations (cost $76,569,909)	$ 72,206,044
MUNICIPAL BONDS - 1.7%
	Development - 0.2%
1,895,000	New York Transportation Dev Corp. Rev 4.25%, 09/01/2035	$ 2,105,765
	Education - 0.1%
	Chicago, IL, Board of Education, GO
270,000	6.04%, 12/01/2029	305,080
220,000	6.14%, 12/01/2039	264,858
		569,938
	General - 0.7%
250,000	Chicago, IL, Transit Auth 3.91%, 12/01/2040	281,919
	County of Riverside, CA
1,625,000	2.86%, 02/15/2026	1,715,876
1,630,000	3.07%, 02/15/2028	1,743,621
1,530,000	Philadelphia, PA, Auth Industrial Dev, (NATL Insured) 6.55%, 10/15/2028	1,943,504
1,430,000	State Board of Administration Finance Corp. 1.26%, 07/01/2025	1,430,209
		7,115,129
	General Obligation - 0.1%
	California State, GO Taxable
335,000	7.30%, 10/01/2039	532,435
10,000	7.55%, 04/01/2039	16,840
	State of Illinois, GO
516,727	4.95%, 06/01/2023	542,728
120,000	5.00%, 01/01/2023	124,723
250,000	6.88%, 07/01/2025	278,306
		1,495,032
	School District - 0.2%
1,335,000	Chicago, IL, Board of Education, GO 6.32%, 11/01/2029	1,564,118
	Transportation - 0.3%
	Metropolitan Transportation Auth, NY, Rev
700,000	5.00%, 11/15/2050	831,834
1,940,000	5.18%, 11/15/2049	2,645,115
		3,476,949
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 1.7% - (continued)
	Utility - Electric - 0.1%
$ 506,000	Municipal Electric Auth, GA 6.64%, 04/01/2057	$ 778,136
	Total Municipal Bonds (cost $15,414,683)	$ 17,105,067
SENIOR FLOATING RATE INTERESTS - 6.3%(8)
	Advertising - 0.0%
279,300	Clear Channel Outdoor Holdings, Inc. 3.63%, 08/21/2026, 1 mo. USD LIBOR + 3.500%(3)	$ 274,635
240,731	Terrier Media Buyer, Inc. 3.59%, 12/17/2026, 1 mo. USD LIBOR + 3.500%(3)	239,708
		514,343
	Aerospace/Defense - 0.1%
214,912	Dynasty Acquisition Co., Inc. 3.63%, 04/06/2026, 1 mo. USD LIBOR + 3.500%(3)	209,718
	TransDigm, Inc.
314,511	2.34%, 05/30/2025, 1 mo. USD LIBOR + 2.250%(3)	310,611
145,890	2.34%, 12/09/2025, 1 mo. USD LIBOR + 2.250%(3)	144,024
		664,353
	Airlines - 0.1%
175,000	AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2028, 1 mo. USD LIBOR + 4.750%(3)	182,165
115,000	Air Canada 4.25%, 08/11/2028, 1 mo. USD LIBOR + 3.500%(3)	116,126
147,375	Kestrel Bidco, Inc. 4.00%, 12/11/2026, 3 mo. USD LIBOR + 3.000%(3)	144,889
115,000	Mileage Plus Holdings LLC 6.25%, 06/21/2027, 1 mo. USD LIBOR + 5.250%(3)	122,404
160,000	SkyMiles IP Ltd. 4.75%, 10/20/2027, 3 mo. USD LIBOR + 3.750%(3)	170,310
213,925	United Airlines, Inc. 4.50%, 04/21/2028, 1 mo. USD LIBOR + 3.750%(3)	216,789
		952,683
	Apparel - 0.0%
174,563	Birkenstock GmbH & Co. KG 4.25%, 04/27/2028, 1 mo. USD LIBOR + 3.750%(3)	174,454
	Auto Parts & Equipment - 0.1%
164,588	Adient U.S. LLC 3.59%, 04/08/2028, 1 mo. USD LIBOR + 3.500%(3)	164,558
351,166	Clarios Global L.P. 3.34%, 04/30/2026, 1 mo. USD LIBOR + 3.250%(3)	348,824

62

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 6.3%(8) - (continued)
	Auto Parts & Equipment - 0.1% - (continued)
	First Brands Group LLC
$ 69,058	6.00%, 03/30/2027, 1 mo. USD LIBOR + 5.000%(3)	$ 69,576
125,000	9.50%, 03/30/2028, 1 mo. USD LIBOR + 8.500%(3)	125,937
		708,895
	Chemicals - 0.2%
243,125	ASP Unifrax Holdings, Inc. 3.88%, 12/12/2025, 3 mo. USD LIBOR + 3.750%(3)	239,113
1,231,598	Axalta Coating Systems U.S. Holdings, Inc. 1.88%, 06/01/2024, 3 mo. USD LIBOR + 1.750%(3)	1,228,519
600,000	Diamond (BC) B.V. 3.50%, 09/29/2028, 1 mo. USD LIBOR + 3.000%	598,350
179,940	Element Solutions, Inc. 2.09%, 01/31/2026, 1 mo. USD LIBOR + 2.000%(3)	179,490
179,065	Starfruit Finco B.V 2.84%, 10/01/2025, 1 mo. USD LIBOR + 2.750%(3)	177,611
		2,423,083
	Commercial Services - 0.7%
318,400	AlixPartners LLP 3.25%, 02/04/2028, 1 mo. USD LIBOR + 2.750%(3)	317,206
212,216	Allied Universal Holdco LLC 4.25%, 05/12/2028, 1 mo. USD LIBOR + 3.750%(3)	212,084
	Amentum Government Services Holdings LLC
98,750	3.59%, 01/29/2027, 1 mo. USD LIBOR + 3.500%(3)	98,174
99,500	5.50%, 01/29/2027, 1 mo. USD LIBOR + 4.750%(3)	99,469
245,000	APX Group, Inc. 4.00%, 07/10/2028, 1 mo. USD LIBOR + 3.500%(3)	244,042
145,394	AVSC Holding Corp. 4.25%, 03/03/2025, 3 mo. USD LIBOR + 3.250%(3)	131,163
194,500	Belron Finance U.S. LLC 2.38%, 11/13/2025, 3 mo. USD LIBOR + 2.250%(3)	193,527
EUR 225,000	Boels Topholding B.V. 3.25%, 02/06/2027, 3 mo. EURIBOR + 3.250%(3)	259,134
$ 388,944	BrightView Landscapes LLC 2.63%, 08/15/2025, 3 mo. USD LIBOR + 2.500%(3)	386,837
148,861	Ensemble RCM LLC 3.88%, 08/03/2026, 3 mo. USD LIBOR + 3.750%(3)	148,993
400,000	MPH Acquisition Holdings LLC 4.75%, 08/17/2028, 1 mo. USD LIBOR + 4.250%(3)	389,668
285,000	Parexel International Corp. 0.00%, 08/11/2028, 1 mo. USD LIBOR + 3.500%(9)	285,197
369,075	Signal Parent, Inc. 4.25%, 04/03/2028, 1 mo. USD LIBOR + 3.500%(3)	361,693
1,602,117	Trans Union LLC 1.84%, 11/16/2026, 1 mo. USD LIBOR + 1.750%(3)	1,591,111
	Verisure Holding AB
EUR 285,000	3.25%, 07/20/2026, 3 mo. EURIBOR + 3.250%(3)	327,240
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 6.3%(8) - (continued)
	Commercial Services - 0.7% - (continued)
EUR 410,000	3.25%, 03/27/2028, 3 mo. EURIBOR + 3.250%(3)	$ 470,420
$ 99,750	Verscend Holding Corp. 4.09%, 08/27/2025, 1 mo. USD LIBOR + 4.000%(3)	99,875
1,462,650	WEX, Inc. 2.34%, 03/31/2028, 1 mo. USD LIBOR + 2.250%(3)	1,454,240
189,525	WW International, Inc. 4.00%, 04/13/2028, 1 mo. USD LIBOR + 3.500%(3)	187,156
		7,257,229
	Construction Materials - 0.3%
304,238	ACProducts, Inc. 4.75%, 05/17/2028, 1 mo. USD LIBOR + 4.250%(3)	303,288
290,000	Chamberlain Group, Inc. 0.00%, 10/22/2028, 1 mo. USD LIBOR + 4.000%(9)	289,397
458,423	Cornerstone Building Brands, Inc. 3.75%, 04/12/2028, 1 mo. USD LIBOR + 3.250%(3)	457,506
199,000	CP Atlas Buyer, Inc. 4.25%, 11/23/2027, 1 mo. USD LIBOR + 3.750%(3)	197,694
1,623,150	Ingersoll-Rand Services Co. 1.84%, 03/01/2027, 1 mo. USD LIBOR + 1.750%(3)	1,599,306
245,625	Quikrete Holdings, Inc. 2.59%, 02/01/2027, 1 mo. USD LIBOR + 2.500%(3)	243,066
330,000	Standard Industries, Inc. 3.00%, 09/22/2028, 1 mo. USD LIBOR + 2.500%(3)	329,528
99,500	Watlow Electric Manufacturing Co. 4.50%, 03/02/2028, 1 mo. USD LIBOR + 4.000%(3)	99,583
		3,519,368
	Distribution/Wholesale - 0.2%
1,713,319	American Builders & Contractors Supply Co., Inc. 2.09%, 01/15/2027, 1 mo. USD LIBOR + 2.000%(3)	1,695,689
	Diversified Financial Services - 0.2%
340,327	Blackhawk Network Holdings, Inc. 3.09%, 06/15/2025, 3 mo. USD LIBOR + 3.000%(3)	337,349
281,437	Deerfield Dakota Holding LLC 4.75%, 04/09/2027, 1 mo. USD LIBOR + 3.750%(3)	281,966
1,017,450	Fleetcor Technologies Operating Co. LLC 1.84%, 04/28/2028, 1 mo. USD LIBOR + 1.750%(3)	1,014,184
	HighTower Holdings LLC
38,000	4.00%, 04/21/2028, 1 mo. USD LIBOR + 4.00%(3)	38,000
152,000	4.75%, 04/21/2028, 1 mo. USD LIBOR + 4.00%(3)	152,000
325,000	Russell Investments U.S. Inst'l Holdco, Inc. 4.50%, 05/30/2025, 1 mo. USD LIBOR + 3.500%(3)	326,118
		2,149,617

63

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 6.3%(8) - (continued)
	Electrical Components & Equipment - 0.0%
$ 100,000	Anticimex International AB 0.00%, 07/21/2028, 1 mo. USD LIBOR + 3.500%(9)	$ 99,875
	Electronics - 0.0%
189,525	Ingram Micro, Inc. 4.00%, 06/30/2028, 1 mo. USD LIBOR + 3.500%(3)	189,904
	Engineering & Construction - 0.1%
169,575	Artera Services LLC 4.50%, 03/06/2025, 1 mo. USD LIBOR + 3.500%(3)	168,799
245,420	Brand Energy & Infrastructure Services, Inc. 5.25%, 06/21/2024, 3 mo. USD LIBOR + 4.250%(3)	243,130
352,782	Brown Group Holding LLC 3.25%, 06/07/2028, 1 mo. USD LIBOR + 2.750%(3)	351,681
100,000	KKR Apple Bidco LLC 3.50%, 09/22/2028, 1 mo. USD LIBOR + 3.000%(3)	99,750
		863,360
	Entertainment - 0.2%
	Crown Finance U.S., Inc.
284,245	3.50%, 02/28/2025, 1 mo. USD LIBOR + 2.500%(3)	233,934
12,295	9.25%, 05/23/2024, 1 mo. USD LIBOR + 8.250%(3)	13,187
425,000	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 3 mo. USD LIBOR + 2.500%(3)	423,274
205,000	J&J Ventures Gaming LLC 4.75%, 04/07/2028, 1 mo. USD LIBOR + 4.000%(3)	205,512
217,654	Penn National Gaming, Inc. 3.00%, 10/15/2025, 3 mo. USD LIBOR + 2.250%(3)	217,202
438,174	UFC Holdings LLC 3.50%, 04/29/2026, 1 mo. USD LIBOR + 2.750%(3)	435,435
197,352	William Morris Endeavor Entertainment LLC 2.84%, 05/18/2025, 3 mo. USD LIBOR + 2.750%(3)	193,213
		1,721,757
	Food - 0.1%
	Froneri International Ltd.
158,000	2.34%, 01/29/2027, 1 mo. USD LIBOR + 2.250%(3)	155,650
EUR 120,000	2.63%, 01/29/2027, 3 mo. EURIBOR + 2.625%(3)	135,398
$ 171,930	Hostess Brands LLC 3.00%, 08/03/2025, 1 mo. USD LIBOR + 2.250%(3)	171,519
	U.S. Foods, Inc.
190,580	1.84%, 06/27/2023, 1 mo. USD LIBOR + 1.750%(3)	189,281
122,500	2.09%, 09/13/2026, 3 mo. USD LIBOR + 2.000%(3)	120,203
		772,051
	Food Service - 0.0%
275,000	Aramark Services, Inc. 1.84%, 03/11/2025, 1 mo. USD LIBOR + 1.750%(3)	268,125
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 6.3%(8) - (continued)
	Hand/Machine Tools - 0.0%
$ 122,723	Alliance Laundry Systems LLC 4.25%, 10/08/2027, 1 mo. USD LIBOR + 3.500%(3)	$ 122,942
	Healthcare - Products - 0.1%
318,400	Avantor Funding, Inc. 2.75%, 11/08/2027, 1 mo. USD LIBOR + 2.250%(3)	318,136
104,738	Insulet Corp. 3.75%, 05/04/2028, 1 mo. USD LIBOR + 3.250%(3)	104,836
320,000	Medline Industries, Inc. 0.00%, 10/23/2028, 1 mo. USD LIBOR + 3.250%(9)	320,317
325,066	Sunshine Luxembourg S.a.r.l. 4.50%, 10/01/2026, 1 mo. USD LIBOR + 3.750%(3)	325,596
		1,068,885
	Healthcare - Services - 0.4%
	ADMI Corp.
203,975	3.63%, 12/23/2027, 1 mo. USD LIBOR + 3.125%(3)	202,382
130,000	4.00%, 12/23/2027, 1 mo. USD LIBOR + 3.500%(3)	129,861
EUR 425,000	Biogroup-LCD 3.50%, 01/28/2028, 3 mo. EURIBOR + 3.500%(3)	488,826
135,000	Elsan SAS 3.50%, 06/16/2028, 3 mo. EURIBOR + 3.500%(3)(9)	155,822
$ 291,750	Envision Healthcare Corp. 3.84%, 10/10/2025, 3 mo. USD LIBOR + 3.750%(3)	240,816
150,000	EyeCare Partners LLC 0.00%, 10/14/2028, 1 mo. USD LIBOR + 3.750%(9)	149,625
164,588	Heartland Dental, LLC 4.09%, 04/30/2025, 1 mo. USD LIBOR + 4.000%(3)	164,141
79,854	ICON Luxembourg S.a r.l. 3.00%, 07/03/2028, 1 mo. USD LIBOR + 2.500%(3)	79,846
1,371,673	IQVIA, Inc. 1.84%, 03/07/2024, 1 mo. USD LIBOR + 1.750%(3)	1,369,272
EUR 115,000	LGC Group Holdings Ltd. 3.00%, 04/21/2027, 3 mo. EURIBOR + 3.000%(3)	130,140
$ 112,391	MED ParentCo L.P. 4.34%, 08/31/2026, 1 mo. USD LIBOR + 4.250%(3)	112,048
258,700	PPD, Inc. 2.50%, 01/13/2028, 1 mo. USD LIBOR + 2.000%(3)	258,095
398,000	Surgery Center Holdings, Inc. 4.50%, 08/31/2026, 1 mo. USD LIBOR + 3.750%(3)	398,720
		3,879,594
	Home Builders - 0.0%
284,288	Tecta America Corp. 5.00%, 04/01/2028, 1 mo. USD LIBOR + 4.250%(3)	284,643
	Home Furnishings - 0.0%
215,000	Mattress Firm Inc 5.00%, 09/25/2028, 1 mo. USD LIBOR + 4.250%(3)	213,873
126,545	Weber-Stephen Products LLC 4.00%, 10/30/2027, 1 mo. USD LIBOR + 3.250%(3)	126,757
		340,630

64

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 6.3%(8) - (continued)
	Insurance - 0.3%
$ 243,149	Acrisure LLC 3.63%, 02/15/2027, 1 mo. USD LIBOR + 3.500%(3)	$ 239,745
	Asurion LLC
391,185	3.34%, 12/23/2026, 1 mo. USD LIBOR + 3.250%(3)	387,089
240,000	5.34%, 01/31/2028, 1 mo. USD LIBOR + 5.250%(3)	239,014
215,000	5.34%, 01/20/2029, 1 mo. USD LIBOR + 5.250%(3)	213,970
363,722	Hub International Ltd. 2.87%, 04/25/2025, 1 mo. USD LIBOR + 2.750%(3)	359,506
198,248	Ryan Specialty Group LLC 3.75%, 09/01/2027, 1 mo. USD LIBOR + 3.000%(3)	198,298
	Sedgwick Claims Management Services, Inc.
418,175	3.34%, 12/31/2025, 3 mo. USD LIBOR + 3.250%(3)	413,734
294,738	3.84%, 09/03/2026, 1 mo. USD LIBOR + 3.750%(3)	293,928
291,156	USI, Inc. 3.13%, 05/16/2024, 3 mo. USD LIBOR + 3.000%(3)	288,815
		2,634,099
	Internet - 0.2%
EUR 130,000	Adevinta ASA 3.25%, 06/26/2028, 3 mo. EURIBOR + 3.250%(3)	150,370
$ 264,338	Endure Digital, Inc. 4.25%, 02/10/2028, 1 mo. USD LIBOR + 3.500%(3)	259,601
1,659,010	Go Daddy Operating Co. LLC 1.84%, 02/15/2024, 1 mo. USD LIBOR + 1.750%(3)	1,646,153
119,095	MH Sub LLC 4.75%, 09/13/2024, 1 mo. USD LIBOR + 3.750%(3)	119,294
170,000	Proofpoint, Inc. 3.75%, 08/31/2028, 1 mo. USD LIBOR + 3.250%(3)	169,226
115,000	Shutterfly, Inc. 5.75%, 09/25/2026, 1 mo. USD LIBOR + 5.000%(3)	113,678
		2,458,322
	IT Services - 0.2%
199,500	Panther Commercial Holdings L.P. 5.00%, 01/07/2028, 1 mo. USD LIBOR + 5.000%(3)	199,999
228,850	Peraton Corp. 4.50%, 02/01/2028, 1 mo. USD LIBOR + 3.750%(3)	229,099
1,441,244	Science Applications International Corp. 1.96%, 10/31/2025, 1 mo. USD LIBOR + 1.875%(3)	1,440,351
237,696	Surf Holdings LLC 3.62%, 03/05/2027, 1 mo. USD LIBOR + 3.500%(3)	236,049
	Tempo Acquisition LLC
150,000	3.50%, 08/31/2028, 1 mo. USD LIBOR + 3.000%(3)	150,095
257,487	3.75%, 11/02/2026, 1 mo. USD LIBOR + 3.250%(3)	258,022
		2,513,615
	Leisure Time - 0.1%
	Carnival Corp.
138,250	3.75%, 06/30/2025, 1 mo. USD LIBOR + 3.000%(3)	137,991
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 6.3%(8) - (continued)
	Leisure Time - 0.1% - (continued)
$ 190,000	4.00%, 10/18/2028, 6 mo. USD LIBOR + 4.000%	$ 189,763
100,000	Great Canadian Gaming Corp. 0.00%, 11/01/2026, 1 mo. USD LIBOR + 4.000%(3)(9)	100,450
214,462	Hayward Industries, Inc. 3.00%, 05/12/2028, 1 mo. USD LIBOR + 2.500%(3)	213,748
179,550	MajorDrive Holdings LLC 4.50%, 05/12/2028, 1 mo. USD LIBOR + 4.000%(3)	179,550
94,091	SRAM LLC 3.25%, 05/12/2028, 1 mo. USD LIBOR + 2.750%(3)	93,856
		915,358
	Lodging - 0.1%
230,905	Boyd Gaming Corp. 2.32%, 09/15/2023, 3 mo. USD LIBOR + 2.250%(3)	230,482
	Caesars Resort Collection LLC
271,219	2.84%, 12/23/2024, 3 mo. USD LIBOR + 2.750%(3)	269,837
108,900	3.59%, 07/21/2025, 1 mo. USD LIBOR + 3.500%(3)	108,963
172,362	Station Casinos LLC 2.50%, 02/08/2027, 1 mo. USD LIBOR + 2.250%(3)	170,561
		779,843
	Machinery - Construction & Mining - 0.0%
303,507	Brookfield WEC Holdings, Inc. 3.25%, 08/01/2025, 1 mo. USD LIBOR + 2.750%(3)	301,230
	Machinery-Diversified - 0.2%
1,132,922	Altra Industrial Motion Corp. 2.09%, 10/01/2025, 3 mo. USD LIBOR + 2.000%(3)	1,124,425
346,513	Vertical U.S. Newco, Inc. 4.00%, 07/30/2027, 1 mo. USD LIBOR + 3.500%(3)	346,946
200,000	Welbilt, Inc. 2.59%, 10/23/2025, 3 mo. USD LIBOR + 2.500%(3)	199,084
		1,670,455
	Media - 0.2%
99,000	Banijay Entertainment S.A.S 3.83%, 03/01/2025, 1 mo. USD LIBOR + 3.750%(3)	98,629
244,388	Cable One, Inc. 2.09%, 05/03/2028, 1 mo. USD LIBOR + 2.000%(3)	242,325
377,398	Charter Communications Operating LLC 1.84%, 02/01/2027, 1 mo. USD LIBOR + 1.750%(3)	374,628
341,283	CSC Holdings LLC 2.59%, 04/15/2027, 1 mo. USD LIBOR + 2.500%(3)	334,031
	E.W. Scripps Co.
147,739	3.31%, 05/01/2026, 1 mo. USD LIBOR + 2.563%(3)	147,185
86,750	3.75%, 01/07/2028, 1 mo. USD LIBOR + 3.000%(3)	86,791
237,900	Gray Television, Inc. 2.58%, 01/02/2026, 3 mo. USD LIBOR + 2.500%(3)	236,206

65

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 6.3%(8) - (continued)
	Media - 0.2% - (continued)
$ 6,345	Houghton Mifflin Harcourt Publishing Co. 7.25%, 11/22/2024, 1 mo. USD LIBOR + 6.250%(3)	$ 6,331
170,000	Telenet Financing USD LLC 2.09%, 04/30/2028, 6 mo. USD LIBOR + 2.000%(3)	167,535
260,000	UPC Financing Partnership 3.09%, 01/31/2029, 1 mo. USD LIBOR + 3.000%(3)	258,755
EUR 155,000	Virgin Media Bristol LLC 3.25%, 01/31/2029, 3 mo. EURIBOR + 3.250%(3)	179,018
$ 150,000	Ziggo Financing Partnership 2.59%, 04/30/2028, 1 mo. USD LIBOR + 2.500%(3)	148,062
		2,279,496
	Miscellaneous Manufacturing - 0.0%
97,000	LTI Holdings, Inc. 3.59%, 09/06/2025, 3 mo. USD LIBOR + 3.500%(3)	95,701
147,733	Momentive Performance Materials USA LLC 3.34%, 05/15/2024, 3 mo. USD LIBOR + 3.250%(3)	147,426
		243,127
	Packaging & Containers - 0.1%
375,000	Berlin Packaging LLC 4.25%, 03/11/2028, 1 mo. USD LIBOR + 3.750%(3)	375,067
436,555	Flex Acquisition Co., Inc. 4.00%, 02/23/2028, 1 mo. USD LIBOR + 3.500%(3)	435,220
100,000	Pretium PKG Holdings, Inc. 4.50%, 10/02/2028, 1 mo. USD LIBOR + 4.500%	100,238
253,725	Proampac PG Borrower LLC 4.50%, 11/03/2025, 1 mo. USD LIBOR + 3.750%(3)	253,725
299,341	TricorBraun Holdings, Inc. 3.75%, 03/03/2028, 1 mo. USD LIBOR + 3.250%(3)	297,266
		1,461,516
	Pharmaceuticals - 0.4%
	Bausch Health Cos., Inc.
152,120	2.84%, 11/27/2025, 3 mo. USD LIBOR + 2.750%(3)	151,625
82,417	3.09%, 06/02/2025, 3 mo. USD LIBOR + 3.000%(3)	82,206
198,589	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.500%(3)	198,362
1,850,085	Elanco Animal Health, Inc. 1.83%, 08/01/2027, 1 mo. USD LIBOR + 1.750%(3)	1,833,564
243,474	Endo Luxembourg Finance Co. S.a r.l. 5.75%, 03/27/2028, 1 mo. USD LIBOR + 5.000%(3)	237,049
248,436	Gainwell Acquisition Corp. 4.75%, 10/01/2027, 1 mo. USD LIBOR + 4.000%(3)	248,858
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 6.3%(8) - (continued)
	Pharmaceuticals - 0.4% - (continued)
$ 120,000	HCRX Investments Holdco L.P. 0.00%, 07/14/2028, 1 mo. USD LIBOR + 2.250%(9)	$ 119,280
203,975	Horizon Therapeutics USA, Inc. 2.50%, 03/15/2028, 1 mo. USD LIBOR + 2.000%(3)	203,428
19,896	ICON Luxembourg S.a r.l. 3.00%, 07/03/2028, 1 mo. USD LIBOR + 2.500%(3)	19,894
229,425	Jazz Financing Lux S.a.r.l. 4.00%, 05/05/2028, 1 mo. USD LIBOR + 3.500%(3)	229,712
264,337	Organon & Co. 3.50%, 06/02/2028, 1 mo. USD LIBOR + 3.000%(3)	264,835
222,916	Pathway Vet Alliance LLC 3.84%, 03/31/2027, 1 mo. USD LIBOR + 3.750%(3)	221,708
		3,810,521
	Pipelines - 0.0%
274,335	BCP Renaissance Parent LLC 4.50%, 10/31/2024, 3 mo. USD LIBOR + 3.500%(3)	273,306
172,335	NorthRiver Midstream Finance L.P. 3.38%, 10/01/2025, 3 mo. USD LIBOR + 3.250%(3)	171,927
		445,233
	Real Estate - 0.0%
EUR 130,000	Blitz GmbH 3.50%, 04/28/2028, 3 mo. EURIBOR + 3.500%(3)	149,468
	Retail - 0.7%
$ 135,000	At Home Group, Inc. 4.75%, 07/24/2028, 1 mo. USD LIBOR + 4.250%(3)	134,382
2,380,238	B.C. Unlimited Liability Co. 1.84%, 11/19/2026, 1 mo. USD LIBOR + 1.750%(3)	2,332,204
300,258	Beacon Roofing Supply, Inc. 2.34%, 05/19/2028, 1 mo. USD LIBOR + 2.250%(3)	298,075
	EG Group Ltd.
144,520	4.75%, 03/31/2026, 1 mo. USD LIBOR + 4.250%(3)	144,303
EUR 150,000	7.00%, 04/10/2027, 3 mo. EURIBOR + 7.000%(3)	173,587
$ 139,650	Foundation Building Materials Holding Co. LLC 3.75%, 02/03/2028, 1 mo. USD LIBOR + 3.250%(3)	138,457
421,812	Great Outdoors Group LLC 5.00%, 03/06/2028, 1 mo. USD LIBOR + 4.250%(3)	422,779
289,922	Harbor Freight Tools USA, Inc. 3.25%, 10/19/2027, 1 mo. USD LIBOR + 2.750%(3)	288,803
	IRB Holding Corp.
126,080	3.75%, 02/05/2025, 1 mo. USD LIBOR + 2.750%(3)	125,712
99,250	4.25%, 12/15/2027, 1 mo. USD LIBOR + 3.250%(3)	99,180
668,960	KFC Holding Co. 1.84%, 03/15/2028, 1 mo. USD LIBOR + 1.750%(3)	667,983

66

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 6.3%(8) - (continued)
	Retail - 0.7% - (continued)
	LBM Acquisition LLC
$ 66,667	0.00%, 12/17/2027, 1 mo. USD LIBOR + 3.750%(3)(9)	$ 65,722
132,999	3.88%, 12/17/2027, 1 mo. USD LIBOR + 3.750%(3)	131,115
142,257	4.50%, 12/17/2027, 1 mo. USD LIBOR + 3.750%(3)(7)	140,241
198,500	Les Schwab Tire Centers 4.00%, 11/02/2027, 1 mo. USD LIBOR + 3.250%(3)	198,129
244,388	Michaels Cos., Inc. 5.00%, 04/15/2028, 1 mo. USD LIBOR + 4.250%(3)	243,931
184,075	Petco Health and Wellness Co., Inc. 4.00%, 03/03/2028, 1 mo. USD LIBOR + 3.250%(3)	183,944
269,325	PetSmart, Inc. 4.50%, 02/11/2028, 1 mo. USD LIBOR + 3.750%(3)	269,422
374,062	SRS Distribution, Inc. 4.25%, 06/02/2028, 1 mo. USD LIBOR + 3.750%(3)	373,958
224,185	Staples, Inc. 5.13%, 04/16/2026, 3 mo. USD LIBOR + 5.000%(3)	215,240
173,250	White Cap Buyer LLC 4.50%, 10/19/2027, 1 mo. USD LIBOR + 4.000%(3)	173,584
		6,820,751
	Semiconductors - 0.0%
225,000	MKS Instruments, Inc. 0.00%, 10/21/2028, 1 mo. USD LIBOR + 2.250%(9)	224,719
	Software - 0.7%
130,000	CCC Intelligent Solutions, Inc. 3.00%, 09/21/2028, 1 mo. USD LIBOR + 2.500%(3)	129,577
EUR 185,000	Concorde Midco Ltd. 4.00%, 03/01/2028, 3 mo. EURIBOR + 4.000%(3)	213,862
$ 390,601	DCert Buyer, Inc. 4.09%, 10/16/2026, 3 mo. USD LIBOR + 4.000%(3)	390,644
891,761	Dun & Bradstreet Corp. 3.34%, 02/06/2026, 1 mo. USD LIBOR + 3.250%(3)	887,784
98,000	Emerald TopCo, Inc. 3.63%, 07/24/2026, 1 mo. USD LIBOR + 3.500%(3)	97,240
118,488	Epicor Software Corp. 4.00%, 07/30/2027, 1 mo. USD LIBOR + 3.250%(3)	118,331
467,870	Hyland Software, Inc. 4.25%, 07/01/2024, 1 mo. USD LIBOR + 3.500%(3)	468,015
33,368	MA Finance Co. LLC 2.84%, 06/21/2024, 3 mo. USD LIBOR + 2.750%(3)	33,003
275,000	Mitchell International, Inc. 4.25%, 10/15/2028, 1 mo. USD LIBOR + 3.750%	272,387
98,996	Navicure, Inc. 4.09%, 10/22/2026, 1 mo. USD LIBOR + 4.000%(3)	99,059
325,000	Polaris Newco LLC 4.50%, 06/02/2028, 1 mo. USD LIBOR + 4.000%(3)	325,624
420,000	RealPage, Inc. 3.75%, 04/24/2028, 1 mo. USD LIBOR + 3.250%(3)	418,992
225,333	Seattle Spinco, Inc. 2.84%, 06/21/2024, 3 mo. USD LIBOR + 2.750%(3)	222,868
378,189	SS&C European Holdings S.a.r.l. 1.84%, 04/16/2025, 1 mo. USD LIBOR + 1.750%(3)	374,013
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 6.3%(8) - (continued)
	Software - 0.7% - (continued)
$ 2,014,897	SS&C Technologies, Inc. 1.84%, 04/16/2025, 1 mo. USD LIBOR + 1.750%(3)	1,994,989
	Ultimate Software Group, Inc.
196,492	3.84%, 05/04/2026, 3 mo. USD LIBOR + 3.750%(3)	$ 196,705
143,553	4.00%, 05/04/2026, 1 mo. USD LIBOR + 3.250%(3)	143,715
641,155	Zelis Healthcare Corporation 3.58%, 09/30/2026, 1 mo. USD LIBOR + 3.500%(3)	638,097
		7,024,905
	Telecommunications - 0.2%
145,455	Altice France S.A. 3.81%, 01/31/2026, 3 mo. USD LIBOR + 3.688%(3)	143,782
206,325	CenturyLink, Inc. 2.34%, 03/15/2027, 1 mo. USD LIBOR + 2.250%(3)	203,575
144,275	Frontier Communications Corp. 4.50%, 05/01/2028, 1 mo. USD LIBOR + 3.750%(3)	143,986
	Lorca Finco plc
EUR 245,000	0.00%, 09/17/2027, 1 mo. USD LIBOR + 3.750%(9)	281,479
270,000	4.25%, 09/17/2027, 3 mo. EURIBOR + 4.250%(3)	312,245
$ 125,000	Xplornet Communications, Inc. 0.00%, 10/02/2028, 1 mo. USD LIBOR + 4.000%(9)	124,733
	Zayo Group Holdings, Inc.
376,980	3.09%, 03/09/2027, 1 mo. USD LIBOR + 3.000%(3)	370,824
EUR 98,500	3.25%, 03/09/2027, 3 mo. EURIBOR + 3.250%(3)	111,496
		1,692,120
	Transportation - 0.1%
$ 260,000	First Student Bidco, Inc. 3.50%, 07/21/2028, 1 mo. USD LIBOR + 3.000%(3)	258,084
109,450	PODS LLC 3.75%, 03/31/2028, 1 mo. USD LIBOR + 3.000%(3)	109,245
284,288	Savage Enterprises LLC 3.75%, 09/15/2028, 1 mo. USD LIBOR + 3.250%(3)	284,762
		652,091
	Total Senior Floating Rate Interests (cost $65,903,340)	$ 65,748,349
U.S. GOVERNMENT AGENCIES - 38.7%
	Mortgage-Backed Agencies - 38.7%
	FHLMC - 2.3%
3,114,851	0.48%, 01/25/2034(2)(4)	$ 148,622
1,579,307	0.64%, 10/25/2026(2)(4)	42,976
6,583,369	0.72%, 12/25/2030(2)(4)	382,764
3,348,672	0.75%, 06/25/2027(2)(4)	125,098
76,487	0.84%, 03/25/2030, 1 mo. USD LIBOR + 0.750%(3)	76,487
1,478,182	0.88%, 11/25/2030(2)(4)	101,437
2,610,924	1.03%, 10/25/2030(2)(4)	203,763
4,277,034	1.12%, 06/25/2030(2)(4)	361,957
3,481,679	1.13%, 01/25/2030(2)(4)	280,243
28,745	1.29%, 10/25/2029, 1 mo. USD LIBOR + 1.200%(3)	28,755

67

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 38.7% - (continued)
	Mortgage-Backed Agencies - 38.7% - (continued)
	FHLMC - 2.3% - (continued)
$ 3,326,211	1.43%, 05/25/2030(2)(4)	$ 357,075
2,080,399	1.57%, 05/25/2030(2)(4)	242,152
341,798	1.75%, 10/15/2042	344,456
492,063	1.89%, 07/25/2030, 1 mo. USD LIBOR + 1.800%(3)	494,831
460,997	1.94%, 09/25/2049, 1 mo. USD LIBOR + 1.850%(1)(3)	462,943
1,061,383	2.00%, 03/01/2051	1,061,799
614,849	2.14%, 07/25/2049, 1 mo. USD LIBOR + 2.050%(1)(3)	620,036
1,140,174	2.44%, 02/25/2049, 1 mo. USD LIBOR + 2.350%(1)(3)	1,148,772
181,141	2.54%, 03/25/2049, 1 mo. USD LIBOR + 2.450%(1)(3)	183,859
2,008,914	3.00%, 10/01/2032	2,116,096
5,741	3.00%, 05/15/2041	6,043
123,436	3.00%, 07/01/2047	130,286
188,146	3.00%, 01/01/2048	196,880
1,242,570	3.00%, 08/01/2050	1,300,822
1,909,869	3.50%, 01/15/2033(4)	209,724
898,139	3.50%, 05/15/2034(4)	80,379
1,099,813	3.50%, 10/15/2042	1,140,092
899,495	3.50%, 12/01/2046	958,742
644,674	3.50%, 01/01/2047	695,234
234,745	3.50%, 03/15/2047	249,766
183,912	3.50%, 06/01/2047	195,534
211,478	3.50%, 12/01/2047	227,079
259,102	3.50%, 01/01/2048	275,341
389,457	3.50%, 12/01/2048	412,691
1,664,535	3.50%, 07/01/2051	1,764,539
550,829	4.00%, 05/01/2038	592,886
639,958	4.00%, 05/25/2040(4)	87,722
14,235	4.00%, 01/01/2042	15,702
215,190	4.00%, 03/01/2042	237,834
5,955	4.00%, 04/01/2042	6,560
15,217	4.00%, 06/01/2042	16,397
323,251	4.00%, 11/01/2047	348,653
601,120	4.00%, 12/01/2047	658,401
664,918	4.34%, 11/25/2023, 1 mo. USD LIBOR + 4.250%(3)	685,605
517,066	5.00%, 09/01/2031	570,310
281,593	5.00%, 07/01/2035	321,590
136,178	5.00%, 09/01/2035	155,288
15,476	5.00%, 10/01/2035	17,669
14,965	5.00%, 11/01/2035	17,095
121,695	5.00%, 12/01/2035	138,907
6,781	5.00%, 06/01/2036	7,741
457,338	5.00%, 09/15/2036(4)	80,299
135,806	5.00%, 11/01/2036	154,945
104,593	5.00%, 12/01/2036	119,403
115,993	5.00%, 02/01/2037	132,339
61,444	5.00%, 02/01/2038	70,144
88,881	5.00%, 02/01/2039	101,462
1,466,243	5.00%, 03/15/2045(4)	305,485
210,422	5.00%, 02/15/2048(4)	41,554
90,014	5.00%, 09/01/2048	99,460
48,892	5.00%, 10/01/2048	53,805
59,167	5.00%, 12/01/2048	65,386
49,073	5.00%, 02/01/2049	54,038
381,878	5.24%, 11/25/2028, 1 mo. USD LIBOR + 5.150%(3)	396,333
15,963	5.50%, 02/01/2029	17,875
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 38.7% - (continued)
	Mortgage-Backed Agencies - 38.7% - (continued)
	FHLMC - 2.3% - (continued)
$ 14,459	5.50%, 03/01/2035	$ 16,843
17,781	5.50%, 12/01/2038	19,915
634,241	5.50%, 05/15/2040(4)	125,503
572,117	5.50%, 06/15/2046(4)	112,250
530,360	5.50%, 10/15/2046(4)	108,853
585,000	5.50%, 02/01/2049	655,289
86,116	5.50%, 03/01/2049	96,447
486,089	5.64%, 07/25/2028, 1 mo. USD LIBOR + 5.550%(3)	509,213
		23,842,474
	FNMA - 3.9%
206,068	0.00%, 06/25/2041(10)(11)	189,691
2,618,671	0.33%, 01/25/2030(2)(4)	53,278
6,708,681	1.20%, 06/25/2034(2)(4)	644,272
3,326,325	1.44%, 05/25/2029(2)(4)	309,405
4,065	2.00%, 09/25/2041	4,148
7,076	2.00%, 12/25/2041	7,226
508,564	2.00%, 03/25/2044	518,701
522,270	2.00%, 05/25/2044	533,036
5,406,492	2.00%, 03/01/2051	5,408,613
6,541	2.50%, 12/25/2041	6,698
11,913	2.50%, 03/25/2046	12,311
370,000	2.88%, 11/01/2027	397,627
1,251,261	3.00%, 04/25/2033(4)	92,526
299,237	3.00%, 08/01/2033	315,033
1,818,406	3.00%, 06/01/2038	1,926,240
514,546	3.00%, 08/25/2042	534,246
704,059	3.00%, 11/25/2042	732,310
10,536	3.00%, 02/25/2043	10,911
101,699	3.00%, 01/25/2046	108,062
1,413,762	3.00%, 02/25/2047	1,471,986
78,867	3.00%, 05/25/2047	80,956
584,235	3.00%, 08/25/2049	609,755
1,949,941	3.00%, 07/01/2051	2,035,967
771,161	3.00%, 10/01/2051	809,186
33,648	3.00%, 12/25/2054	35,023
345,000	3.16%, 08/01/2027	375,828
2,355,419	3.50%, 07/25/2033(4)	210,360
830,224	3.50%, 08/25/2033(4)	90,672
675,420	3.50%, 04/25/2034(4)	40,165
1,458,648	3.50%, 05/01/2037	1,552,949
1,074,355	3.50%, 11/25/2039(4)	116,460
5,760	3.50%, 05/25/2042	6,126
214,022	3.50%, 07/25/2044	222,013
312,102	3.50%, 12/01/2045	334,603
295,231	3.50%, 01/01/2046	316,056
225,852	3.50%, 03/01/2046	242,541
1,061,995	3.50%, 12/01/2046	1,151,542
405,488	3.50%, 05/01/2047	433,881
615,409	3.50%, 09/01/2047	652,612
457,707	3.50%, 01/01/2048	483,032
434,166	3.50%, 02/01/2048	460,976
58,114	3.50%, 02/25/2048	60,384
97,327	3.50%, 06/01/2048	102,972
592,061	3.50%, 07/01/2048	633,302
127,254	3.50%, 11/01/2048	134,929
396,558	3.50%, 03/25/2049	420,218
910,587	3.50%, 04/25/2049	979,565
1,541,037	3.50%, 01/01/2050	1,632,758
959,812	3.50%, 05/01/2056	1,044,450
398,654	3.50%, 05/25/2056	414,581
897,282	3.50%, 11/25/2057	953,366

68

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 38.7% - (continued)
	Mortgage-Backed Agencies - 38.7% - (continued)
	FNMA - 3.9% - (continued)
$ 1,479,868	3.50%, 05/01/2058	$ 1,602,956
89,461	4.00%, 08/01/2038	97,097
3,351	4.00%, 11/01/2040	3,698
40,210	4.00%, 02/01/2041	44,215
560,128	4.00%, 06/01/2041	612,812
6,675	4.00%, 09/01/2041	7,355
10,119	4.00%, 10/01/2041	11,181
232,027	4.00%, 01/01/2042	256,013
302,379	4.00%, 02/01/2042	334,068
81,065	4.00%, 05/01/2042	89,169
3,387	4.00%, 09/01/2042	3,785
1,348,282	4.00%, 01/01/2043	1,485,347
26,386	4.00%, 10/01/2043	29,063
776,172	4.00%, 10/01/2047	838,445
415,143	4.00%, 11/01/2047	447,395
717,824	4.00%, 01/01/2049	769,746
981,093	4.00%, 09/01/2049	1,051,591
700,399	4.50%, 04/01/2048	756,525
543,662	4.50%, 09/25/2048(4)	78,680
322,595	4.50%, 04/01/2049	348,926
1,139,063	4.50%, 01/01/2051	1,275,241
15,715	5.00%, 02/01/2036	17,949
5,946	5.00%, 03/01/2036	6,789
456,942	5.00%, 06/25/2048(4)	81,335
516,562	5.50%, 08/25/2038(4)	102,750
490,550	5.50%, 04/25/2044(4)	89,259
379,811	6.50%, 03/25/2045(4)	92,938
		40,447,876
	GNMA - 9.8%
162,885	1.75%, 09/20/2043	164,946
291,626	2.00%, 01/20/2042	297,103
207,171	2.00%, 06/16/2042	210,789
113,848	2.50%, 05/20/2040	116,173
2,082,495	2.50%, 08/20/2051	2,142,544
1,184,399	2.50%, 09/20/2051	1,217,924
3,883,652	2.50%, 10/20/2051	3,996,259
14,410,000	2.50%, 11/18/2051(12)	14,811,904
14,375,000	2.50%, 12/20/2051(12)	14,746,167
854,742	3.00%, 02/20/2047	895,829
209,443	3.00%, 10/20/2047	216,769
600,000	3.00%, 10/20/2051	626,391
18,814,000	3.00%, 11/18/2051(12)	19,533,488
18,800,000	3.00%, 12/20/2051(12)	19,495,453
368,983	3.50%, 11/20/2042	393,608
793,466	3.50%, 06/20/2046	839,569
173,220	3.50%, 07/20/2046	183,288
180,027	3.50%, 10/20/2046	190,632
787,340	3.50%, 02/20/2047	831,309
213,903	3.50%, 05/20/2047	225,449
222,190	3.50%, 07/20/2047	234,173
165,251	3.50%, 11/20/2047	174,585
204,208	3.50%, 03/20/2048	215,672
10,183,000	3.50%, 11/19/2050(12)	10,653,168
495,731	3.88%, 08/15/2042	551,136
1,183,609	4.00%, 09/16/2042(4)	249,389
498,905	4.00%, 09/20/2042(4)	58,299
312,405	4.00%, 12/20/2044(4)	51,294
732,883	4.00%, 08/20/2045	798,887
113,948	4.00%, 09/20/2047	121,922
31,320	4.00%, 04/20/2048	33,472
1,590,007	4.00%, 07/20/2048	1,696,567
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 38.7% - (continued)
	Mortgage-Backed Agencies - 38.7% - (continued)
	GNMA - 9.8% - (continued)
$ 999,222	4.50%, 06/16/2043(4)	$ 172,738
485,216	4.50%, 05/20/2045(4)	73,759
710,952	4.50%, 08/20/2045(4)	112,643
805,347	4.50%, 12/16/2046(4)	128,343
507,747	4.50%, 05/20/2048(4)	72,092
347,462	4.50%, 06/20/2048(4)	63,914
3,035,000	4.50%, 11/18/2051(12)	3,237,017
416,007	5.00%, 12/20/2043(4)	90,730
1,164,735	5.00%, 07/16/2044(4)	197,611
399,008	5.00%, 11/16/2046(4)	69,798
383,322	5.00%, 06/16/2047(4)	64,859
490,215	5.00%, 11/16/2047(4)	87,001
1,786,530	5.00%, 11/20/2049	1,930,539
347,372	5.50%, 02/20/2044(4)	52,591
277,526	5.50%, 09/15/2045	327,326
376,585	5.50%, 09/20/2045(4)	75,247
		102,730,366
	UMBS - 22.7%
910,000	1.50%, 11/10/2051(12)	881,172
8,400,000	2.00%, 11/16/2036(12)	8,618,203
91,069,000	2.00%, 11/10/2051(12)	91,051,212
63,510,000	2.00%, 12/13/2051(12)	63,366,110
7,550,000	2.50%, 11/16/2036(12)	7,842,710
26,772,000	2.50%, 11/10/2051(12)	27,493,589
13,085,000	2.50%, 12/13/2051(12)	13,406,503
2,981,000	3.00%, 11/16/2036(12)	3,124,461
10,596,000	3.00%, 11/10/2051(12)	11,055,850
3,336,000	3.50%, 11/10/2051(12)	3,525,474
1,190,000	4.00%, 11/10/2051(12)	1,274,134
5,069,000	4.50%, 11/10/2051(12)	5,479,272
		237,118,690
	Total U.S. Government Agencies (cost $403,301,946)	$ 404,139,406
U.S. GOVERNMENT SECURITIES - 25.0%
	U.S. Treasury Securities - 25.0%
	U.S. Treasury Bonds - 14.3%
4,816,143	0.88%, 02/15/2047(13)	$ 6,328,900
551,544	1.00%, 02/15/2048(13)	751,328
4,420,000	1.25%, 05/15/2050	3,730,584
3,000,000	1.63%, 11/15/2050	2,778,281
16,680,000	1.75%, 08/15/2041	16,028,437
4,060,000	1.88%, 02/15/2051	3,988,316
3,495,000	2.00%, 08/15/2051	3,541,417
15,345,000	2.25%, 05/15/2041	15,987,572
6,460,000	2.25%, 08/15/2049	6,874,853
2,919,900	2.38%, 05/15/2051	3,204,590
3,145,000	2.88%, 08/15/2045	3,680,878
2,525,000	3.00%, 11/15/2045	3,023,096
11,845,000	3.00%, 02/15/2047	14,354,197
1,395,000	3.00%, 02/15/2048	1,697,323
2,645,000	3.13%, 08/15/2044	3,192,804
1,390,000	3.13%, 05/15/2048	1,731,310
6,010,000	3.38%, 05/15/2044	7,526,586
7,574,900	3.63%, 08/15/2043	9,765,999
23,825,000	3.63%, 02/15/2044(14)(15)	30,854,306
7,618,100	3.75%, 11/15/2043	10,010,957
		149,051,734
	U.S. Treasury Notes - 10.7%
1,000,000	0.25%, 09/30/2023	996,016

69

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 25.0% - (continued)
	U.S. Treasury Securities - 25.0% - (continued)
	U.S. Treasury Notes - 10.7% - (continued)
$ 3,000,000	0.25%, 08/31/2025		$ 2,914,805
1,791,504	0.38%, 01/15/2027(13)		1,987,065
10,000,000	0.50%, 02/28/2026		9,744,922
502,000	0.63%, 10/15/2024		500,039
35,460,000	0.63%, 08/15/2030		32,879,454
5,000,000	0.88%, 06/30/2026		4,935,742
1,000,000	0.88%, 09/30/2026		985,547
1,733,360	0.88%, 01/15/2029(13)		2,013,101
11,120,000	0.88%, 11/15/2030		10,512,309
6,000,000	1.25%, 09/30/2028		5,919,375
1,000,000	1.25%, 08/15/2031		972,344
22,485,000	1.63%, 05/15/2031		22,653,637
1,000,000	2.13%, 05/15/2025		1,041,602
3,000,000	2.25%, 11/15/2025		3,144,727
9,830,000	2.88%, 08/15/2028		10,754,250
			111,954,935
	Total U.S. Government Securities (cost $255,212,859)		$ 261,006,669
COMMON STOCKS - 0.0%
	Energy - 0.0%
934	Foresight Energy LLC		$ 12,610
	Total Common Stocks (cost $8,444)		$ 12,610
	Total Long-Term Investments (Cost $1,334,355,741)		$ 1,346,486,539
SHORT-TERM INVESTMENTS - 2.7%
	Repurchase Agreements - 2.7%
27,700,656	Fixed Income Clearing Corp. Repurchase Agreement dated 10/29/2021 at 0.010%, due on 11/01/2021 with a maturity value of $27,700,679; collateralized by U.S. Treasury Bond at 1.375%, maturing 11/15/2040, with a market value of $772,082, collateralized by U.S. Treasury Bond at 1.875%, maturing 02/15/2041, with a market value of $27,482,667		$ 27,700,656
	Total Short-Term Investments (cost $27,700,656)		$ 27,700,656
	Total Investments Excluding Purchased Options (cost $1,362,056,397)	131.7%	$ 1,374,187,195
	Total Purchased Options (cost $845,986)	0.0%	$ 181,385
	Total Investments (cost $1,362,902,383)	131.7%	$ 1,374,368,580
	Other Assets and Liabilities	(31.7)%	(330,662,197)
	Total Net Assets	100.0%	$ 1,043,706,383
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At October 31, 2021, the aggregate value of these securities was $295,297,267, representing 28.3% of net assets.
(2)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2021. Base lending rates may be subject to a floor or cap.
(4)	Securities disclosed are interest-only strips.
(5)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2021, the aggregate value of these securities was $21,498,364, representing 2.1% of net assets.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	This security, or a portion of this security, has unfunded loan commitments. As of October 31, 2021, the aggregate value of the unfunded commitment was $2,676,084, which rounds to 0.3% of total net assets.
(8)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of October 31, 2021.
(9)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(10)	Security disclosed is principal-only strips.
(11)	Security is a zero-coupon bond.
(12)	Represents or includes a TBA transaction.
(13)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(14)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of October 31, 2021, the market value of securities pledged was $1,877,807.
(15)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of October 31, 2021, the market value of securities pledged was $3,755,613.

70

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

OTC Swaptions Outstanding at October 31, 2021
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaptions:
Put
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 03/14/22*	BOA	2.20%	Pay	03/14/2022	USD	48,760,000	$ 181,385	$ 845,986	$ (664,601)
Written swaptions:
Put
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 03/14/22*	BOA	1.50%	Receive	03/14/2022	USD	(48,760,000)	$ (321,681)	$ (487,600)	$ 165,919

*	Swaptions with forward premiums.

Futures Contracts Outstanding at October 31, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	60	12/15/2021	$ 6,077,211	$ (223,060)
U.S. Treasury 2-Year Note Future	450	12/31/2021	98,662,500	(161,723)
Total				$ (384,783)
Short position contracts:
Euro-BTP Future	150	12/08/2021	$ 25,736,068	$ 735,519
Euro-BUND Future	98	12/08/2021	19,066,563	452,312
Euro-BUXL 30-Year Bond Future	25	12/08/2021	6,046,049	27,734
U.S. Treasury 5-Year Note Future	274	12/31/2021	33,359,500	(18,337)
U.S. Treasury 10-Year Note Future	36	12/21/2021	4,705,313	1,059
U.S. Treasury 10-Year Ultra Future	452	12/21/2021	65,554,125	633,857
U.S. Treasury Long Bond Future	252	12/21/2021	40,532,625	663,187
U.S. Treasury Ultra Bond Future	17	12/21/2021	3,338,906	562
Total				$ 2,495,893
Total futures contracts				$ 2,111,110

TBA Sale Commitments Outstanding at October 31, 2021
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
GNMA, 2.00%	$ 8,950,000	11/18/2051	$ (9,059,078)	$ 6,418
UMBS, 1.50%	5,095,000	11/16/2036	(5,124,853)	6,170
UMBS, 2.00%	600,000	11/16/2036	(615,586)	1,312
Total TBA sale commitments (proceeds receivable $14,813,418)			$ (14,799,517)	$ 13,900
At October 31, 2021, the aggregate market value of TBA Sale Commitments represents (1.4)% of total net assets.

71

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

OTC Credit Default Swap Contracts Outstanding at October 31, 2021
Reference Entity	Counter- party	Notional Amount		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CMBX.NA.BB.8	GSC	USD	579,789	5.00%	10/17/2057	Monthly	$ —	$ (100,677)	$ (212,210)	$ (111,533)
CMBX.NA.BBB.6	MLI	USD	135,000	3.00%	05/11/2063	Monthly	—	(8,085)	(37,455)	(29,370)
CMBX.NA.BBB.6	MSC	USD	435,000	3.00%	05/11/2063	Monthly	—	(56,222)	(120,678)	(64,456)
Total OTC credit default swap contracts							$ —	$ (164,984)	$ (370,343)	$ (205,359)

Centrally Cleared Credit Default Swap Contracts Outstanding at October 31, 2021
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.35.V1	USD	7,645,000	(1.00%)	06/20/2026	Quarterly	$ 217,944	$ 249,870	$ 31,926
Total						$ 217,944	$ 249,870	$ 31,926
Credit default swaps on single-name issues:
Sell protection:
Panama Republic (BBB)	USD	985,000	1.00%	06/20/2026	Quarterly	$ 6,938	$ 7,570	$ 632
Total						$ 6,938	$ 7,570	$ 632
Total centrally cleared credit default swap contracts						$ 224,882	$ 257,440	$ 32,558

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at October 31, 2021
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,130,000	BRL	387,343	USD	MSC	12/15/2021	$ (13,065)
945,000	EUR	1,096,877	USD	DEUT	12/15/2021	(2,031)
456,000	EUR	540,675	USD	UBS	12/15/2021	(12,368)
8,110,000	MXN	390,263	USD	GSC	12/15/2021	1,572
2,051,453	USD	11,060,000	BRL	GSC	12/15/2021	108,017
3,781,219	USD	3,256,000	EUR	DEUT	11/30/2021	11,020
32,436,368	USD	27,321,000	EUR	BCLY	12/15/2021	783,146
417,163	USD	351,000	EUR	MSC	12/15/2021	10,506
4,672,051	USD	94,410,000	MXN	GSC	12/15/2021	110,625
1,952,663	USD	145,630,000	RUB	BCLY	12/15/2021	(79,336)
Total foreign currency contracts						$ 918,086
† For information regarding the Fund’s significant accounting policies, please refer to the Trust's most recent shareholder report.
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Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2021  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 234,777,288	$ —	$ 234,777,288	$ —
Corporate Bonds	291,491,106	—	291,491,106	—
Foreign Government Obligations	72,206,044	—	72,206,044	—
Municipal Bonds	17,105,067	—	17,105,067	—
Senior Floating Rate Interests	65,748,349	—	65,748,349	—
U.S. Government Agencies	404,139,406	—	404,139,406	—
U.S. Government Securities	261,006,669	—	261,006,669	—
Common Stocks
Energy	12,610	12,610	—	—
Short-Term Investments	27,700,656	—	27,700,656	—
Purchased Options	181,385	—	181,385	—
Foreign Currency Contracts(2)	1,024,886	—	1,024,886	—
Futures Contracts(2)	2,514,230	2,514,230	—	—
Swaps - Credit Default(2)	32,558	—	32,558	—
Total	$ 1,377,940,254	$ 2,526,840	$ 1,375,413,414	$ —
Liabilities
Foreign Currency Contracts(2)	$ (106,800)	$ —	$ (106,800)	$ —
Futures Contracts(2)	(403,120)	(403,120)	—	—
Swaps - Credit Default(2)	(205,359)	—	(205,359)	—
TBA Sale Commitments	(14,799,517)	—	(14,799,517)	—
Written Options	(321,681)	—	(321,681)	—
Total	$ (15,836,477)	$ (403,120)	$ (15,433,357)	$ —

(1)	For the period ended October 31, 2021, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
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Hartford Funds Exchange-Traded Trust (the "Trust")
GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Bank of America Securities LLC
CBK	Citibank NA
HSBC	HSBC Bank USA
RBS	RBS Greenwich Capital
UBS	UBS AG
WEST	Westpac International
GSC	Goldman Sachs & Co.
MLI	Merrill Lynch International
MSC	Morgan Stanley
DEUT	Deutsche Bank Securities, Inc.
Currency Abbreviations:
BRL	Brazil Real
EUR	Euro Member Countries
MXN	Mexican Peso
RUB	Russia Ruble
USD	United States Dollar
Index Abbreviations:
CMT	Constant Maturity Treasury Index
CMBX.NA	Markit Commercial Mortgage-Backed North American
Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
PA	Port Authority
Redev	Redevelopment
Rev	Revenue
VA	Veterans Administration
Other Abbreviations:
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Co.
BAM	Build America Mutual Assurance Corp.
CD	Certificate of Deposit
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CR	Custodial Receipts
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
NATL	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
SCP	State Credit Enhancement Program
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Securities

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Hartford Funds Exchange-Traded Trust
 Notes to the Schedules of Investments
 October 31, 2021  (Unaudited)

1.	Investment Valuation and Fair Value Measurements:
The net asset value per share (“NAV”) is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The net asset value for the shares is determined by dividing the value of the Fund’s net assets attributable to the shares by the number of shares outstanding. Information that becomes known to a Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
For purposes of calculating the NAV, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees of the Trust (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade, do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.
Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, sell or redeem shares of the Fund.
Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or sell shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
75

Hartford Funds Exchange-Traded Trust
 Notes to the Schedules of Investments – (continued)
 October 31, 2021  (Unaudited)

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange -traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange-traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
The Board of Trustees has delegated the day-to-day responsibility for implementing the valuation procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Trustees.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.
For information regarding a Fund’s other significant accounting policies, please refer to the Trust’s most recent Semi-Annual or Annual Report.
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